As filed with the Securities and Exchange Commission on March 11, 2013

1933 Act Registration No. 33-96132
1940 Act Registration No. 811-9086

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No	☐
Post-Effective Amendment No. 47	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 48	☒

TD ASSET MANAGEMENT USA FUNDS INC.

(Exact Name of Registrant as Specified in Charter)

31 West 52nd Street, New York, New York 10019

(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code:

(212) 827-7061
Kevin LeBlanc, President
TD Asset Management
USA Inc.
31 West 52nd Street
New York, NY 10019

(Name and Address of Agent for Service)

Copies of communications to:
Margery K. Neale, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, N.Y. 10019

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	On (date) pursuant to paragraph (a) (1)
☒	75 days after filing pursuant to paragraph (a) (2)

If appropriate, check the following box:

☐	On (date) pursuant to paragraph (a) (2) of Rule 485.
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TD Asset Management

PROSPECTUS

March [  ], 2013

TD Asset Management USA Funds Inc.

TDAM Core Bond Fund
    - Institutional Class (TDBFX)
    - Advisor Class (TDCBX)

TDAM High Yield Bond Fund
    - Institutional Class (TDHBX)
    - Advisor Class (TDHYX)

TDAM U.S. Equity Income Fund
    - Institutional Class (TDUIX)
    - Advisor Class (TDUEX)

TDAM U.S. Large Cap Core Equity Fund
    - Institutional Class (TDCEX)
    - Advisor Class (TDLCX)

TDAM Global Equity Income Fund
    - Institutional Class (TDGEX)
    - Advisor Class (TDGIX)

TDAM Global Low Volatility Equity Fund
    - Institutional Class (TDLVX)
    - Advisor Class (TDGVX)

TDAM Global All Cap Fund
    - Institutional Class (TDGCX)
    - Advisor Class (TDGAX)

TDAM Target Return Fund
    - Institutional Class (TDTFX)
    - Advisor Class (TDTRX)

As with any mutual fund, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE
The TD Logo and other trade-marks are the property of The Toronto-Dominion Bank or a wholly owned subsidiary, in Canada and/or other countries.

TD ASSET MANAGEMENT USA FUNDS INC.

SUMMARY

TDAM Core Bond Fund

Investment Objective

The TDAM Core Bond Fund (the “Core Bond Fund” or the “Fund”) seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%	0.40%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.97%	0.97%
Total Annual Fund Operating Expenses	1.37%	1.62%
Fee Waivers and/or Expense Reimbursements(2)	-0.87%	-0.87%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.50%	0.75%

(1)	“Other Expenses” are based on estimated expenses payable by the Fund for the current fiscal year.
(2)	TDAM USA Inc., the Fund’s investment manager (“TDAM”), has contractually agreed to limit the Fund’s Total Annual Fund Operating Expenses to 0.50% for the Institutional Class and 0.75% for the Advisor Class of the Fund at least through the Fund’s first year of operations (the Fund has not yet commenced operations). This limit excludes certain expenses, including any interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses. TDAM is entitled to recoup from the Fund any waivers and/or reimbursements made pursuant to this contractual agreement, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. This contract may not be terminated before the end of the Fund’s first year of operations unless approved by the Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$51	$348
Advisor Class	$77	$426

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, which include all types of debt and fixed income securities, such as, corporate bonds, debentures and notes, zero coupon obligations, Treasury bills and debt securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities, obligations issued or guaranteed by international or supranational entities, municipal securities (including, but not limited to, Build America Bonds), mortgage-backed and asset-backed securities and term deposits. A supranational entity is an international organization or agency which transcends national boundaries and is formed and/or supported by multiple governmental or quasi-governmental organizations. The Fund may purchase securities of any maturity. Under normal market conditions, the target dollar-weighted average duration for the Fund’s portfolio is expected to approximate the duration of the Fund’s benchmark, the Barclays Capital U.S. Aggregate Bond Index, but may vary due to market conditions.

The Fund intends to limit its investments to U.S. dollar denominated securities and currently anticipates that it will only purchase bonds that are, at the time of investment, rated investment grade (BBB- or above by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings Inc. (“Fitch”) or Baa3 or above by Moody’s Investors Service, Inc. (“Moody’s”)) or their unrated equivalents. In addition, the Fund will only invest in municipal bonds that are, at the time of investment, rated AA- or better by S&P or Fitch, or Aa3 or better by Moody’s, or their unrated equivalents. The Fund may invest up to 30% of its total assets in the bonds of foreign issuers, provided that such bonds are issued in the U.S. and are denominated in U.S. dollars (“yankee bonds”). The Fund may also invest in exchange-traded funds (“ETFs”) the provide exposure to investment grade fixed income securities.

The Fund may also invest in derivatives, such as credit default swaps and interest rate futures. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer. The Fund may use interest rate futures to increase returns or hedge against changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions.

The Fund may invest in repurchase agreements and other money market securities, which may serve as collateral for the Fund’s derivatives investments and/or earn income for the Fund.

The Fund’s portfolio is constructed using a “bottom-up” strategy under which TDAM USA Inc., the Fund’s investment manager (the “Investment Manager” or “TDAM”), uses credit and yield curve analysis to identify securities that TDAM believes will add value and enhance long-term performance, and at the same time manage risk. The Investment Manager will allocate the Fund’s assets across different market sectors and maturities, based on its view of the relative value of each sector or maturity. The Fund may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of different market sectors.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund may be subject to the following principal risks:

Bond Market Risk — The bond markets as a whole could go up or down (sometimes dramatically). This volatility could affect the value of the investments in the Fund’s portfolio exposed to bonds or other fixed income securities. In an economic downturn, the ability of issuers of corporate fixed income securities and other securities to service their obligations could be materially and adversely affected.

Credit Risk — Fixed income securities, such as bonds, are subject to credit risk. This is the risk that the issuer or guarantor of a fixed income security will be unable or unwilling to make timely principal or interest payments, or otherwise honor its obligations. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the fixed income instrument. Changes in an issuer’s or guarantor’s credit rating or the market’s perception of an issuer’s or guarantor’s creditworthiness also may affect the value of fixed income securities.

Interest Rate Risk — Interest rate risk is the risk that the Fund’s fixed income securities will decline in value because of increases in market interest rates. Prices of fixed income securities generally decrease when interest rates rise and increase when interest rates decline.

Liquidity Risk — This is the risk that certain securities that the Fund holds may be difficult or impossible to sell at a particular time or at an acceptable price.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to reinvest the proceeds in lower yielding securities.

Yankee Bonds Risk — Investments in yankee bonds involve similar risks as investments in the debt obligations of U.S. issuers. See “Credit Risk,” “Market Risk,” and “Liquidity Risk.” Principal and interest on these bonds are payable in U.S. dollars, so there is no direct foreign currency risk for U.S. holders. However, indirect foreign currency risk and other foreign risk factors may apply to the foreign issuers of these bonds, and may therefore affect the market value of these bonds. Foreign risk factors that may apply to yankee bonds include the possibility of: adverse political and economic developments; foreign withholding taxes; expropriation or nationalization of the operations of foreign issuers; and different or less robust government regulation of foreign financial markets and institutions.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Mortgage-Backed Securities Risk — The value of the Fund’s mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields. See also “Credit Risk”.

Asset-Backed Securities Risk — Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Fund’s asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

ETF Risk — An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF.

Derivatives Risk — Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the Fund intends to invest and the principal risks associated with each of them:

Futures — The risks associated with the Fund’s use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times.

Swaps — Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Repurchase Agreements Risk — Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. The Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Fund could experience a loss.

Zero Coupon Bonds Risk — Zero coupon bonds are sold at a discount from face value and do not make periodic interest payments. At maturity, zero coupon bonds can be redeemed for their face value. Because zero coupon bonds do not pay interest, the value of zero coupon bonds may be more volatile than other fixed income securities and may also be subject to greater interest rate risk and credit risk than other fixed income instruments.

Strategy Risk — If the Investment Manager’s strategies do not work as intended, the Fund may not achieve its investment objective.

Performance

Performance information for the Fund is not presented as the Fund has not commenced operations as of the date of this prospectus. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Investment Manager

TDAM USA Inc. is the Fund’s investment manager.

Portfolio Managers

The name, title, and length of service of the persons who are primarily responsible for the day-to-day management of the Fund appears in the table below.

Portfolio Manager	Title	Length of Service with the Fund
Glenn Davis, CFA	Managing Director, TDAM	Since inception
Dennis Woessner, CFA	Vice President & Director, TDAM	Since inception

For information about purchase and sale of Fund shares, taxes, and payments to broker-dealers and other financial intermediaries, please see Important Additional Information on page 41 of the Prospectus.

TDAM High Yield Bond Fund

Investment Objective

The TDAM High Yield Bond Fund (the “High Yield Bond Fund” or the “Fund”) seeks to provide high current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	1.47%	1.47%
Total Annual Fund Operating Expenses	2.02%	2.27%
Fee Waivers and/or Expense Reimbursements(2)	-1.32%	-1.32%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.70%	0.95%

(1)	“Other Expenses” are based on estimated expenses payable by the Fund for the current fiscal year.
(2)	TDAM USA Inc., the Fund’s investment manager (“TDAM”), has contractually agreed to limit the Fund’s Total Annual Fund Operating Expenses to 0.70%for the Institutional Class and 0.95%for the Advisor Class of the Fund at least through the Fund’s first year of operations (the Fund has not yet commenced operations). This limit excludes certain expenses, including any interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses. TDAM is entitled to recoup from the Fund any waivers and/or reimbursements made pursuant to this contractual agreement, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. This contract may not be terminated before the end of the Fund’s first year of operations unless approved by the Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$72	$506
Advisor Class	$97	$582

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that are, at the time of investment, rated below investment grade (lower than BBB- by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings Inc. (“Fitch”), or lower than Baa3 by Moody’s Investors Service, Inc.

(“Moody’s”)), or their unrated equivalents (commonly referred to as “junk bonds” or high yield securities). Split rated securities will be considered to have the lower credit rating. For purposes of the Fund’s 80% policy, “bonds” may include, but are not limited to, corporate bonds, debentures and notes, floating rate senior loans, zero coupon obligations and asset-backed securities. The Fund’s investments in junk bonds may include distressed securities.

To the extent consistent with its investment objective, the Fund may invest up to 20% of its net assets in debt securities of foreign issuers or denominated in foreign currency, including emerging market countries. These investments may include bonds of foreign issuers that are issued in the U.S. and are denominated in U.S. dollars (“yankee bonds”). The Fund may invest in securities of any rating. Although the Fund may invest in securities without regard to their maturity, the Fund’s average weighted maturity is not expected to exceed 10 years. The Fund may also invest in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, preferred stock, convertible securities and exchange-traded funds (“ETFs”) that provide exposure to high yield bonds.

The Fund may also invest in derivatives, such as credit default swaps and currency forwards. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer. The Fund may enter into currency forwards to manage currency exposure.

The Fund may invest in repurchase agreements and other money market securities, which may be used to serve as collateral for the Fund’s derivatives investments and/or earn income for the Fund.

The Fund’s portfolio is constructed using a “bottom-up” strategy under which TDAM USA Inc., the Fund’s investment manager (the “Investment Manager” or “TDAM”), follows a methodical risk/return process to find securities that appear undervalued. This means that the Investment Manager makes investment decisions for the Fund based primarily on fundamental analysis of individual securities in the context of a global macroeconomic environment. Generally, the Investment Manager employs a “buy-and-hold” strategy, meaning that the Fund will normally invest for the long-term, but may sell a security at any time if the Investment Manager considers the security to be overvalued or otherwise unfavorable.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund may be subject to the following principal risks:

Bond Market Risk — The bond markets as a whole could go up or down (sometimes dramatically). This volatility could affect the value of the investments in the Fund’s portfolio exposed to bonds or other fixed income securities. In an economic downturn, the ability of issuers of corporate fixed income securities and other securities to service their obligations could be materially and adversely affected.

Credit Risk — Fixed income securities, such as bonds, and derivatives involving a counterparty, are subject to credit risk. This is the risk that the issuer or guarantor of a fixed income security or the counterparty to a derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. The degree of credit risk depends on the issuer’s, guarantor’s or counterparty’s financial condition and on the terms of the fixed income or derivative instrument. Changes in an issuer’s or guarantor’s credit rating or the market’s perception of an issuer’s or guarantor’s creditworthiness also may affect the value of fixed income securities.

High Yield Securities Risk — Fixed income securities rated below investment grade and unrated securities of similar credit quality (commonly referred to as “junk bonds” or high yield securities) are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investments in such securities involves substantial risk. Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with investment grade securities. The value of high yield securities tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield securities and the junk bond markets generally, particularly in times of market stress.

Distressed Securities Risk — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on distressed securities and may incur costs to protect its investments. In addition, distressed securities involve the substantial risk that principal will not be repaid.

Interest Rate Risk — Interest rate risk is the risk that the Fund’s fixed income securities will decline in value because of increases in market interest rates. Prices of fixed income securities generally decrease when interest rates rise and increase when interest rates decline.

Liquidity Risk — This is the risk that certain securities that the Fund holds may be difficult or impossible to sell at a particular time or at an acceptable price.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to reinvest the proceeds in lower yielding securities.

Foreign Securities Risk — Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters.

Foreign Currency Risk — Foreign currency risk is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments denominated in foreign currencies or reduce the returns of the Fund.

Emerging Markets Risk — While investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, these risks are heightened with respect to investments in emerging market countries, where there is an even greater amount of economic, political and social instability.

Yankee Bonds Risk — Investments in yankee bonds involve similar risks as investments in the debt obligations of U.S. issuers. See “Credit Risk,” “Market Risk,” and “Liquidity Risk.” Principal and interest on these bonds are payable in U.S. dollars, so there is no direct foreign currency risk for U.S. holders. However, indirect foreign currency risk and other foreign risk factors may apply to the foreign issuers of these bonds, and may therefore affect the market value of these bonds. Foreign risk factors that may apply to yankee bonds include the possibility of: adverse political and economic developments; foreign withholding taxes; expropriation or nationalization of the operations of foreign issuers; and different or less robust government regulation of foreign financial markets and institutions.

Senior Loans Risk — Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Senior loans are also subject to heightened prepayment risk, as they usually have mandatory and optional prepayment provisions. Senior loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. There may not be an active trading market for certain senior loans and the liquidity of some actively traded loans may be impaired due to adverse market conditions. See “Liquidity Risk.” In addition, because the senior loans in which the Fund invests are typically rated below investment grade, the risks associated with senior loans are similar to the risks of below investment grade securities. See “High Yield Securities Risk.”

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value form the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Asset-Backed Securities Risk — Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Fund’s asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Preferred Stock Risk — Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness and to changes in interest rates, and may decline in value if interest rates rise.

ETF Risk — An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF.

Derivatives Risk — Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the Fund intends to invest and the principal risks associated with each of them:

Forwards — Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Forward contracts are not regulated by the Commodity Futures Trading Commission (the “CFTC”) and therefore, the Fund will not receive any benefit of CFTC regulation when trading forwards.

Swaps — Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Repurchase Agreements Risk — Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. The Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Fund could experience a loss.

Zero Coupon Bonds Risk — Zero coupon bonds are sold at a discount from face value and do not make periodic interest payments. At maturity, zero coupon bonds can be redeemed for their face value. Because zero coupon bonds do not pay interest, the value of zero coupon bonds may be more volatile than other fixed income securities and may also be subject to greater interest rate risk and credit risk than other fixed income instruments.

Strategy Risk — If the Investment Manager’s strategies do not work as intended, the Fund may not achieve its investment objective. In addition, because of the Fund’s emphasis on buying and holding securities, the Fund may hold various securities through adverse markets without an obligation to sell them.

Performance

Performance information for the Fund is not presented as the Fund has not commenced operations as of the date of this prospectus. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Investment Manager

TDAM USA Inc. is the Fund’s investment manager.

Portfolio Managers

The name, title, and length of service of the persons who are primarily responsible for the day-to-day management of the Fund appears in the table below.

Portfolio Manager	Title	Length of Service with the Fund
Gregory Kocik, CFA	Portfolio Manager, TDAM	Since inception
Shawna Millman	Associate Portfolio Manager, TDAM	Since inception

For information about purchase and sale of Fund shares, taxes, and payments to broker-dealers and other financial intermediaries, please see Important Additional Information on page 41 of the Prospectus.

TDAM U.S. Equity Income Fund

Investment Objective

The TDAM U.S. Equity Income Fund (the “U.S. Equity Income Fund” or the “Fund”) seeks to provide income and moderate capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.65%	0.65%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	2.24%	2.24%
Total Annual Fund Operating Expenses	2.89%	3.14%
Fee Waivers and/or Expense Reimbursements(2)	-2.09%	-2.09%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.80%	1.05%

(1)	“Other Expenses” are based on estimated expenses payable by the Fund for the current fiscal year.
(2)	TDAM USA Inc., the Fund’s investment manager (“TDAM”), has contractually agreed to limit the Fund’s Total Annual Fund Operating Expenses to 0.80% for the Institutional Class and 1.05% for the Advisor Class of the Fund at least through the Fund’s first year of operations (the Fund has not yet commenced operations). This limit excludes certain expenses, including any interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses. TDAM is entitled to recoup from the Fund any waivers and/or reimbursements made pursuant to this contractual agreement, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. This contract may not be terminated before the end of the Fund’s first year of operations unless approved by the Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$82	$697
Advisor Class	$107	$772

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a diversified portfolio consisting of equity securities of U.S. companies of all market capitalizations that have a history of paying dividends, buying back shares and/or reducing debt and positive growth in operating cash flow. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying equity securities of U.S. companies. For purposes of this 80% policy, U.S. companies are defined as companies organized in the U.S. or those whose securities trade primarily in U.S. securities markets. Equity securities include common stock, preferred stock, depositary receipts, and units of real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”).

The Fund invests primarily in equity securities of U.S. companies, but may invest up to 15% of its net assets in equity securities of foreign companies, either directly or through depositary receipts. Foreign companies are generally defined as companies organized outside of the U.S. or those whose securities trade primarily in non-U.S. securities markets. The Fund may also invest up to 20% of its net assets, in the aggregate, in high quality money market securities, repurchase agreements, and U.S. fixed income securities (including fixed income securities of foreign issuers that are issued in the U.S. and are denominated in U.S. dollars (“yankee bonds”)) that are, at the time of investment, rated investment grade (BBB- or above by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings Inc. (“Fitch”), or Baa3 or above by Moody’s Investors Service, Inc. (“Moody’s”)), or their unrated equivalents.

In selecting investments for the Fund, Epoch Investment Partners, Inc., the Fund’s subadviser (the “Subadviser” or “Epoch”), seeks to identify companies with a consistent ability to generate free cash flow, effectively allocate capital and generate returns for shareholders. Among the specific factors considered by the Subadviser in analyzing a company are:

•	sources of free cash flow;
•	use of capital (e.g., debt reduction and deleveraging, cash dividends, and share repurchases);
•	strength of the company’s management team;
•	balance sheet quality; and
•	success in generating returns for shareholders.

The Subadviser may sell a security for a variety of reasons, including because:

•	the security has reached its target price;
•	its view of the company has changed;
•	the fundamentals of the company changed;
•	the company’s dividend policy changed; or
•	it has identified another investment opportunity with a better risk-reward profile.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund may be subject to the following principal risks:

Stock Market Risk — The market value of the Fund’s investments will fluctuate as the stock markets fluctuate. Stock prices may decline in response to adverse economic, industry, political or regulatory developments.

Equity Securities Risk — The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Preferred Stock Risk  — Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness and to changes in interest rates, and may decline in value if interest rates rise.

Income Risk — Depending on market conditions, income-producing common stocks that meet the Fund’s investment criteria may not be widely available and/or may be concentrated in one or a few regions or market sectors. This may impact the Fund’s ability to produce current income while remaining diversified.

Small and Medium Capitalization Companies Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Foreign Securities Risk — Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters. Investments in depositary receipts presents many of the risks of foreign investing.

Foreign Currency Risk — Foreign currency risk is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments denominated in foreign currencies or reduce the returns of the Fund.

REIT Risk — Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, changes in regional and national economic conditions, increases in property taxes and changes in interest rates. An individual REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency. A REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or could fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended. The failure of a company to qualify as a REIT under federal tax law may have adverse consequence.

MLP Risk — The interests or “units” of an MLP are listed and traded on securities exchanges or in the over-the-counter market and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. MLPs carry many of the risks inherent in investing in a partnership. Unit holders of an MLP may not be afforded corporate protections to the same extent as shareholders of a corporation. In addition, unlike owners of common stock of a corporation, holders of common units of an MLP may have more limited control and limited rights to vote on matters affecting the MLP and have no ability to elect directors annually. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLP Tax Risk —  Due to their federal income tax treatment as partnerships, MLPs typically do not pay income taxes, but MLP unit holders are generally subject to tax on their share of the MLP’s income and gains. A change in current tax law or in the industry in which an MLP operates could result in the MLP being treated as a corporation for U.S. federal income tax purposes and being required to pay U.S. federal income tax on its taxable income. The classification of an MLP in which the Fund holds units as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and any such distributions to the Fund would generally be taxed as dividend income, which would materially reduce the Fund’s cash flow from such MLP unit investment.

Energy Related Risk — Although the Fund may generally invest in MLPs operating in any sector of the economy, a substantial portion of the MLPs in which the Fund invests will be engaged in businesses in the energy sector and energy-related industries (“Energy MLPs”). The performance of the Fund’s investments in Energy MLPs largely depends on the overall condition of the energy sector and is susceptible to economic, political and regulatory risks or other occurrences affecting the energy sector. For example, an Energy MLP may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. Stock prices of Energy MLPs are also affected by supply and demand both for their specific product or service and for energy products in general.

Repurchase Agreements Risk — Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. The Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Fund could experience a loss.

Bond Market Risk — The bond markets as a whole could go up or down (sometimes dramatically). This volatility could affect the value of the investments in the Fund’s portfolio exposed to bonds or other fixed income securities. In an economic downturn, the ability of issuers of corporate fixed income securities and other securities to service their obligations could be materially and adversely affected.

Yankee Bonds Risk — Investments in yankee bonds involve similar risks as investments in the debt obligations of U.S. issuers. See “Credit Risk,” “Market Risk,” and “Liquidity Risk.” Principal and interest on these bonds are payable in U.S. dollars, so there is no direct foreign currency risk for U.S. holders. However, indirect foreign currency risk and other foreign risk factors may apply to the foreign issuers of these bonds, and may therefore affect the market value of these bonds. Foreign risk factors that may apply to yankee bonds include the possibility of: adverse political and economic developments; foreign withholding taxes; expropriation or nationalization of the operations of foreign issuers; and different or less robust government regulation of foreign financial markets and institutions.

Credit Risk — Fixed income securities, such as bonds, are subject to credit risk. This is the risk that the issuer or guarantor of a fixed income security will be unable or unwilling to make timely principal or interest payments, or otherwise honor its obligations. The degree of credit risk depends on the issuer’s or guarantor’s financial condition and on the terms of the fixed income instrument. Changes in an issuer’s or guarantor’s credit rating or the market’s perception of an issuer’s or guarantor’s creditworthiness also may affect the value of fixed income securities.

Interest Rate Risk — Interest rate risk is the risk that the Fund’s fixed income securities will decline in value because of increases in market interest rates. Prices of fixed income securities generally decrease when interest rates rise and increase when interest rates decline.

Liquidity Risk — This is the risk that certain securities that the Fund holds may be difficult or impossible to sell at a particular time or at an acceptable price.

Strategy Risk — If the Subadviser’s strategies do not work as intended, the Fund may not achieve its investment objective.

Performance

Performance information for the Fund is not presented as the Fund has not commenced operations as of the date of this prospectus. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Investment Manager and Subadviser

TDAM USA Inc. (the “Investment Manager” or “TDAM”) is the Fund’s investment manager. Epoch Investment Partners, Inc. is the Fund’s subadviser.

Portfolio Managers

The name, title, and length of service of the persons who are primarily responsible for the day-to-day management of the Fund appears in the table below.

Portfolio Manager	Title	Length of Service with the Fund
Eric Sappenfield	Managing Director, Portfolio Manager & Senior Research Analyst, Epoch	Since inception
Michael A. Welhoelter, CFA	Managing Director, Portfolio Manager & Head of Quantitative Research & Risk Management, Epoch	Since inception
William W. Priest, CFA	Chief Executive Officer, Co-Chief Investment Officer & Portfolio Manager, Epoch	Since inception
John Tobin, PhD, CFA	Director, Co-Portfolio Manager & Senior Research Analyst, Epoch	Since inception
Kera Van Valen, CFA	Director, Co-Portfolio Manager & Senior Research Analyst, Epoch	Since inception

For information about purchase and sale of Fund shares, taxes, and payments to broker-dealers and other financial intermediaries, please see Important Additional Information on page 41 of the Prospectus.

TDAM U.S. Large Cap Core Equity Fund

Investment Objective

The TDAM U.S. Large Cap Core Equity Fund (the “U.S. Large Cap Core Equity Fund” or the “Fund”) seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.65%	0.65%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	2.24%	2.24%
Total Annual Fund Operating Expenses	2.89%	3.14%
Fee Waivers and/or Expense Reimbursements(2)	-2.09%	-2.09%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.80%	1.05%

(1)	“Other Expenses” are based on estimated expenses payable by the Fund for the current fiscal year.
(2)	TDAM USA Inc., the Fund’s investment manager (“TDAM”), has contractually agreed to limit the Fund’s Total Annual Fund Operating Expenses to 0.80%for the Institutional Class and 1.05%for the Advisor Class of the Fund at least through the Fund’s first year of operations (the Fund has not yet commenced operations). This limit excludes certain expenses, including any interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses. TDAM is entitled to recoup from the Fund any waivers and/or reimbursements made pursuant to this contractual agreement, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. This contract may not be terminated before the end of the Fund’s first year of operations unless approved by the Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$82	$697
Advisor Class	$107	$772

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization U.S. companies. For purposes of this 80% policy, U.S. companies are defined as companies organized in the U.S. or those whose securities trade primarily in U.S. securities markets. The Fund considers a large capitalization company to be one with a market capitalization of more than $7.5 billion at the time of purchase. Some companies may fall outside the definition of a large capitalization company after the Fund has purchased their securities. These companies continue to be considered large capitalization for purposes of the Fund’s 80% policy. In addition, the Fund may invest in companies of any size once the 80% policy is met. Equity securities include common stock, depositary receipts, shares of exchange-traded funds (“ETFs”), and units of real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”).

The Fund invests primarily in equity securities of U.S. companies, but may invest up to 15% of its net assets in equity securities of foreign companies, either directly or through depositary receipts. Foreign companies are generally defined as companies organized outside of the U.S. or those whose securities trade primarily in non-U.S. securities markets. The Fund may also invest up to 20% of its net assets, in the aggregate, in high quality money market securities and repurchase agreements.

In selecting investments for the Fund, Epoch Investment Partners, Inc., the Fund’s subadviser (the “Subadviser” or “Epoch”), seeks to identify companies with a consistent ability to generate free cash flow, effectively allocate capital and generate returns for shareholders. Among the specific factors considered by the Subadviser in analyzing a company are:

•	sources of free cash flow;
•	use of capital;
•	strength of the company’s management team; and
•	success in generating returns for shareholders.

The Subadviser may sell a security for a variety of reasons, including because:

•	the security has reached its target price;
•	its view of the company has changed;
•	it sees the investment thesis failing to materialize; or
•	it has identified another investment opportunity with a better risk-reward profile.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund may be subject to the following principal risks:

Stock Market Risk — The market value of the Fund’s investments will fluctuate as the stock markets fluctuate. Stock prices may decline in response to adverse economic, industry, political or regulatory developments.

Equity Securities Risk — The values of equity securities, such as common stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Large Capitalization Stock Risk — By focusing on investments in large-capitalization companies, the Fund may underperform funds that invest primarily in stocks of smaller-capitalization companies during instances when smaller-capitalization company stocks are in favor.

ETF Risk — An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF.

REIT Risk — Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, changes in regional and national economic conditions, increases in property taxes and changes in interest rates. An individual REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency. A REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or could fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended. The failure of a company to qualify as a REIT under federal tax law may have adverse consequence.

MLP Risk — The interests or “units” of an MLP are listed and traded on securities exchanges or in the over-the-counter market and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. MLPs carry many of the risks inherent in investing in a partnership. Unit holders of an MLP may not be afforded corporate protections to the same extent as shareholders of a corporation In addition, unlike owners of common stock of a corporation, holders of common units of an MLP may have more limited control and limited rights to vote on matters affecting the MLP and have no ability to elect directors annually. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLP Tax Risk — Due to their federal income tax treatment as partnerships, MLPs typically do not pay income taxes, but MLP unit holders are generally subject to tax on their share of the MLP’s income and gains. A change in current tax law or in the industry in which an MLP operates could result in the MLP being treated as a corporation for U.S. federal income tax purposes and being required to pay U.S. federal income tax on its taxable income. The classification of an MLP in which the Fund holds units as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and any such distributions to the Fund would generally be taxed as dividend income, which would materially reduce the Fund’s cash flow from such MLP unit investment.

Energy Related Risk  — Although the Fund may generally invest in MLPs operating in any sector of the economy, a substantial portion of the MLPs in which the Fund invests will be engaged in businesses in the energy sector and energy-related industries (“Energy MLPs”). The performance of the Fund’s investments in Energy MLPs largely depends on the overall condition of the energy sector and is susceptible to economic, political and regulatory risks or other occurrences affecting the energy sector. For example, an Energy MLP may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. Stock prices of Energy MLPs are also affected by supply and demand both for their specific product or service and for energy products in general.

Foreign Securities Risk — Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters. Investments in depositary receipts presents many of the risks of foreign investing.

Foreign Currency Risk — Foreign currency risk is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments denominated in foreign currencies or reduce the returns of the Fund.

Repurchase Agreements Risk — Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. The Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Fund could experience a loss.

Strategy Risk — If the Subadviser’s strategies do not work as intended, the Fund may not achieve its investment objective.

Performance

Performance information for the Fund is not presented as the Fund has not commenced operations as of the date of this prospectus. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Investment Manager and Subadviser

TDAM USA Inc. (the “Investment Manager” or “TDAM”) is the Fund’s investment manager. Epoch Investment Partners, Inc. is the Fund’s subadviser.

Portfolio Managers

The name, title, and length of service of the persons who are primarily responsible for the day-to-day management of the Fund appears in the table below.

Portfolio Manager	Title	Length of Service with the Fund
David N. Pearl	Executive Vice President, Co-Chief Investment Officer & Portfolio Manager, Epoch	Since inception
Michael A. Welhoelter, CFA	Managing Director, Portfolio Manager & Head of Quantitative Research & Risk Management, Epoch	Since inception
William W. Priest, CFA	Chief Executive Officer, Co-Chief Investment Officer & Portfolio Manager, Epoch	Since inception

For information about purchase and sale of Fund shares, taxes, and payments to broker-dealers and other financial intermediaries, please see Important Additional Information on page 41 of the Prospectus.

TDAM Global Equity Income Fund

Investment Objective

The TDAM Global Equity Income Fund (the “Global Equity Income Fund” or the “Fund”) seeks to provide income and moderate capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%	0.80%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	1.35%	1.35%
Total Annual Fund Operating Expenses	2.15%	2.40%
Fee Waivers and/or Expense Reimbursements(2)	-1.15%	-1.15%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.00%	1.25%

(1)	“Other Expenses” are based on estimated expenses payable by the Fund for the current fiscal year.
(2)	TDAM USA Inc., the Fund’s investment manager (“TDAM”), has contractually agreed to limit the Fund’s Total Annual Fund Operating Expenses to 1.00% for the Institutional Class and 1.25% for the Advisor Class of the Fund at least through the Fund’s first year of operations (the Fund has not yet commenced operations). This limit excludes certain expenses, including any interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses. TDAM is entitled to recoup from the Fund any waivers and/or reimbursements made pursuant to this contractual agreement, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. This contract may not be terminated before the end of the Fund’s first year of operations unless approved by the Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$102	$562
Advisor Class	$127	$638

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a diversified portfolio consisting of equity securities of companies of all market capitalizations located throughout the world that have a history of paying dividends, buying back shares and/or reducing debt, and positive growth in operating cash flow. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying equity securities. Equity securities include common stock, preferred stock, depositary receipts, and units of real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Fund generally seeks a dividend yield above that of the MSCI World Index (Net Dividends-USD).

Under normal market conditions, the Fund will invest significantly (at least 40% of its net assets, unless market conditions are not deemed favorable by Epoch Investment Partners, Inc., the Fund’s subadviser (the “Subadviser” or “Epoch”), in which case the Fund would invest at least 30% of its net assets) in the securities of foreign companies. Foreign companies are generally defined as companies organized outside of the U.S. or those whose securities trade primarily in non-U.S. securities markets. The Fund’s investments in the securities of foreign companies may include securities of companies located in developed and emerging market countries; however, no more than 20% of the Fund’s net assets will be invested in securities of companies located in emerging market countries as defined by MSCI.

The Fund may also invest up to 20% of its net assets, in the aggregate, in high quality money market securities, repurchase agreements and fixed income securities in U.S. and international markets (including fixed income securities of foreign issuers that are issued in the U.S. and are denominated in U.S. dollars (“yankee bonds”)) that are, at the time of investment, rated investment grade (BBB- or above by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings Inc. (“Fitch”), or Baa3 or above by Moody’s Investors Service, Inc. (“Moody’s”)), or their unrated equivalents. Securities held by the Fund may be denominated in both U.S. dollars and foreign currencies.

In selecting investments for the Fund, the Subadviser seeks to identify companies with a consistent ability to generate free cash flow, effectively allocate capital and generate returns for shareholders. Among the specific factors considered by the Subadviser in analyzing a company are:

•	sources of free cash flow;
•	use of capital (e.g., debt reduction and deleveraging, cash dividends, and share repurchases);
•	strength of the company’s management team;
•	balance sheet quality; and
•	success in generating returns for shareholders.

The Subadviser may sell a security for a variety of reasons, including because:

•	the security has reached its target price;
•	its view of the company has changed;
•	the fundamentals of the company changed;
•	the company’s dividend policy changed; or
•	it has identified another investment opportunity with a better risk-reward profile.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund may be subject to the following principal risks:

Stock Market Risk — The market value of the Fund’s investments will fluctuate as the stock markets fluctuate. Stock prices may decline in response to adverse economic, industry, political or regulatory developments.

Equity Securities Risk — The values of equity securities, such as common stocks and preferred stocks may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Preferred Stock Risk — Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness and to changes in interest rates, and may decline in value if interest rates rise.

Income Risk — Depending on market conditions, income-producing common stocks that meet the Fund’s investment criteria may not be widely available and/or may be concentrated in one or a few regions or market sectors. This may impact the Fund’s ability to produce current income while remaining diversified.

Foreign Securities Risk — Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters. Investments in depositary receipts presents many of the risks of foreign investing.

Foreign Currency Risk — Foreign currency risk is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments denominated in foreign currencies or reduce the returns of the Fund.

Emerging Markets Risk — While investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, these risks are heightened with respect to investments in emerging market countries, where there is an even greater amount of economic, political and social instability.

Geographic Focus Risk — To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, developments in these economies will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

Small and Medium Capitalization Companies Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

REIT Risk — Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, changes in regional and national economic conditions, increases in property taxes and changes in interest rates. An individual REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency. A REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or could fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended. The failure of a company to qualify as a REIT under federal tax law may have adverse consequence.

MLP Risk — The interests or “units” of an MLP are listed and traded on securities exchanges or in the over-the-counter market and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. MLPs carry many of the risks inherent in investing in a partnership. Unit holders of an MLP may not be afforded corporate protections to the same extent as shareholders of a corporation. In addition, unlike owners of common stock of a corporation, holders of common units of an MLP may have more limited control and limited rights to vote on matters affecting the MLP and have no ability to elect directors annually. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLP Tax Risk  — Due to their federal income tax treatment as partnerships, MLPs typically do not pay income taxes, but MLP unit holders are generally subject to tax on their share of the MLP’s income and gains. A change in current tax law or in the industry in which an MLP operates could result in the MLP being treated as a corporation for U.S. federal income tax purposes and being required to pay U.S. federal income tax on its taxable income. The classification of an MLP in which the Fund holds units as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and any such distributions to the Fund would generally be taxed as dividend income, which would materially reduce the Fund’s cash flow from such MLP unit investment.

Energy Related Risk  —  Although the Fund may generally invest in MLPs operating in any sector of the economy, a substantial portion of the MLPs in which the Fund invests will be engaged in businesses in the energy sector and energy-related industries (“Energy MLPs”). The performance of the Fund’s investments in Energy MLPs largely depends on the overall condition of the energy sector and is susceptible to economic, political and regulatory risks or other occurrences affecting the energy sector. For example, an Energy MLP may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. Stock prices of Energy MLPs are also affected by supply and demand both for their specific product or service and for energy products in general.

Repurchase Agreements Risk — Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. The Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Fund could experience a loss.

Bond Market Risk — The bond markets as a whole could go up or down (sometimes dramatically). This volatility could affect the value of the investments in the Fund’s portfolio exposed to bonds or other fixed income securities. In an economic downturn, the ability of issuers of corporate fixed income securities and other securities to service their obligations could be materially and adversely affected.

Yankee Bonds Risk — Investments in yankee bonds involve similar risks as investments in the debt obligations of U.S. issuers. See “Credit Risk,” “Market Risk,” and “Liquidity Risk.” Principal and interest on these bonds are payable in U.S. dollars, so there is no direct foreign currency risk for U.S. holders. However, indirect foreign currency risk and other foreign risk factors may apply to the foreign issuers of these bonds, and may therefore affect the market value of these bonds. Foreign risk factors that may apply to yankee bonds include the possibility of: adverse political and economic developments; foreign withholding taxes; expropriation or nationalization of the operations of foreign issuers; and different or less robust government regulation of foreign financial markets and institutions.

Credit Risk — Fixed income securities, such as bonds, and derivatives involving a counterparty, are subject to credit risk. This is the risk that the issuer or guarantor of a fixed income security or the counterparty to a derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. The degree of credit risk depends on the issuer’s, guarantor’s or counterparty’s financial condition and on the terms of the fixed income or derivative instrument. Changes in an issuer’s or guarantor’s credit rating or the market’s perception of an issuer’s or guarantor’s creditworthiness also may affect the value of fixed income securities.

Interest Rate Risk — Interest rate risk is the risk that the Fund’s fixed income securities will decline in value because of increases in market interest rates. Prices of fixed income securities generally decrease when interest rates rise and increase when interest rates decline.

Liquidity Risk — This is the risk that certain securities that the Fund holds may be difficult or impossible to sell at a particular time or at an acceptable price.

Strategy Risk — If the Subadviser’s strategies do not work as intended, the Fund may not achieve its investment objective.

Performance

Performance information for the Fund is not presented as the Fund has not commenced operations as of the date of this prospectus. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Investment Manager and Subadviser

TDAM USA Inc. (the “Investment Manager” or “TDAM”) is the Fund’s investment manager. Epoch Investment Partners, Inc. is the Fund’s subadviser.

Portfolio Managers

The name, title, and length of service of the persons who are primarily responsible for the day-to-day management of the Fund appears in the table below.

Portfolio Manager	Title	Length of Service with the Fund
Eric Sappenfield	Managing Director, Portfolio Manager & Senior Research Analyst, Epoch	Since inception
Michael A. Welhoelter, CFA	Managing Director, Portfolio Manager & Head of Quantitative Research & Risk Management, Epoch	Since inception
William W. Priest, CFA	Chief Executive Officer, Co-Chief Investment Officer & Portfolio Manager, Epoch	Since inception

For information about purchase and sale of Fund shares, taxes, and payments to broker-dealers and other financial intermediaries, please see Important Additional Information on page 41 of the Prospectus.

TDAM Global Low Volatility Equity Fund

Investment Objective

The TDAM Global Low Volatility Equity Fund (the “Global Low Volatility Equity Fund” or the “Fund”) seeks to provide long-term capital appreciation with less volatility than the broad global equity markets.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%	0.70%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	1.35%	1.35%
Total Annual Fund Operating Expenses	2.05%	2.30%
Fee Waivers and/or Expense Reimbursements(2)	-1.15%	-1.15%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%	1.15%

(1)	“Other Expenses” are based on estimated expenses payable by the Fund for the current fiscal year.
(2)	TDAM USA Inc., the Fund’s investment manager (“TDAM”), has contractually agreed to limit the Fund’s Total Annual Fund Operating Expenses to 0.90% for the Institutional Class and 1.15% for the Advisor Class of the Fund at least through the Fund’s first year of operations (the Fund has not yet commenced operations). This limit excludes certain expenses, including any interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses. TDAM is entitled to recoup from the Fund any waivers and/or reimbursements made pursuant to this contractual agreement, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. This contract may not be terminated before the end of the Fund’s first year of operations unless approved by the Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$92	$531
Advisor Class	$117	$608

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests primarily in common stocks, or investments that provide exposure to common stocks, and may also invest in preferred stocks, in each case, of companies included in the MSCI All Country World Index (Net Dividends-USD) (the “ACWI”). The ACWI is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries. Under normal market conditions, the Fund will invest significantly (at least 40% of its net assets, unless market conditions are not deemed favorable by TDAM USA Inc., the Fund’s investment manager (the “Investment Manager” or “TDAM”), in which case the Fund would invest at least 30% of its net assets) in the securities of foreign companies. Foreign companies are generally defined as companies organized outside of the U.S. or those whose securities trade primarily in non-U.S. securities markets. The Fund’s investments in the securities of foreign companies may include securities of companies located in developed and emerging market countries. Securities held by the Fund may be denominated in both U.S. dollars and foreign currencies.

In seeking to achieve the Fund’s investment objective of providing long-term capital appreciation with less volatility than the broad global equity markets, the Investment Manager will generally overweight the Fund’s portfolio with securities within the ACWI that it expects to deliver less volatile returns, and underweight, or exclude from, the Fund’s portfolio with securities within the ACWI that it expects to deliver more volatile returns. Volatility refers to the tendency of investments and markets to fluctuate in price over time. In addition to common stocks, the Fund may invest in exchange-traded funds (“ETFs”) (up to 15% of its assets) and depositary receipts that provide exposure to the common stocks of companies included in the ACWI. The Fund may also invest in real estate investment trusts (“REITs”).

The Fund may use derivatives, such as options, futures and forward contracts, to:

•	gain exposure to equity securities without actually investing in them directly (including when owning the derivative investment is more efficient or less costly than owning the equity security itself);
•	reduce the risk associated with currency fluctuations;
•	enhance income; or
•	provide downside risk protection for one or more stocks to which the Fund has exposure.

The Fund may invest in repurchase agreements and other money market securities, which may serve as collateral for the Fund’s derivatives investments and/or earn income for the Fund.

Over a full market cycle, the Fund seeks to achieve a return similar to that of the ACWI, but with a lower level of volatility than the ACWI. However, given that the Fund’s investment strategy focuses on capital appreciation and risk, the Fund’s country, sector and market capitalization exposures will typically vary from the ACWI and may cause significant performance deviations relative to the ACWI over shorter-term periods.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund may be subject to the following principal risks:

Stock Market Risk — The market value of the Fund’s investments will fluctuate as the stock markets fluctuate. Stock prices may decline in response to adverse economic, industry, political or regulatory developments.

Equity Securities Risk — The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Preferred Stock Risk — Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness and to changes in interest rates, and may decline in value if interest rates rise.

Foreign Securities Risk — Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters. Investments in depositary receipts presents many of the risks of foreign investing.

Foreign Currency Risk — Foreign currency risk is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments denominated in foreign currencies or reduce the returns of the Fund.

Emerging Markets Risk — While investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, these risks are heightened with respect to investments in emerging market countries, where there is an even greater amount of economic, political and social instability.

Geographic Focus Risk — To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, developments in these economies will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

Small and Medium Capitalization Companies Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

ETF Risk — An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF.

REIT Risk — Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, changes in regional and national economic conditions, increases in property taxes and changes in interest rates. An individual REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency. A REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or could fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended. The failure of a company to qualify as a REIT under federal tax law may have adverse consequence.

Derivatives Risk — Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the Fund intends to invest and the principal risks associated with each of them:

Futures — The risks associated with the Fund’s use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times.

Options — An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A fund that purchases options is subject to the risk of a complete loss of premiums. The use of options for risk management or hedging purposes may not be successful, resulting in losses to the Fund. In addition, the cost of hedging may reduce the Fund’s returns.

Forwards — Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Forward contracts are not regulated by the Commodity Futures Trading Commission (the “CFTC”) and therefore, the Fund will not receive any benefit of CFTC regulation when trading forwards.

Credit Risk — Derivatives involving a counterparty are subject to credit risk. This is the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments, or otherwise honor its obligations. The degree of credit risk depends on the counterparty’s financial condition and on the terms of the derivative instrument.

Repurchase Agreements Risk — Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. The Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Fund could experience a loss.

Liquidity Risk  — This is the risk that certain securities that the Fund holds may be difficult or impossible to sell at a particular time or at an acceptable price.

Strategy Risk — If the Investment Manager’s strategies do not work as intended, the Fund may not achieve its investment objective.

Performance

Performance information for the Fund is not presented as the Fund has not commenced operations as of the date of this prospectus. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Investment Manager

TDAM USA Inc. is the Fund’s investment manager.

Portfolio Managers

The name, title, and length of service of the persons who are primarily responsible for the day-to-day management of the Fund appears in the table below.

Portfolio Manager	Title	Length of Service with the Fund
Jean Masson, Ph.D.	Portfolio Manager, TDAM	Since inception
Wilcox Chan, CFA	Portfolio Manager, TDAM	Since inception
Yuriy Bodjov, M.Sc., CFA	Portfolio Manager, TDAM	Since inception

For information about purchase and sale of Fund shares, taxes, and payments to broker-dealers and other financial intermediaries, please see Important Additional Information on page 41 of the Prospectus.

TDAM Global All Cap Fund

Investment Objective

The TDAM Global All Cap Fund (the “Global All Cap Fund” or the “Fund”) seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%	0.80%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	2.24%	2.24%
Total Annual Fund Operating Expenses	3.04%	3.29%
Fee Waivers and/or Expense Reimbursements(2)	2.04%	2.04%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.00%	1.25%

(1)	“Other Expenses” are based on estimated expenses payable by the Fund for the current fiscal year.
(2)	TDAM USA Inc., the Fund’s investment manager (“TDAM”), has contractually agreed to limit the Fund’s Total Annual Fund Operating Expenses to 1.00% for the Institutional Class and 1.25% for the Advisor Class of the Fund at least through the Fund’s first year of operations (the Fund has not yet commenced operations). This limit excludes certain expenses, including any interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses. TDAM is entitled to recoup from the Fund any waivers and/or reimbursements made pursuant to this contractual agreement, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. This contract may not be terminated before the end of the Fund’s first year of operations unless approved by the Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$102	$747
Advisor Class	$127	$822

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities of companies with any market capitalization located throughout the world, as well as equity-related instruments. For purposes of the Fund’s investment strategy, equity securities and equity-related instruments include common stock, securities convertible into common stock, preferred stock, warrants, shares of exchange-traded funds (“ETFs”), and units of real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Fund will generally hold the securities of between 60 to 80 issuers. Under normal market conditions, the Fund will invest significantly (at least 40% of its net assets, unless market conditions are not deemed favorable by Epoch Investment Partners, Inc., the Fund’s subadviser (the “Subadviser” or “Epoch”), in which case the Fund would invest at least 30% of its net assets) in the securities of foreign companies. Foreign companies are generally defined as companies organized outside of the U.S. or those whose securities trade primarily in non-U.S. securities markets. The Fund’s investments in the securities of foreign companies will focus on securities of companies located in developed market countries, but the Fund may invest in securities of companies located in emerging market countries. Securities held by the Fund may be denominated in both U.S. dollars and foreign currencies.

The Fund’s portfolio is constructed using a “bottom-up” strategy, although the broader market and economic conditions may influence portfolio construction. The Subadviser may employ quantitative screening, followed by qualitative analysis, to identify potential investments for the Fund. Among the specific factors considered by the Subadviser in analyzing a company are:

•	sources of free cash flow;
•	use of capital;
•	strength of the company’s management team;
•	success in generating returns for shareholders; and
•	financial transparency.

The Subadviser may sell a security for a variety of reasons, including because:

•	the security has reached its target price;
•	its view of the company has changed;
•	it sees the investment thesis failing to materialize; or
•	it has identified another investment opportunity with a better risk-reward profile.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund may be subject to the following principal risks:

Stock Market Risk — The market value of the Fund’s investments will fluctuate as the stock markets fluctuate. Stock prices may decline in response to adverse economic, industry, political or regulatory developments.

Equity Securities Risk — The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Foreign Securities Risk — Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters.

Foreign Currency Risk — Foreign currency risk is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments denominated in foreign currencies or reduce the returns of the Fund.

Emerging Markets Risk — While investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, these risks are heightened with respect to investments in emerging market countries, where there is an even greater amount of economic, political and social instability.

Geographic Focus Risk — To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, developments in these economies will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

Small and Medium Capitalization Companies Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Preferred Stock Risk — Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness and to changes in interest rates, and may decline in value if interest rates rise.

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value form the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

ETF Risk — An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF.

REIT Risk — Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, changes in regional and national economic conditions, increases in property taxes and changes in interest rates. An individual REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency. A REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or could fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended. The failure of a company to qualify as a REIT under federal tax law may have adverse consequence.

MLP Risk — The interests or “units” of an MLP are listed and traded on securities exchanges or in the over-the-counter market and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. MLPs carry many of the risks inherent in investing in a partnership. Unit holders of an MLP may not be afforded corporate protections to the same extent as shareholders of a corporation. In addition, unlike owners of common stock of a corporation, holders of common units of an MLP may have more limited control and limited rights to vote on matters affecting the MLP and have no ability to elect directors annually. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLP Tax Risk — Due to their federal income tax treatment as partnerships, MLPs typically do not pay income taxes, but MLP unit holders are generally subject to tax on their share of the MLP’s income and gains. A change in current tax law or in the industry in which an MLP operates could result in the MLP being treated as a corporation for U.S. federal income tax purposes and being required to pay U.S. federal income tax on its taxable income. The classification of an MLP in which the Fund holds units as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. and any such distributions to the Fund would generally be taxed as dividend income, which would materially reduce the Fund’s cash flow from such MLP unit investment.

Energy Related Risk  — Although the Fund may generally invest in MLPs operating in any sector of the economy, a substantial portion of the MLPs in which the Fund invests will be engaged in businesses in the energy sector and energy-related industries (“Energy MLPs”). The performance of the Fund’s investments in Energy MLPs largely depends on the overall condition of the energy sector and is susceptible to economic, political and regulatory risks or other occurrences affecting the energy sector. For example, an Energy MLP may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. Stock prices of Energy MLPs are also affected by supply and demand both for their specific product or service and for energy products in general.

Liquidity Risk — This is the risk that certain securities that the Fund holds may be difficult or impossible to sell at a particular time or at an acceptable price.

Strategy Risk — If the Subadviser’s strategies do not work as intended, the Fund may not achieve its investment objective.

Performance

Performance information for the Fund is not presented as the Fund has not commenced operations as of the date of this prospectus. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Investment Manager and Subadviser

TDAM USA Inc. (the “Investment Manager” or “TDAM”) is the Fund’s investment manager. Epoch Investment Partners, Inc. is the Fund’s subadviser.

Portfolio Managers

The name, title, and length of service of the persons who are primarily responsible for the day-to-day management of the Fund appears in the table below.

Portfolio Manager	Title	Length of Service with the Fund
William W. Priest, CFA	Chief Executive Officer, Co-Chief Investment Officer & Portfolio Manager, Epoch	Since inception
David N. Pearl	Executive Vice President, Co-Chief Investment Officer & Portfolio Manager, Epoch	Since inception
Michael A. Welhoelter, CFA	Managing Director, Portfolio Manager & Head of Quantitative Research & Risk Management, Epoch	Since inception
William J. Booth, CFA	Director, Portfolio Manager & Senior Research Analyst, Epoch	Since inception

For information about purchase and sale of Fund shares, taxes, and payments to broker-dealers and other financial intermediaries, please see Important Additional Information on page 41 of the Prospectus.

TDAM Target Return Fund

Investment Objective

The TDAM Target Return Fund (the “Target Return Fund” or the “Fund”) seeks to achieve total return that exceeds the rate of return of the 1-month Treasury bill by 300 basis points (or 3%) on an annualized basis over a 5 year period regardless of market conditions.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Advisor Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(1)	1.47%	1.47%
Total Annual Fund Operating Expenses	2.02%	2.27%
Fee Waivers and/or Expense Reimbursements(2)	-1.32%	-1.32%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.70%	0.95%

(1)	“Other Expenses” are based on estimated expenses payable by the Fund for the current fiscal year.
(2)	TDAM USA Inc., the Fund’s investment manager (“TDAM”), has contractually agreed to limit the Fund’s Total Annual Fund Operating Expenses to 0.70% for the Institutional Class and 0.95% for the Advisor Class of the Fund at least through the Fund’s first year of operations (the Fund has not yet commenced operations). This limit excludes certain expenses, including any interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses. TDAM is entitled to recoup from the Fund any waivers and/or reimbursements made pursuant to this contractual agreement, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. This contract may not be terminated before the end of the Fund’s first year of operations unless approved by the Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$72	$506
Advisor Class	$97	$582

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing the Fund’s portfolio in various asset classes, such as equities, fixed income, and real estate, as described below. The Fund may seek to gain exposure to such asset classes both by investing in securities or other financial instruments from such asset classes or by investing in mutual funds or exchange-traded funds (“ETFs”) that provide exposure to such asset classes.

The Fund may invest in equity securities and fixed income instruments without limit. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants, securities or other instruments whose price is linked to the value of common stocks, and units of real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Fund may invest in equity securities of both U.S. and foreign companies, which can be denominated in U.S. dollars or foreign currencies, including equity securities of emerging market issuers. The Fund may invest in equity securities of companies of any market capitalization.

Fixed income securities include corporate bonds, debentures and notes, Treasury bills and debt securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities, obligations of international or supranational entities, municipal securities (including, but not limited to, Build America Bonds), mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, senior loans, term deposits and zero coupon obligations. The Fund may invest without limit in fixed income instruments that are, at the time of investment, rated below investment grade (lower than BBB- by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings Inc. (“Fitch”), or lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)), or their unrated equivalents (commonly referred to as “junk bonds” or high yield securities). The Fund’s investments in junk bonds may include distressed securities. The Fund may invest in fixed income instruments denominated in U.S. dollars or foreign currencies, and may invest in fixed income instruments of emerging market issuers. These investments may include fixed income securities of foreign issuers that are issued in the U.S. and are denominated in U.S. dollars (“yankee bonds”). The Fund may invest in securities without regard to their maturity and there are no limits regarding average maturity of the Fund’s portfolio.

The Fund may use derivatives, such as options, futures, forward and swap contracts, to:

•	gain exposure to securities without actually investing in them directly (including when owning the derivative investment is more efficient or less costly than owning the security itself);
•	reduce risks;
•	enhance income; or
•	provide downside risk protection for one or more securities to which the Fund has exposure.

The Fund may invest in repurchase agreements and other money market securities, which may be used to serve as collateral for the Fund’s derivatives investments and/or earn income for the Fund.

The Fund seeks to achieve total return that exceeds the rate of return of the 1-month Treasury bill by 300 basis points (or 3%) on an annualized basis over a 5 year period regardless of market conditions. TDAM USA Inc., the Fund’s investment manager (the “Investment Manager” or “TDAM”), will generally make investment decisions for the Fund with a focus on achieving the Fund’s target return while managing downside risk. The Investment Manager will allocate the Fund’s assets across the various asset classes based on its assessment of the risk associated with the asset class, the investment opportunity presented by each asset class, as well as its assessment of prevailing market conditions with the asset classes in the U.S. and around the world.

The Fund seeks to earn its target return over a 5 year period, which is a full market cycle, because investment returns tend to fluctuate over shorter time periods as market conditions vary. The Fund expects to produce less volatile returns over time than has been historically associated with equity markets. However, given the Fund’s strategy, the Fund may not always perform in line with the general securities markets over shorter periods of time. Volatility refers to the tendency of investments and markets to fluctuate in price over time.

In selecting portfolio investments, the Investment Manager considers the macro-economic environment and estimates the potential annual return and correlations of various asset classes. The Investment Manager will attempt to construct the Fund’s portfolio using a combination of asset classes that, in the Investment Manager’s view, have the greatest chance of achieving the targeted return while managing overall portfolio risk. The Investment Manager may adjust the

Fund’s portfolio to take advantage of valuation anomalies and changes to the macro-economic environment. The Investment Manager will sell an investment when it believes that:

•	the risk of a security or asset class outweighs the potential return;
•	the valuation of a security or asset class exceeds expectations; or
•	capital preservation is at risk due to macro-economic conditions.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund may be subject to the following principal risks:

Stock Market Risk — The market value of the Fund’s investments will fluctuate as the stock markets fluctuate. Stock prices may decline in response to adverse economic, industry, political or regulatory developments.

Equity Securities Risk — The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Small and Medium Capitalization Companies Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Bond Market Risk — The bond markets as a whole could go up or down (sometimes dramatically). This volatility could affect the value of the investments in the Fund’s portfolio exposed to bonds or other fixed income securities. In an economic downturn, the ability of issuers of corporate fixed income securities and other securities to service their obligations could be materially and adversely affected.

Credit Risk — Fixed income securities, such as bonds, and derivatives involving a counterparty, are subject to credit risk. This is the risk that the issuer or guarantor of a fixed income security or the counterparty to a derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. The degree of credit risk depends on the issuer’s, guarantor’s or counterparty’s financial condition and on the terms of the fixed income or derivative instrument. Changes in an issuer’s or guarantor’s credit rating or the market’s perception of an issuer’s or guarantor’s creditworthiness also may affect the value of fixed income securities.

High Yield Securities Risk — Fixed income securities rated below investment grade and unrated securities of similar credit quality (commonly referred to as “junk bonds” or high yield securities) are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investments in such securities involves substantial risk. Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with investment grade securities. The value of high yield securities tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield securities and the junk bond markets generally, particularly in times of market stress.

Distressed Securities Risk — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on distressed securities and may incur costs to protect its investments. In addition, distressed securities involve the substantial risk that principal will not be repaid.

Interest Rate Risk — Interest rate risk is the risk that the Fund’s fixed income securities will decline in value because of increases in market interest rates. Prices of fixed income securities generally decrease when interest rates rise and increase when interest rates decline.

Liquidity Risk — This is the risk that certain securities that the Fund holds may be difficult or impossible to sell at a particular time or at an acceptable price.

Senior Loans Risk — Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Senior loans are also subject to heightened prepayment risk, as they usually have mandatory and optional prepayment provisions. Senior loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. There may not be an active trading market for certain senior loans and the liquidity of some actively traded loans may be impaired due to adverse market conditions. See “Liquidity Risk.” In addition, because the senior loans in which the Fund invests are typically rated below investment grade, the risks associated with senior loans are similar to the risks of below investment grade securities. See “High Yield Securities Risk.”

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to reinvest the proceeds in lower yielding securities.

Foreign Securities Risk — Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters.

Foreign Currency Risk — Foreign currency risk is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments denominated in foreign currencies or reduce the returns of the Fund.

Emerging Markets Risk — While investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, these risks are heightened with respect to investments in emerging market countries, where there is an even greater amount of economic, political and social instability.

Geographic Focus Risk — To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, developments in these economies will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value form the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Preferred Stock Risk — Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness and to changes in interest rates, and may decline in value if interest rates rise.

Mortgage-Backed Securities Risk — The value of the Fund’s mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields. See also “Credit Risk.”

Collateralized Mortgage Obligations Risk — There are risks associated with collateralized mortgage obligations that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of collateralized mortgage obligations).

Asset-Backed Securities Risk — Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Fund’s asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Zero Coupon Bonds Risk — Zero coupon bonds are sold at a discount from face value and do not make periodic interest payments. At maturity, zero coupon bonds can be redeemed for their face value. Because zero coupon bonds do not pay interest, the value of zero coupon bonds may be more volatile than other fixed income securities and may also be subject to greater interest rate risk and credit risk than other fixed income instruments.

REIT Risk — Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, changes in regional and national economic conditions, increases in property taxes and changes in interest rates. An individual REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency. A REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or could fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended. The failure of a company to qualify as a REIT under federal tax law may have adverse consequence.

Yankee Bonds Risk — Investments in yankee bonds involve similar risks as investments in the debt obligations of U.S. issuers. See “Credit Risk,” “Market Risk,” and “Liquidity Risk.” Principal and interest on these bonds are payable in U.S. dollars, so there is no direct foreign currency risk for U.S. holders. However, indirect foreign currency risk and other foreign risk factors may apply to the foreign issuers of these bonds, and may therefore affect the market value of these bonds. Foreign risk factors that may apply to yankee bonds include the possibility of: adverse political and economic developments; foreign withholding taxes; expropriation or nationalization of the operations of foreign issuers; and different or less robust government regulation of foreign financial markets and institutions.

MLP Risk — The interests or “units” of an MLP are listed and traded on securities exchanges or in the over-the-counter market and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. MLPs carry many of the risks inherent in investing in a partnership. Unit holders of an MLP may not be afforded corporate protections to the same extent as shareholders of a corporation. In addition, unlike owners of common stock of a corporation, holders of common units of an MLP may have more limited control and limited rights to vote on matters affecting the MLP and have no ability to elect directors annually. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLP Tax Risk — Due to their federal income tax treatment as partnerships, MLPs typically do not pay income taxes, but MLP unit holders are generally subject to tax on their share of the MLP’s income and gains. A change in current tax law or in the industry in which an MLP operates could result in the MLP being treated as a corporation for U.S. federal income tax purposes and being required to pay U.S. federal income tax on its taxable income. The classification of an MLP in which the Fund holds units as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and any such distributions to the Fund would generally be taxed as dividend income, which would materially reduce the Fund’s cash flow from such MLP unit investment.

Energy Related Risk  — Although the Fund may generally invest in MLPs operating in any sector of the economy, a substantial portion of the MLPs in which the Fund invests will be engaged in businesses in the energy sector and energy-related industries (“Energy MLPs”). The performance of the Fund’s investments in Energy MLPs largely depends on the overall condition of the energy sector and is susceptible to economic, political and regulatory risks or other occurrences affecting the energy sector. For example, an Energy MLP may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. Stock prices of Energy MLPs are also affected by supply and demand both for their specific product or service and for energy products in general.

ETF Risk — An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF.

Derivatives Risk — Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the Fund intends to invest and the principal risks associated with each of them:

Futures — The risks associated with the Fund’s use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times.

Options — An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A fund that purchases options is subject to the risk of a complete loss of premiums. The use of options for risk management or hedging purposes may not be successful, resulting in losses to the Fund. In addition, the cost of hedging may reduce the Fund’s returns.

Forwards — Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Forward contracts are not regulated by the Commodity Futures Trading Commission (the “CFTC”) and therefore, the Fund will not receive any benefit of CFTC regulation when trading forwards.

Swaps — Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Repurchase Agreements Risk — Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. The Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Fund could experience a loss.

Strategy Risk — If the Investment Manager’s strategies do not work as intended, the Fund may not achieve its investment objective.

Performance

Performance information for the Fund is not presented as the Fund has not commenced operations as of the date of this prospectus. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Investment Manager

TDAM USA Inc. is the Fund’s investment manager.

Portfolio Managers

The name, title, and length of service of the persons who are primarily responsible for the day-to-day management of the Fund appears in the table below.

Portfolio Manager	Title	Length of Service with the Fund
Anish Chopra, CA, CFA	Portfolio Manager, TDAM	Since inception
Jonathan Shui, CFA	Portfolio Manager, TDAM	Since inception

For information about purchase and sale of Fund shares, taxes, and payments to broker-dealers and other financial intermediaries, please see Important Additional Information on page 41 of the Prospectus.

IMPORTANT ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) all or part of your shares of a Fund on any day that the Fund is open for business (normally any day when the New York Stock Exchange is open). Fund shares cannot be purchased by Federal Reserve wire on Federal Reserve holidays on which wire transfers are restricted. You may sell shares by phone or by mail.

Balance Minimums. Shareholders wishing to purchase shares directly from a Fund must meet one of the following initial purchase and minimum account balance requirements:

(1)	A combined initial purchase and minimum account balance requirement of (a) $1,000,000 per household (by address) in the case of Institutional Class shares, or (b) $100,000 per household (by address) in the case of Advisor Class shares, in each case, across the same class of shares of the Funds, the TDAM U.S. Small-Mid Cap Equity Fund, and the TDAM Short-Term Bond Fund.
(2)	A combined initial purchase and minimum account balance requirement of $10,000,000 per household (by address) across the Funds and the following funds in the TD Asset Management USA Funds Inc. fund complex: the TDAM U.S. Small-Mid Cap Equity Fund, the TDAM Short-Term Bond Fund, the TDAM Institutional Money Market Fund, the TDAM Institutional Municipal Money Market Fund, the TDAM Institutional U.S. Government Fund, and the TDAM Institutional Treasury Obligations Money Market Fund.

The initial purchase and minimum account balance requirement may be less if you purchase and hold shares through a financial intermediary.

Tax Information

Each Fund intends to make distributions that generally will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

DETAILS ABOUT THE FUNDS

Fund Overview

The Core Bond Fund, the High Yield Bond Fund, the U.S. Equity Income Fund, the U.S. Large Cap Core Equity Fund, the Global Equity Income Fund, the Global Low Volatility Equity Fund, the Global All Cap Fund and the Target Return Fund (each, a “Fund” and together, the “Funds”) are series of TD Asset Management USA Funds Inc. (the “Company”). The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

Investment Objectives

The investment objective of each Fund is set out below:

The Core Bond Fund seeks to provide current income.

The High Yield Bond Fund seeks to provide high current income.

The U.S. Equity Income Fund seeks to provide income and moderate capital appreciation.

The U.S. Large Cap Core Equity Fund seeks to provide long-term capital appreciation.

The Global Equity Income Fund seeks to provide income and moderate capital appreciation.

The Global Low Volatility Equity Fund seeks to provide long-term capital appreciation with less volatility than the broad global equity markets.

The Global All Cap Fund seeks to provide long-term capital appreciation.

The Target Return Fund seeks to achieve total return that exceeds the rate of return of the 1-month Treasury bill by 300 basis points (or 3%) on an annualized basis over a 5 year period regardless of market conditions.

The investment objective of each Fund is not fundamental and may be changed by the Company’s Board of Directors (the “Board”) without shareholder approval.

Principal Security Types

A description of the principal types of investments in which the Funds may invest are described in this section. The table below indicates the principal types of investments in which each Fund may invest. Additional information about such investments and the other types of investments in which the Funds may invest is contained under the “Investment Policies and Restrictions” section in the Statement of Additional Information (“SAI”).

	Core Bond Fund	High Yield Bond Fund	U.S. Equity Income Fund	U.S. Large Cap Core Equity Fund	Global Equity Income Fund	Global Low Volatility Equity Fund	Global All Cap Fund	Target Return Fund
Asset-Backed Securities	•	•						•
Collateralized Mortgage Obligations								•
Convertible Securities		•					•	•
Corporate Bonds	•	•	•		•			•
Depositary Receipts			•	•	•	•	•	•
Derivatives	•	•				•		•
Equity Securities			•	•	•	•	•	•
Exchange-Traded Funds	•	•		•		•	•	•
Fixed Income Instruments	•	•	•		•			•
Foreign Securities		•	•	•	•	•	•	•
Foreign Government Securities	•	•						•
Forward Contracts		•				•		•
Futures Contracts	•					•		•

	Core Bond Fund	High Yield Bond Fund	U.S. Equity Income Fund	U.S. Large Cap Core Equity Fund	Global Equity Income Fund	Global Low Volatility Equity Fund	Global All Cap Fund	Target Return Fund
Master Limited Partnerships			•	•	•		•	•
Money Market Securities	•	•	•	•	•	•		•
Mortgage-Backed Securities	•							•
Municipal Securities	•							•
Options						•		•
Preferred Stock		•	•		•	•	•	•
Real Estate Investment Trusts			•	•	•	•	•	•
Repurchase Agreements	•	•	•	•	•	•		•
Senior Loans		•						•
Swaps	•	•						•
U.S. Government Securities	•	•						•
Yankee Bonds	•	•	•		•			•
Zero Coupon Bonds	•	•						•

Asset-backed securities are securities backed by pools of loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.

Collateralized mortgage obligations (“CMOs”) are hybrids between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal on CMOs is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

Convertible securities are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock.

Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.

Depositary receipts are receipts typically issued by a bank or trust company that evidence underlying securities issued by a foreign corporation. American Depositary Receipts (ADRs) are receipts typically issued by an American bank or trust company. European Depositary Receipts (EDRs) (issued in Europe) and Global Depositary Receipts (GDRs) (issued throughout the world) each evidence a similar ownership arrangement. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include, but are not limited to, futures, options, swaps, forward foreign currency contracts and credit linked notes.

Equity Securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Exchange-traded funds are generally investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities generally designed to track a particular market segment or index.

Fixed income instruments (or debt instruments) represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Fixed income instruments include, among others, corporate bonds, notes and debentures, convertible securities, U.S. and foreign government securities and mortgage-backed and other asset-backed securities. An investment grade fixed income instrument is rated in one of the top four ratings categories by a debt rating agency (or is considered of a comparable quality by the Investment Manager or the Subadviser, as applicable).

Foreign securities are issued by companies organized outside of the U.S. or those whose securities trade primarily in non-U.S. securities markets, or governments located outside of the U.S. Foreign securities may include securities issued by companies organized in, or governments of, emerging market countries. Foreign securities include non-U.S. dollar-denominated securities and may include American Depositary Receipts (ADRs) or other similar securities that convert into foreign securities.

Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Forward contracts are individually negotiated obligations to purchase or sell a specific security, currency or other instrument for an agreed price at a set future date.

Futures contracts are exchange-traded contracts that involve the right to receive, or obligation to deliver, assets or money depending on the performance of one or more underlying assets, currencies, or a market or economic index.

Master Limited Partnerships (“MLPs”) are limited partnerships that are operated under the supervision of one or more managing general partners. The ownership interests/common units of an MLP are listed and publicly traded on U.S. securities exchanges or in the over-the-counter market. To qualify as an MLP for U.S. federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as income and gain from certain mineral or natural resources activities or from the transportation or storage of certain fuels. In order to so qualify, most MLPs operate in the energy, natural resources, or real estate sectors. Although a Fund may generally invest in MLPs operating in any sector of the economy, a substantial portion of the MLPs in which the Fund invests will be engaged in businesses in the energy sector involving the extraction and transportation oil and natural gas (e.g., pipelines, storage and processing plants).

Money market securities are debt obligations with a term to maturity of less than one year issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

Mortgage-backed securities are generally pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association, Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, but may also be issued or guaranteed by other private issuers.

Municipal securities are obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds or other private activity bonds that are backed only by the assets and revenues of the non-governmental user (such as manufacturing enterprises, hospitals, colleges or other entities).

Options are instruments that provide a right to buy (call) or sell (put) a particular security or an index of securities at a fixed price within a certain time period. An option is out-of-the-money if the exercise price of the option is above, in the case of a call option, or below, in the case of a put option, the current price (or interest rate or yield for certain options) of the referenced security or instrument.

Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may be convertible into common stock.

Real estate investment trusts are like corporations, except that they do not pay income taxes if they meet certain tax requirements. However, while REITs themselves do not pay income taxes, the distributions they make to investors are taxable. REITs invest primarily in real estate and distribute almost all of their income — most of which comes from rents, mortgages and gains on sales of property — to shareholders.

Repurchase agreements are agreements under which a Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security.

Senior loans are business loans made to borrowers that have interest rates that periodically adjust to a generally recognized base rate, such as the London Interbank Offered Rate (LIBOR) or the prime rate as set by the Federal Reserve. Senior loans typically are secured by specific collateral of the borrower and hold the most senior position in the borrower’s capital structure or share the senior position with the borrower’s other senior debt securities. The senior loans in which a Fund may invest include bridge loans, novations, assignments, and participations. The senior loans in which a Fund invests are typically rated below investment grade or the unrated equivalent thereof.

Swaps are contracts between two parties in which the parties agree to exchange streams of payments based on certain benchmarks. For example, a Fund may use swaps to gain access to the performance of a benchmark asset (such as an index or one or more bonds) where the Fund’s direct investment is restricted. Interest rate swaps involve the exchange by a Fund with another party of its respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses on an underlying security. Currency swaps involve the exchange of the parties’ respective rights to make or receive payments in specified currencies.

U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Certain U.S. government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

Yankee bonds are dollar-denominated debt obligations issued in the U.S. capital markets by foreign banks and corporations. Principal and interest on these bonds are payable in U.S. dollars. Issuers of yankee bonds may have significant operations or entire subsidiaries located in the United States, or they may have U.S. funding arms, but no U.S. business operations.

Zero coupon bonds pay no interest during the life of the security and are issued by a wide variety of governmental issuers. They often are sold at a deep discount.

Principal Risks

The principal risks of each Fund are identified in the Summary sections and are described in this section. The table below indicates the principal risks applicable to each Fund. Each Fund may be subject to additional risks other than those identified and described below because the types of investments made by a Fund can change over time. Additional information about such principal and additional risks is contained under the “Investment Policies and Restrictions” section in the SAI.

	Core Bond Fund	High Yield Bond Fund	U.S. Equity Income Fund	U.S. Large Cap Core Equity Fund	Global Equity Income Fund	Global Low Volatility Equity Fund	Global All Cap Fund	Target Return Fund
Asset-Backed Securities Risk	•	•						•
Bond Market Risk	•	•	•		•			•
Collateralized Mortgage Obligations Risk								•
Credit Risk	•	•	•		•	•		•
Convertible Securities Risk		•					•	•
Distressed Securities Risk		•						•
Derivatives Risk	•	•				•		•
Forwards		•				•		•
Futures	•					•		•
Options						•		•
Swaps	•	•						•
Emerging Markets Risk		•			•	•	•	•
Equity Securities Risk			•	•	•	•	•	•
Exchange-Traded Funds Risk	•	•		•		•	•	•
Foreign Currency Risk		•	•	•	•	•	•	•
Foreign Securities Risk		•	•	•	•	•	•	•
Geographic Focus Risk					•	•	•	•
High Yield Securities Risk		•						•
Income Risk			•		•
Interest Rate Risk	•	•	•		•			•
Large Capitalization Stock Risk				•
Liquidity Risk	•	•	•		•	•	•	•
Master Limited Partnerships Risk			•	•	•		•	•
Mortgage-Backed Securities Risk	•							•
Municipal Securities Risk	•							•
Preferred Stock Risk		•	•		•	•	•	•
Prepayment Risk	•	•						•
Real Estate Investment Trusts Risk			•	•	•	•	•	•
Repurchase Agreements Risk	•	•	•	•	•	•		•
Senior Loans Risk		•						•
Small and Medium Capitalization Companies Risk			•		•	•	•	•
Stock Market Risk			•	•	•	•	•	•
Strategy Risk	•	•	•	•	•	•	•	•
Yankee Bonds Risk	•	•	•		•			•
Zero Coupon Bonds Risk	•	•						•

Asset-Backed Securities Risk — Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Bond Market Risk — The bond markets as a whole could go up or down (sometimes dramatically). This volatility could affect the value of the investments in the Fund’s portfolio exposed to bonds or other fixed income securities. In an economic downturn, the ability of issuers of the corporate fixed income securities and other securities in which the Fund invests to service their obligations could be materially and adversely affected.

Collateralized Mortgage Obligations Risk — There are risks associated with CMOs that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of CMOs).

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value form the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Credit Risk — Fixed income investments, such as bonds, and derivatives involving a counterparty, involve credit risk. This is the risk that the issuer or guarantor of a fixed income instrument or the counterparty to a derivatives contract will be unable or unwilling to make timely payments of principal, interest or settlement payments, or otherwise honor its obligations. The degree of credit risk depends on the issuer’s, guarantor’s or counterparty’s financial condition and on the terms of the fixed income or derivative instrument. Changes in an issuer’s or guarantor’s credit rating or the market’s perception of an issuer’s or guarantor’s creditworthiness also may affect the value of fixed income instruments. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. Not all U.S. government and agency securities are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

Derivatives Risk — Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate, index or other investment. A Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Derivatives can be highly volatile and involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying asset, reference rate, index or other investment. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as interest rate risk, market risk and credit risk. In addition, the success of a derivatives transaction could depend on the ability of the Investment Manager to discern pricing inefficiencies and predict trends in markets, which decisions could prove to be inaccurate. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. If the value of a derivative does not correlate well with the particular asset, reference rate, index or other investment to which the derivative is intended to provide exposure, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting gains in other investments. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives and the principal risks associated with each of them:

Forwards — Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, a Fund faces the risk that its counterparties may not perform their obligations. This risk may cause some or all of the Fund’s gains to be lost. At times, certain market makers have refused to quote prices for forward contracts, or have quoted prices with an unusually wide spread between the price at which they are prepared to buy and sell. If this occurs, the Investment Manager may be unable to effectively use its forward trading strategies, and a Fund could experience significant losses. See “Liquidity Risk” below. Forward contracts, unlike exchange-traded futures contracts, are not regulated by the CFTC. Therefore, a Fund will not receive any benefit of CFTC regulation when trading forwards.

Futures — The price volatility of futures contracts historically has been greater than that for traditional securities such as stocks and bonds. The value of certain futures contracts may fluctuate in response to changes in interest rates, currency exchange rates, commodity prices or other changes. Therefore, the assets of a Fund, and the prices of Fund shares, may be subject to greater volatility, as a result of the Fund’s use of futures contracts. The risks associated with a Fund’s use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying asset; (ii) the underlying asset may not perform the way the Investment Manager expected it to; (iii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; (iv) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times; and (v) due to market conditions there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contract at a time which is advantageous.

Options — An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A fund that purchases options is subject to the risk of a complete loss of premiums. The use of options for risk management or hedging purposes may not be successful, resulting in losses to the Fund. In addition, the cost of hedging may reduce the Fund’s returns.

Swaps — Swap agreements involve the risk that the party with whom a Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Distressed Securities Risk — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. A Fund will generally not receive interest payments on distressed securities and may incur costs to protect its investments. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. A Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

Emerging Markets Risk — While investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, these risks are heightened with respect to investments in emerging market countries, where there is an even greater amount of economic, political and social instability. Emerging markets typically have less economic development, market structure and depth of regulatory oversight than developed countries. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Equity Securities Risk — The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Exchange-Traded Funds Risk — An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF. As a shareholder of an ETF, a Fund would bear, along with other shareholders, its pro rata portion of the ETF’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Foreign Currency Risk — Foreign currency risk is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of a Fund’s investments or reduce the returns of the Fund. Generally, when the U.S. dollar rises in value against another country’s currency, a Fund’s investment in that country loses value because its currency is worth fewer U.S. dollars. Adverse changes in currency exchange rates may erode or reverse any potential gains from a Fund’s investments in futures instruments with underlying securities or instruments denominated in a foreign currency or may widen existing losses. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, market, economic, political, regulatory, geopolitical or other conditions. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions. Funds that invest directly in foreign currencies, or in securities that trade in, or receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s exposure to foreign currencies, including investments in foreign currency-denominated securities, may reduce the returns of the Fund.

Foreign Securities Risk — Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity and significant changes in value due to exchange rate fluctuations. Foreign companies may not be subject to the same accounting, auditing and financial reporting standards and practices as U.S. companies. In addition, some foreign stock exchanges, brokers and companies have less government supervision and regulation than their U.S. counterparts. Foreign markets are also subject to differing custody and settlement practices and different bankruptcy laws than those in the United States, which may result in lower recoveries for investors. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign (non-U.S.) securities. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters. To the extent any investments are in developing countries, these risks may be heightened. Finally, foreign securities investments are subject to currency risk, which is the risk that returns will be hurt by a rise in the value of the U.S. dollar versus foreign currencies. Generally, when the U.S. dollar rises in value against another country’s currency, an investment in that country loses value because its currency is worth fewer U.S. dollars. Investments in depositary receipts presents many of the risks of foreign investing.

Geographic Focus Risk — To the extent a Fund invests a substantial amount of its assets in issuers located in a single country or region, developments in these economies will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

High Yield Securities Risk — Fixed income securities rated below investment grade and unrated securities of similar credit quality (commonly referred to as “junk bonds” or high yield securities) are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investments in such securities involves substantial risk. Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with investment grade securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During periods of economic downturn, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. Therefore, there can be no assurance that in the future there will not exist a higher default rate relative to the rates currently existing in the market for high yield securities. The risk of loss due to default by the issuer is significantly greater for the holders of high yield securities because such securities may be unsecured and may be subordinate to other creditors of the issuer. The value of high yield securities tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield securities and the junk bond markets generally, particularly in times of market stress. High yield securities are less liquid than investment grade debt securities and may be difficult to price or sell.

Income Risk — Depending on market conditions, income-producing common stocks may not be widely available and/or may be concentrated in one or a few regions or market sectors. This may impact certain Funds’ abilities to produce current income while remaining diversified.

Interest Rate Risk — The market value of fixed income investments changes in response to interest rate changes and other factors. Interest rate risk is the risk that a Fund’s fixed income securities will decline in value because of increases in market interest rates. Prices of fixed income securities generally decrease when interest rates rise and increase when interest rates decline. A Fund will be subject to interest rate risk with respect to its investments in fixed rate debt securities, which generally will lose value in direct response to rising interest rates. To the extent a Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of a Fund that invests in floating rate debt securities.

Large Capitalization Stock Risk — If a Fund focuses on investments in large-capitalization companies, the Fund may underperform funds that invest primarily in stocks of smaller-capitalization companies during instances when smaller-capitalization company stocks are in favor.

Liquidity Risk — Liquidity risk exists when particular investments are difficult or impossible to sell at a particular time or at an acceptable price. This may require a Fund to dispose of these or other investments at unfavorable times or prices in order to satisfy its obligations, in which case the Fund may suffer a loss. Liquid investments may become illiquid after purchase under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain issuer or sector. To the extent that a Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.

Master Limited Partnerships Risk — The interests or “units” of an MLP are listed and traded on securities exchanges or in the over-the-counter market and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. Investments in MLPs could expose a Fund to liquidity risk to the extent MLP units trade infrequently and in limited volume. Investments in MLPs could also expose a Fund to volatility risk, because units of MLPs may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. MLPs carry many of the risks inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations and, therefore, unit holders of an MLP may not be afforded corporate protections to the same extent as shareholders of a corporation. In addition, MLP unit holders may have limited control and limited voting rights on matters affecting the partnership. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLP Tax Risk — The value of a Fund’s investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. federal income tax purposes. Due to their federal income tax treatment as partnerships, MLPs typically are not subject to federal or state income tax at the partnership level. Instead, the annual income, gains, losses, deductions and credits of an MLP pass through directly to its unit holders, and each unit holder is generally taxed on its share of the MLP’s income and gains. A change in current tax law or in the industry in which an MLP operates could result in the MLP being treated as a corporation for U.S. federal income tax purposes and being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and any such distributions to the Fund would generally be taxed as dividend income, which would materially reduce the Fund’s cash flow from such an MLP unit investment. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of an investment in the Fund and lower income.

Energy Related Risk — The Fund focuses its investments in MLPs operating in the energy sector and energy-related industries (“Energy MLPs”). The performance of the Fund’s investments in Energy MLPs largely depends on the overall condition of the energy sector and is susceptible to economic, political and regulatory risks or other occurrences affecting the energy sector. For example, an Energy MLP may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. Stock prices of Energy MLPs are also affected by supply and demand both for their specific product or service and for energy products in general.

Mortgage-Backed Securities Risk — The value of mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, a Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields. Mortgage-backed securities are most commonly issued or guaranteed by U.S. government agencies or instrumentalities (“Agencies”), but may also be issued or guaranteed by other private issuers. Although obligations of Agencies are not debts of the U.S. Treasury, in some cases, payment of interest and principal on such obligations is guaranteed by the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government. See also “Credit Risk.”

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Preferred Stock Risk — Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness and to changes in interest rates, and may decline in value if interest rates rise.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. During periods of declining interest rates or for other purposes, borrowers may exercise their option to prepay principal earlier than scheduled. Such prepayments often occur during periods of declining interest rates, and may cause a Fund to reinvest its assets in lower yielding securities. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by a Fund, prepayment risk may be increased.

Real Estate Investment Trusts Risk — Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, changes in regional and national economic conditions, increases in property taxes and changes in interest rates. An individual REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency. A REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or could fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended. The failure of a company to qualify as a REIT under federal tax law may have adverse consequence.

Repurchase Agreements Risk — Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. The Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Fund could experience a loss.

Senior Loans Risk — Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Senior loans are also subject to heightened prepayment risk, as they usually have mandatory and optional prepayment provisions. Senior loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, a Fund may have difficulty collecting on any collateral. In addition, any collateral may be found invalid or may be used to pay other outstanding obligations of the borrower. A Fund’s access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan the Fund has purchased. As a result, a collateralized senior loan may not be fully collateralized and can decline significantly in value. Where a Fund is a participant in a loan, it does not have any direct claim on the loan or any rights of set-off against the borrower and may not benefit directly from any collateral supporting the loan. As a result, the Fund is subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. See “Credit Risk.”

There may not be an active trading market for certain senior loans, which could impair a Fund’s ability to realize full value in the event of the need to sell a senior loan and which may make valuation of senior loans difficult. In addition, the liquidity of some actively traded loans may be impaired due to adverse market conditions. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. See “Liquidity Risk.”

Because the senior loans in which a Fund invests are typically rated below investment grade, the risks associated with senior loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are generally subordinated or unsecured. See “High Yield Securities Risk.”

Small and Medium Capitalization Companies Risk — Smaller and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Stock Market Risk — The market value of stocks will fluctuate as the stock markets fluctuate. Stock prices may decline in response to adverse economic, industry, political or regulatory developments.

Strategy Risk — If the strategies of the Investment Manager or Subadviser, as applicable, do not work as intended, the Fund may not achieve its investment objective. In addition, for Funds that place an emphasis on buying and holding securities, various securities may be held by the Fund through adverse markets rather than being sold. This could cause a Fund to have deeper losses during down markets than a fund that has invested in similar securities but does not seek reduced turnover.

Yankee Bonds Risk — Investments in yankee bonds involve similar risks as investments in the debt obligations of U.S. issuers. See “Credit Risk,” “Market Risk,” and “Liquidity Risk.” Although U.S. holders of yankee bonds are not directly subject to foreign currency risk, exchange rate movements that impact a yankee issuer’s financial condition may indirectly influence the market price of such issuer’s yankee bonds. In addition, to a lesser extent, yankee bonds are subject to foreign securities risk, including the possibility of: adverse political and economic developments; foreign withholding taxes; expropriation or nationalization of the operations of foreign issuers; and different or less robust government regulation of foreign financial markets and institutions. For example, the foreign issuers of yankee bonds are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations.

Zero Coupon Bonds Risk — Zero coupon bonds are sold at a discount from face value and do not make periodic interest payments. At maturity, zero coupon bonds can be redeemed for their face value. Although interest payments are not made on zero coupon bonds, holders of such instruments are deemed to have received income (“phantom income”) annually, notwithstanding that cash may be received currently. In addition to the risks associated with bonds, because zero coupon bonds do not pay interest, the value of zero coupon bonds may be more volatile than other fixed income securities, and may also be subject to greater interest rate risk and credit risk than other fixed income instruments.

HOW TO BUY AND SELL SHARES

Investors may purchase shares of the Funds directly from the Funds or through authorized financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers that have entered into a selling or dealer’s agreement with the Funds’ principal underwriter (collectively, “Financial Intermediaries”). Shares of each of the TDAM U.S. Equity Income Fund, the TDAM U.S. Large Cap Core Equity Fund, the TDAM Global Equity Income Fund and the TDAM Global All Cap Fund are currently only sold directly by the Fund or through the following Financial Intermediaries: TD Private Client Wealth LLC, TD Bank, N.A. and TD Ameritrade, Inc.

Balance Minimums. Shareholders wishing to purchase shares directly from a Fund must meet one of the following initial purchase and minimum account balance requirements:

(1)	A combined initial purchase and minimum account balance requirement of (a) $1,000,000 per household (by address) in the case of Institutional Class shares, or (b) $100,000 per household (by address) in the case of Advisor Class shares, in each case, across the same class of shares of the Funds, the TDAM U.S. Small-Mid Cap Equity Fund, and the TDAM Short-Term Bond Fund.
(2)	A combined initial purchase and minimum account balance requirement of $10,000,000 per household (by address) across the Funds and the following funds in the TD Asset Management USA Funds Inc. fund complex: the TDAM U.S. Small-Mid Cap Equity Fund, the TDAM Short-Term Bond Fund, the TDAM Institutional Money Market Fund, the TDAM Institutional Municipal Money Market Fund, the TDAM Institutional U.S. Government Fund, and the TDAM Institutional Treasury Obligations Money Market Fund.

The initial purchase and minimum account balance requirement may be less if you purchase and hold shares through a Financial Intermediary. Due to the cost of maintaining smaller accounts, each Fund reserves the right to redeem, upon not less than 30 days’ written notice, all shares in a shareholder’s account that falls below the combined minimum account balance due to redemptions.

Fund Business Days. A “Fund Business Day” is any day that a Fund is open for business. Except for the Core Bond and High Yield Bond Funds (the “Bond Funds”), each Fund is open for business on each day the New York Stock Exchange (the “NYSE”) is open for regular trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Bond Funds are generally open for business on each day the NYSE and Federal Reserve Bank of New York (the “Federal Reserve”) are open, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. However, each Bond Fund may elect, in its discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Federal Reserve is open but the NYSE is closed, except for Good Friday. Each of the Bond Funds reserves the right to close if the primary trading markets of the Fund’s portfolio instruments are closed and the Fund’s management believes that there is not an adequate market to meet purchase, redemption or exchange requests. Each Bond Fund may close early on any business day when the Securities Industry and Financial Markets Association recommends that the securities markets close trading early.

How to Buy Shares

You may purchase shares from a Fund or Financial Intermediary on any Fund Business Day. Shares are purchased at the next net asset value (“NAV”) per share calculated after an order and payment are received by a Fund or Financial Intermediary. There is no sales charge to buy shares of a Fund.

A Fund or Financial Intermediary must receive your purchase order and payment prior to the close of regular trading on the NYSE, generally 4:00 p.m. (Eastern Time), on any Fund Business day in order for it to be priced at the day’s offering price. If your request is received after that time, it will be priced at the next Fund Business Day’s offering price.

Each Fund reserves the right to suspend the offering of shares for a period of time and to reject any specific purchase order, including certain purchase orders by exchange. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal Reserve holidays on which wire transfers are restricted.

Directly from the Funds

If you would like to purchase shares of a Fund directly and you do not already have an account with the Funds, you need to open an account with the Funds by completing and signing a New Account Application. To request an application, please visit www.tdamusa.com or call (866) 416-4031. Mail it, together with your check to TD Asset Management USA Funds Inc., P.O. Box 182300, Columbus, OH 43218-2300.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. No cash, credit card convenience checks, third party checks, traveler’s checks or money orders will be accepted. Additionally, bank starter checks are not allowed for the initial purchase into a Fund. All checks must be made payable to either the name of the specific Fund or TD Asset Management USA Funds Inc. Investments that are received in an unacceptable form will be returned.

The Funds will not accept a P.O. Box as a primary residence. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Funds’ Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity.

By Mail

To purchase shares by mail, simply complete the New Account Application. Please include the name of the Fund and Class in which you intend to invest, make a check payable to the applicable Fund, and mail the form and check to:

TD Asset Management USA Funds Inc.
P.O. Box 182300
Columbus, OH 43218-2300

By Wire

After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, please call (866) 416-4031 to place your transaction with the Fund. Please note that your bank may charge a wire fee.

Clients of Financial Intermediaries

Shares may be purchased and redeemed through Financial Intermediaries. Financial Intermediaries may receive payments as a processing agent from the Funds’ transfer agent. In addition, Financial Intermediaries may charge their clients a fee for their services, no part of which is received by a Fund.

Investors who purchase shares through a Financial Intermediary will be subject to the procedures of their Financial Intermediary, which may include charges, limitations, investment minimums, cutoff times and restrictions. Any such charges imposed by a Financial Intermediary would reduce the return on an investment in a Fund. Investors should acquaint themselves with their Financial Intermediary’s procedures and should read this Prospectus in conjunction with any material and information provided by their Financial Intermediary. Investors who purchase shares of a Fund through a Financial Intermediary may or may not be the shareholder of record. Financial Intermediaries are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Certain shareholder services, such as periodic investment programs, may not be available to clients of certain Financial Intermediaries. Shareholders should contact their Financial Intermediary for further information. The Funds may confirm purchases and redemptions of a Financial Intermediary’s clients directly to the Financial Intermediary, which in turn will provide its clients with confirmation and periodic statements. The Funds are not responsible for the failure of any Financial Intermediary to carry out its obligations to its client.

If you purchase shares through a Financial Intermediary, your Financial Intermediary will establish and maintain your account and be the stockholder of record. In the event that a Fund holds a stockholders’ meeting, your Financial Intermediary, as record holder, will vote your shares in accordance with your instructions. If you do not give your Financial Intermediary voting instructions, your Financial Intermediary may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Financial Intermediary acts. If you wish to transfer your account, you may only transfer it to another financial institution or broker-dealer that acts as a Financial Intermediary.

For more information on purchasing shares through your Financial Intermediary, please contact your Financial Intermediary directly.

How to Sell Shares

You may sell (redeem) your shares from a Fund or a Financial Intermediary on any Fund Business Day. Shares are sold (redeemed) at the next NAV per share calculated after an redemption request is received by a Fund or Financial Intermediary.

A Fund or Financial Intermediary must receive your redemption request prior to the close of regular trading on the NYSE, generally 4:00 p.m. (Eastern Time), on any Fund Business Day in order for it to be priced at the day’s offering price. If your request is received after that time, it will be priced at the next Fund Business Day’s offering price.

The Funds may adopt policies from time to time requiring mandatory redemption of shares in certain circumstances. Each Fund reserves the right to make redemption payments in whole or in part in securities or other property, valued for this purpose as they are valued in computing the Fund’s NAV per share.

Directly from the Funds

By Mail

Redemption requests should reference the applicable Fund and Class and be mailed to:

TD Asset Management USA Funds Inc.
P.O. Box 182300
Columbus, OH 43218-2300

The selling price of the shares being redeemed will be the applicable Class’ per share NAV next calculated after the receipt of all required documents in “Good Order.” “Good Order” means that the request must include:

1.	Your account number;
2.	The Social Security number or Tax Identification Number on the account;
3.	The number of shares to be sold or the dollar value of the amount to be redeemed;
4.	The signatures of all account owners exactly as they are registered on the account;
5.	Any required medallion signature guarantees; and
6.	Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Redemption proceeds will be sent to the shareholder(s) of record at the address of record upon receipt of all required documents in “Good Order.” During the 14 days following a change of address, requests for redemption checks to be sent to a new address will require a medallion signature guarantee.

By Telephone

You may redeem your shares in a Fund by calling (866) 416-4031. Redemption proceeds must be transmitted directly to you or your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the applicable Fund or the Funds’ transfer agent within 15 days prior to the request for redemption. If you purchased your shares by check and then redeem all, or a portion, of your shares before the check has cleared, redemption proceeds may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV.

By Wire

You may request that the redemption proceeds be wired to your designated bank account if it is maintained at a member bank or a correspondent of a member bank of the Federal Reserve System. Your bank may charge a fee for incoming wires.

Clients of Financial Intermediaries

Shareholders who have invested through a Financial Intermediary should redeem their shares through the Financial Intermediary. Your Financial Intermediary may allow you to make redemption requests by mail, by telephone and/or electronically. Each Financial Intermediary is responsible for promptly submitting redemption requests to the Funds’ transfer agent. For your protection, a Fund may request documentation for large redemptions or other unusual activity in your account.

Your Financial Intermediary may impose a minimum account balance requirement. If so, your Financial Intermediary reserves the right to close your account if it falls below the required minimum balance. Please consult your Financial Intermediary for more information.

For more information on selling shares through your Financial Intermediary, please contact your Financial Intermediary directly.

How to Exchange Between Funds

Shares of each Class of a Fund may be exchanged for shares of the same class of another Fund or for shares of the same class of the following funds in the TD Asset Management USA Funds Inc. fund complex: the TDAM Short-Term Bond Fund, the TDAM Institutional Money Market Fund, the TDAM Institutional Municipal Money Market Fund, the TDAM Institutional U.S. Government Fund, and the TDAM Institutional Treasury Obligations Money Market Fund.

An exchange involves the redemption of Fund shares and the purchase of shares of the other fund at their respective NAVs after receipt of an exchange request in proper form. Each Fund reserves the right to reject specific exchange orders and, on 60 days’ prior written notice, to suspend, modify or terminate exchange privileges. There is no sales charge on shares you receive in an exchange. Fees and expenses of the other funds may be different. Exchange orders may be placed with a Fund or a Financial Intermediary. For more information on such fees and expenses, please review this Prospectus and prospectuses of the other funds, each of which can be viewed online or downloaded from the TDAM USA Inc. website at www.tdamusa.com.

Directly with the Funds

By Mail

Exchange requests may be sent via mail and must contain the following:

1.	Your account number;
2.	The Social Security number or Tax Identification Number on the account;
3.	The names of the Fund(s) and Class(es) to be exchanged;
4.	The dollar value of the amount to be exchanged; and
5.	The signatures of all account owners exactly as they are registered on the account.

By Telephone

You may exchange Fund shares by calling (866) 416-4031. You must be a shareholder or authorized person on the account in question.

Clients of Financial Intermediaries

Shareholders who have invested through a Financial Intermediary may place exchange orders through their Financial Intermediary.

For more information on exchanging shares through your Financial Intermediary, please contact your Financial Intermediary directly.

SHAREHOLDER INFORMATION

Statements and Reports to Shareholders

The Funds do not issue share certificates but record your holdings in non-certificated form. Your Fund activity is reflected in your account statement. The Funds provide you with audited annual and unaudited semi-annual financial statements. To reduce expenses, only one copy of each of the annual and semi-annual financial statements and Prospectus of the Funds, and any proxy statement or information statement relating to the Funds, will be sent to a single household without regard to the number of shareholders residing at such household, unless you request otherwise by calling or by sending a written request to the Fund or your Financial Intermediary, as applicable. The Fund or your Financial Intermediary, as the case may be, will begin sending separate copies to your household within 30 days of receipt of your request.

Pricing Your Shares

The price at which shares of each Fund are purchased or redeemed is equal to the NAV per share of a Fund as determined on the effective date of the purchase or redemption. The NAV per share is computed by dividing the net assets of each class, less its liabilities, by the total number of shares outstanding of such class at the time of such computation. Each Fund’s NAV per share is computed as of the close of regular trading on the NYSE, generally 4:00 p.m. (Eastern Time), on each Fund Business day.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. (Eastern Time).

Securities and assets for which market quotations are readily available or which can be accurately valued within the Company’s established pricing procedures are valued at current market value. When market quotations are not readily available, or not reflective of fair value as determined in accordance with fair value procedures approved by the Board on at least an annual basis (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. Certain Funds may invest in securities that are traded in markets that close before the close of regular trading on the NYSE. Normally, developments that could affect the value of portfolio securities that occur between the close of a foreign market and the close of regular trading on the NYSE will not be reflected in these Funds’ respective NAVs. Accordingly, each such Fund employs a valuation policy that monitors for significant events in foreign markets using various benchmarks and techniques in order to determine when it is appropriate to adjust previous closing prices and apply fair valuation in accordance with the Fair Value Procedures. As necessary, each Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. As a means of evaluating its fair value process, each Fund will periodically compare closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Each Fund believes that the use of fair value pricing will result in the use of prices that are more reflective of the actual market value of portfolio securities than would be the case if the Fund used closing prices, thereby reducing opportunities for profit from excessive short-term trading or market timing in the Fund’s shares.

Because each Fund may invest in securities that are listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, each Fund’s share value may change on days when stockholders will not be able to purchase or redeem such Fund’s shares. In addition, trading in some of a Fund’s portfolio securities may not occur on days when the Fund is open for business.

Each Fund’s shares are sold or redeemed, respectively, at the next NAV per share (subject to any applicable redemption fee, in the case of certain redemptions) calculated after an order and payment are accepted or a redemption request is received by that Fund in the manner described under “How to Buy and Sell Shares.”

Dividends and Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. Such dividends, if any, are normally declared and paid (i) monthly by each of the Core Bond Fund and the High Yield Bond Fund, (ii) quarterly by each of the U.S. Equity Income Fund, the U.S. Large Cap Core Equity Fund and the Target Return Fund, and (iii) annually by each of the Global Equity Income Fund, the Global Low Volatility Equity Fund and the Global All Cap Fund. Each Fund reserves the right to declare and pay dividends less frequently than as disclosed above, provided that net investment income, if any, is paid at least annually. In the event the Board changes the distribution policy, shareholders will be notified. Net capital gains, if any, realized by a Fund will be distributed at least annually. In addition, more frequent distributions of net investment income dividends or net realized capital gains may be made by a Fund at the discretion of the Board. Unless a shareholder elects payment in cash, all net investment income and capital gains distributions of each Fund are automatically reinvested in additional full and fractional shares of the Fund at the NAV per share as of the payment date of the distribution. A shareholder should contact the applicable Fund or Financial Intermediary in order to elect to receive distributions in cash.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

If you purchase shares shortly before a distribution, you will be taxed on the distribution, even though it represents a return of your investment, net of Fund fees and expenses. To avoid this result, check the Fund’s distribution schedule before you invest.

Taxes

Dividends derived from dividend income, taxable interest and short-term capital gains generally are taxable to a shareholder as ordinary income even if reinvested in additional Fund shares. Distributions of net long-term capital gains, if any, realized by a Fund are taxable to individual shareholders of a Fund as long-term capital gains (15% for individuals with incomes below $400,000 ($450,000 if married filing jointly), 20% for individuals with any income above those levels that is long-term capital gain and 0% at certain income levels), regardless of the length of time the shareholder may have held shares in the Fund at the time of the distribution. Due to the nature of the Funds’ investments, corporate shareholders will not be eligible for the dividends-received deduction with respect to dividends paid by a Fund. In addition, dividends paid by a Fund will not qualify for the long-term capital gain tax rates applicable to certain dividends.

Distributions to individuals and other noncorporate shareholders of investment income designated by a Fund as derived from qualified dividend income are eligible for taxation for federal income tax purposes at the more favorable long-term capital gain rates. Qualified dividend income generally includes dividends received by a Fund from domestic and some foreign corporations. It does not include income from investments in debt securities or, generally, from real estate investment trusts. In addition, a Fund must meet certain holding period and other requirements with respect to the dividend-paying stocks in its portfolio and the shareholder must meet certain holding period and other requirements with respect to the Fund’s shares for the lower tax rates to apply. The top marginal rate for ordinary income has increased from 35% to 39.6% for taxable years beginning on or after January 1, 2013.

Corporations are taxed at the same rates on ordinary income and capital gains but may be eligible for a dividends-received deduction for a portion of the income dividends they receive from a Fund, provided certain holding period and other requirements are met.

Dividends and other distributions by a Fund are generally treated as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. government, and any net short-term capital gains) are taxable to shareholders as ordinary income.

Direct investments in foreign securities held by a Fund may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would generally be decreased. If at the end of its fiscal year more than 50% of the value of a Fund’s total assets consists of stocks or securities of foreign corporations, the Fund may elect to pass through to its shareholders a credit or deduction for foreign taxes it has paid. Any investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. If you invest in a Fund through a taxable account, your after-tax return could be negatively impacted.

Interest on indebtedness which is incurred to purchase or carry shares of a Fund will not be deductible for federal income tax purposes to the extent such interest relates to the exempt interest dividends received from the Fund.

Market discount recognized on taxable and tax-exempt securities is also taxable as ordinary income and is not treated as excludable income.

Required tax information will be provided annually. You are encouraged to retain copies of your account statements or year-end statements for tax reporting purposes. However, if you have incomplete records, you may obtain historical account transaction information for a reasonable fee.

Beginning in 2013, a 3.8 percent Medicare contribution tax is imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

The Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you are a U.S. person and fail to provide the Funds in which you invest with your correct taxpayer identification number and to make required certifications, or if you have been notified by the Internal Revenue Service (“IRS”) that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

Dividends from investment company taxable income (which includes any short-term capital gains and market discount) paid to foreign investors generally will be subject to a 30% (or lower treaty rate) withholding tax.

In order to qualify for an exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through a Financial Intermediary, the Financial Intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their Financial Intermediaries with respect to the application of these rules to their accounts.

A 30% withholding tax will be imposed on dividends paid after December 31, 2013, and redemption proceeds paid after December 31, 2016, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply or agree to provide certain information to other revenue authorities for transmission to the IRS.

You should consult your tax adviser regarding specific questions as to federal, state and local taxes.

Frequent Purchases and Redemptions

Because excessive purchase and redemption transactions can disrupt management of a Fund and increase the Fund’s costs for all shareholders, the Board has adopted a policy and procedures designed to detect and discourage frequent trading. Under the policy and procedures, an investor who makes more than one round-trip (i.e., purchase and redemption of comparable assets) within 30 days will be restricted from making future purchases in the Fund. In addition to the policy and procedures, each Fund reserves the right to reject a purchase order for any reason with or without prior notice to the investor. In particular, each Fund reserves the right to reject a purchase order from any investor or Financial Intermediary that the Fund has reason to believe could be a frequent trader.

The policy and procedures do not apply to the following:

•	Purchases of shares with reinvested dividend or capital gains distributions.
•	Transfers and re-registrations of shares within the Fund.
•	Purchases of shares by asset transfer.
•	Section 529 college savings plans.
•	Certain approved institutional portfolios and asset allocation programs, including:
•	Redemptions or exchanges in discretionary asset allocation or wrap fee programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing;
•	Redemptions or exchanges in a wrap program that are made as a result of a full withdrawal from the wrap program, as part of a systematic withdrawal plan or a minimum required distribution.

Participants in Employer-Sponsored Defined Contribution Plans

For participants in employer-sponsored defined contribution plans, the frequent trading policy and procedures do not apply to:

•	Purchases of shares with participant payroll or employer contributions or loan repayments.
•	Purchases of shares with reinvested dividend or capital gains distributions.
•	Distributions, loans, and in-service withdrawals from a plan.
•	Redemptions of shares as part of a plan termination or at the direction of the plan.

•	Redemptions of shares to pay account fees.
•	Share or asset transfers or rollovers.
•	Re-registrations of shares.
•	Redemptions or exchanges in discretionary asset allocation or wrap fee programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing.
•	Redemptions or exchanges in a wrap program that are made as a result of a full withdrawal from the wrap program, as part of a systematic withdrawal plan or a minimum required distribution.

Accounts Held by Institutions (Other than Defined Contribution Plans)

Each Fund will systematically monitor for frequent trading in institutional clients’ accounts. If a Fund detects suspicious trading activities, it will investigate and take appropriate action, which may include applying to a client’s accounts the 30-day policy described above, prohibiting a client’s purchases of Fund shares.

Accounts with Financial Intermediaries

If an investor invests in a Fund through an account with a Financial Intermediary, the Financial Intermediary will establish an omnibus account with the Fund for all of its clients. As a result, a Fund cannot always monitor the trading activity of the individual clients. However, each Fund reviews trading activity at the omnibus level, and if it detects suspicious activity, it will investigate and take appropriate action. If necessary, a Fund may prohibit additional purchases of Fund shares by certain of a Financial Intermediary’s clients.

Agreements between each Fund and Financial Intermediaries require Financial Intermediaries to provide the Fund, upon written request by the Fund, with certain information regarding Fund shareholders and transactions in Fund shares. Such information will be used by the Fund in identifying investors who engage in a pattern of frequent trading.

Financial Intermediaries may also monitor their clients’ trading activities in the Fund.

Disclosure of Portfolio Holdings

A description of the Company’s policies and procedures with respect to the disclosure of the Funds’ respective portfolio securities is available (i) in the Funds’ SAI and (ii) on the TDAM USA Inc. website at www.tdamusa.com. Each Fund’s complete portfolio holdings will be published on the Portfolio Holdings section of the website (www.tdamusa.com) as of the end of each month, generally subject to a 30-day lag between the date of the information and the date on which the information is disclosed. The Company also will publish on the website each Fund’s month-end top ten holdings, generally also with a 30 day-lag time. This information will remain available on the website at least until the date on which the Company files its Form N-CSR or Form N-Q with the Securities and Exchange Commission for the period that includes the date as of which the website information is current.

FUND MANAGEMENT

Investment Manager

TDAM USA Inc. (the “Investment Manager” or “TDAM”), located at 31 West 52nd Street, New York, NY 10019, is each Fund’s investment manager. The Investment Manager provides investment supervisory and business management services to the Funds, including monitoring the investment programs for the Funds, and selecting and supervising the subadviser(s) for the Funds, if applicable. The Investment Manager also provides day-to-day investment management services to each of the Core Bond Fund, the High Yield Bond Fund, the Global Low Volatility Equity Fund and the Target Return Fund. The Subadviser (defined below) is responsible for providing day-to-day investment management services to the other Funds.

On December 6, 2012, TD Bank Group (“TDBG”), the parent company of The Toronto-Dominion Bank (“TD Bank”) and TD Bank’s wholly owned subsidiary, TDAM, announced that TDBG had entered into a definitive agreement with Epoch Holding Corporation (“EPHC”) under which agreement EPHC’s wholly-owned subsidiary, Epoch Investment Partners, Inc. (“Epoch”) will be acquired by TDBG, subject to the approval of EPHC stockholders (the “Acquisition”). The Acquisition is expected to close in the first half of 2013. EPHC conducts its operations through Epoch, a registered investment adviser under the Investment Advisers Act of 1940, as amended.

The Core Bond Fund pays a management fee to the Investment Manager for its services at the annual rate of 0.40% of its average daily net assets. The High Yield Bond Fund pays a management fee to the Investment Manager for its services at the annual rate of 0.55% of its average daily net assets. The U.S. Equity Income Fund pays a management fee to the Investment Manager for its services at the annual rate of 0.65% of its average daily net assets. The U.S. Large Cap Core Equity Fund pays a management fee to the Investment Manager for its services at the annual rate of 0.65% of its average daily net assets. The Global Equity Income Fund pays a management fee to the Investment Manager for its services at the annual rate of 0.80% of its average daily net assets. The Global Low Volatility Equity Fund pays a management fee to the Investment Manager for its services at the annual rate of 0.70% of its average daily net assets. The Global All Cap Fund pays a management fee to the Investment Manager for its services at the annual rate of 0.80% of its average daily net assets. The Target Return Fund pays a management fee to the Investment Manager for its services at the annual rate of 0.55% of its average daily net assets. The Investment Manager from time to time may assume certain expenses of a Fund (or waive its fees), which would have the effect of increasing returns to investors during the period of the expense reduction. Unless otherwise provided, expense reductions are voluntary and may be reduced or eliminated at any time.

Pursuant to an Expense Limitation Agreement, TDAM has contractually agreed to waive fees and/or reimburse expenses for the Institutional Class and the Advisor Class of each Fund in the amounts set forth in the Funds’ SAI and as described in the footnotes to the fee tables contained in this Prospectus. Any waivers and/or reimbursements made by TDAM with respect to a Fund are subject to recoupment from the Fund within two years after the end of the fiscal year during which such fees were waived or expenses reimbursed, provided that such recoupment does not cause any class of any Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed.

TDAM and its affiliates may also, from time to time, voluntarily waive or reimburse all or a part of a Fund’s operating expenses.

The Investment Manager, not the Funds, is responsible for compensating the Subadviser.

A discussion regarding the basis of the Board’s approval of the investment advisory and subadvisory contracts of the Funds, as applicable, will be available in the Funds’ first report to shareholders.

In addition to the Funds, the Investment Manager currently serves as investment manager to other series of the Company, institutional accounts, high net worth individual accounts, and certain other accounts, and, as of January 31, 2013 had total assets under management of approximately $13.8 billion.

Subadviser

Epoch Investment Partners, Inc. (the “Subadviser” or “Epoch”), located at 399 Park Avenue, New York, NY 10022, serves as subadviser to each of the U.S. Equity Income Fund, the U.S. Large Cap Core Equity Fund, the Global Equity Income Fund, and the Global All Cap Fund. Epoch implements the investment program for each of these Funds. Epoch is a wholly-owned subsidiary of Epoch Holding Corporation, a public company. As of January 31, 2013, Epoch managed approximately $25.8 billion in assets. Following the closing of the Acquisition, Epoch will be an affiliate of TDAM.

Portfolio Managers

The business experience during the past 5 years of the persons who are primarily responsible for the day-to-day management of the Funds appears in the table below.

Core Bond Fund

Portfolio Manager	Business Experience During Last 5 Years
Glenn S. Davis, CFA, Managing Director, TDAM	Glenn joined TDAM in 2009. He is a portfolio manager with lead manager responsibilities for fixed income models for TD Private Investment Counsel in the U.S. He is lead manager for the TDAM USA Short Term Bond Fund and the TD Private U.S. Corporate Bond Fund and co-manager of the TD U.S. Monthly Income Fund. Additionally, Glenn is on the TD Wealth Asset Allocation Committee.

Portfolio Manager	Business Experience During Last 5 Years
Glenn has over 30 years of investment experience in senior roles managing both institutional and retail mandates for such U.S. firms as State Street Global Advisors (Head of Money Market Group), Boston Company Asset Management, Boston Partners Asset Management L.P. (one of 30 founding partners) and S.A.C. Capital. Glenn joined TD Banknorth in 2005 as a Senior Vice President and Chief Investment Strategist and Head of Fixed Income. In January of 2009, Glenn’s group joined TDAM. Glenn holds a B.A. in Economics from Colby College, Waterville, ME and has an M.B.A. in Finance from the Hofstra University Graduate School of Business. Glenn is a CFA charterholder.
Dennis Woessner, CFA, Vice President & Director, TDAM	Dennis joined TDAM in July 2009 as a fixed income portfolio manager. From June 2003 through June 2008, Dennis worked for MFM International (now Aviva Investors). During most of his tenure, he managed all-corporate and all-credit portfolio mandates. Dennis holds a B.B.A. in Banking and Finance from Hofstra University. Dennis is a CFA charterholder.

High Yield Bond Fund

Portfolio Manager	Business Experience During Last 5 Years
Gregory Kocik, CFA, Portfolio Manager, TDAM	Greg Kocik joined TDAM in March 1997 with 8 years of experience in credit analysis and corporate banking with major Canadian and International banks. At TDAM, Greg is responsible for managing High Yield bond portfolios. Gregory holds an MBA from the University of Western Ontario and is a CFA charterholder.
Shawna Millman, Associate Portfolio Manager, TDAM	Shawna Millman joined TDAM in January 2012. At TDAM, Shawna conducts high yield credit research and assists in the management of high yield bond portfolios. Prior to TDAM, she worked in various analyst positions, such as her roles in New York as Sell Side Fixed Income Research Associate Analyst at J.P. Morgan and Senior Fixed Income Research Analyst at Alliance Bernstein. Most recently she served as an Assistant Portfolio Manager at CI Investments. Shawna holds a Honours Bachelor of Science from the University of Toronto, and a M.A and M. Ed. from Columbia University.

U.S. Equity Income Fund

Portfolio Manager	Business Experience During Last 5 Years
Eric Sappenfield, Managing Director, Epoch	Eric Sappenfield joined Epoch in 2006 and is a Managing Director, portfolio manager and senior research analyst. Prior to joining Epoch, Eric was a research analyst at Spear Leeds & Kellogg where he was responsible for credit/risk assessment. Previously, he was a senior analyst at Steinberg Priest & Sloane Capital Management, LLC focusing on high-yield bonds and equities of leveraged companies. Eric’s additional experience includes senior analytical roles at The Carlyle Group, Travelers, and Bankers Trust. Eric holds a BA degree from Stanford University and an MBA from the University of California, Los Angeles.

Portfolio Manager	Business Experience During Last 5 Years
Michael A. Welhoelter, CFA, Managing Director, Epoch	Michael A. Welhoelter joined Epoch in 2005 and is a Managing Director, portfolio manager and head of quantitative research and risk management. Mike is Epoch’s Chief Risk Officer and is also a portfolio manager on all of Epoch’s strategies. He is responsible for integrating risk management into the investment process. Prior to joining Epoch, Mike was a Director and portfolio manager in the Quantitative Strategies Group at Columbia Management Group, Inc. In this role, he managed over $5 billion in mutual funds and separately managed portfolios. Prior to joining Columbia Management Group, he was at Credit Suisse Asset Management Group (“CSAM”), where he was a portfolio manager in the Structured Equity group, overseeing long/short market neutral and large cap core products. Before joining CSAM, he was a portfolio manager and quantitative research analyst at Chancellor/LGT Asset Management. Mike holds a BA degree in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts, the Society of Quantitative Analysts and holds the Chartered Financial Analyst designation.
William W. Priest, CFA, Chief Executive Officer, Co-Chief Investment Officer, Epoch	William W. Priest co-founded Epoch in 2004 where he is Chief Executive Officer and Co-Chief Investment Officer. Bill is a portfolio manager for Epoch’s global equity investment strategies and leads the Investment Policy Group, a forum for analyzing broader secular and cyclical trends that Epoch believes will influence investment opportunities. Prior to co-founding Epoch, Bill was a co-managing partner and portfolio manager at Steinberg Priest & Sloane Capital Management, LLC for three years. Before joining Steinberg Priest, he was a Member of the Global Executive Committee of Credit Suisse Asset Management (“CSAM”), Chairman and Chief Executive Officer of Credit Suisse Asset Management Americas and CEO and portfolio manager of its predecessor firm BEA Associates, which he co-founded in 1972. During his 30 year tenure at BEA and CSAM, he developed the firm into a well-recognized investment manager with over $100 billion under management. Bill is the author of several published articles and papers on investing and finance, including the books, The Financial Reality of Pension Funding Under ERISA and the more recent, Free Cash Flow and Shareholder Yield: New Priorities for the Global Investor which details the underpinnings of our investment approach, published by John Wiley & Sons. He holds the Chartered Financial Analyst designation, is a former CPA and a graduate of Duke University and the University of Pennsylvania Wharton Graduate School of Business. He is a Director of Globe Wireless, InfraRedX and a member of the Council on Foreign Relations.

Portfolio Manager	Business Experience During Last 5 Years
John Tobin, PhD, CFA, Director, Epoch	John Tobin joined Epoch in 2012 and is a Director, co-portfolio manager and senior research analyst. His primary focus is on Epoch’s U.S. and Global Equity Shareholder Yield strategies. Prior to joining Epoch, John taught undergraduate economics as a lecturer at Fordham University. Before that he spent four years at HSBC Global Asset Management as a senior research analyst and almost twenty years at Credit Suisse Asset Management where he was a senior research analyst for the U.S. High Yield Bond team. Previously he worked at Bankers Trust Company where he began his career. John received AB, AM and PhD degrees in Economics from Fordham University and holds the Chartered Financial Analyst designation.
Kera Van Valen, CFA, Director, Epoch	Kera Van Valen joined Epoch in 2005 and is a Director, co-portfolio manager and senior research analyst. Her primary focus is on Epoch’s U.S. and Global Equity Shareholder Yield strategies. Prior to joining the Global Equity team Kera was an analyst within Epoch’s Quantitative Research & Risk Management team. Before joining Epoch, she was a portfolio manager of Structured Equities and Quantitative Research at Columbia Management Group where she was responsible for the day-to-day management of two index funds. She also worked at Credit Suisse Asset Management. Kera received her BA in Mathematics at Colgate University and her MBA at Columbia University, Graduate School of Business. She holds the Chartered Financial Analyst designation.

U.S. Large Cap Core Equity Fund

Portfolio Manager	Business Experience During Last 5 Years
David N. Pearl, Executive Vice-President, Co-Chief Investment Officer, Epoch	David N. Pearl co-founded Epoch in 2004 where he is Executive Vice President and Co-Chief Investment Officer. He is a portfolio manager for Epoch’s U.S. investment strategies. Prior to co-founding Epoch, David was a Managing Director and portfolio manager at Steinberg Priest & Sloane Capital Management, LLC where he was responsible for both institutional and private client assets. Previously, he held senior portfolio management positions at ING, Furman Selz Asset Management and Citibank Global Asset Management where he managed mutual funds and institutional accounts. Prior to Citibank, David was an officer and senior analyst of BEA Associates, predecessor to Credit Suisse Asset Management — Americas. David holds a BS in Mechanical Engineering from the University of Pennsylvania and an MBA from The Stanford University Graduate School of Business.
Michael A. Welhoelter, CFA, Managing Director, Epoch	Michael A. Welhoelter joined Epoch in 2005 and is a Managing Director, portfolio manager and head of quantitative research and risk management. Mike is Epoch’s Chief Risk Officer and is also a portfolio manager on all of Epoch’s strategies. He is responsible for integrating risk management into the investment process. Prior to joining Epoch, Mike was a Director and portfolio manager in the Quantitative Strategies Group at Columbia Management Group, Inc. In this role, he managed over $5 billion in mutual funds and separately managed portfolios. Prior to joining Columbia Management Group, he was at Credit Suisse Asset Management Group (“CSAM”), where he was a portfolio manager in the Structured Equity group, overseeing long/short market neutral and large cap core products. Before joining CSAM, he was a portfolio manager and quantitative research analyst at Chancellor/LGT Asset Management. Mike holds a BA degree in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts, the Society of Quantitative Analysts and holds the Chartered Financial Analyst designation.

Portfolio Manager	Business Experience During Last 5 Years
William W. Priest, CFA, Chief Executive Officer, Co-Chief Investment Officer, Epoch	William W. Priest co-founded Epoch in 2004 where he is Chief Executive Officer and Co-Chief Investment Officer. Bill is a portfolio manager for Epoch’s global equity investment strategies and leads the Investment Policy Group, a forum for analyzing broader secular and cyclical trends that Epoch believes will influence investment opportunities. Prior to co-founding Epoch, Bill was a co-managing partner and portfolio manager at Steinberg Priest & Sloane Capital Management, LLC for three years. Before joining Steinberg Priest, he was a Member of the Global Executive Committee of Credit Suisse Asset Management (“CSAM”), Chairman and Chief Executive Officer of Credit Suisse Asset Management Americas and CEO and portfolio manager of its predecessor firm BEA Associates, which he co-founded in 1972. During his 30 year tenure at BEA and CSAM, he developed the firm into a well-recognized investment manager with over $100 billion under management. Bill is the author of several published articles and papers on investing and finance, including the books, The Financial Reality of Pension Funding Under ERISA and the more recent, Free Cash Flow and Shareholder Yield: New Priorities for the Global Investor which details the underpinnings of our investment approach, published by John Wiley & Sons. He holds the Chartered Financial Analyst designation, is a former CPA and a graduate of Duke University and the University of Pennsylvania Wharton Graduate School of Business. He is a Director of Globe Wireless, InfraRedX and a member of the Council on Foreign Relations.

Global Equity Income Fund

Portfolio Manager	Business Experience During Last 5 Years
Eric Sappenfield, Managing Director, Epoch	Eric Sappenfield joined Epoch in 2006 and is a Managing Director, portfolio manager and senior research analyst. Prior to joining Epoch, Eric was a research analyst at Spear Leeds & Kellogg where he was responsible for credit/risk assessment. Previously, he was a senior analyst at Steinberg Priest & Sloane Capital Management, LLC focusing on high-yield bonds and equities of leveraged companies. Eric’s additional experience includes senior analytical roles at The Carlyle Group, Travelers, and Bankers Trust. Eric holds a BA degree from Stanford University and an MBA from the University of California, Los Angeles.

Portfolio Manager	Business Experience During Last 5 Years
Michael A. Welhoelter, CFA, Managing Director, Epoch	Michael A. Welhoelter joined Epoch in 2005 and is a Managing Director, portfolio manager and head of quantitative research and risk management. Mike is Epoch’s Chief Risk Officer and is also a portfolio manager on all of Epoch’s strategies. He is responsible for integrating risk management into the investment process. Prior to joining Epoch, Mike was a Director and portfolio manager in the Quantitative Strategies Group at Columbia Management Group, Inc. In this role, he managed over $5 billion in mutual funds and separately managed portfolios. Prior to joining Columbia Management Group, he was at Credit Suisse Asset Management Group (“CSAM”), where he was a portfolio manager in the Structured Equity group, overseeing long/short market neutral and large cap core products. Before joining CSAM, he was a portfolio manager and quantitative research analyst at Chancellor/LGT Asset Management. Mike holds a BA degree in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts, the Society of Quantitative Analysts and holds the Chartered Financial Analyst designation.
William W. Priest, CFA, Chief Executive Officer, Co-Chief Investment Officer, Epoch	William W. Priest co-founded Epoch in 2004 where he is Chief Executive Officer and Co-Chief Investment Officer. Bill is a portfolio manager for Epoch’s global equity investment strategies and leads the Investment Policy Group, a forum for analyzing broader secular and cyclical trends that Epoch believes will influence investment opportunities. Prior to co-founding Epoch, Bill was a co-managing partner and portfolio manager at Steinberg Priest & Sloane Capital Management, LLC for three years. Before joining Steinberg Priest, he was a Member of the Global Executive Committee of Credit Suisse Asset Management (“CSAM”), Chairman and Chief Executive Officer of Credit Suisse Asset Management Americas and CEO and portfolio manager of its predecessor firm BEA Associates, which he co-founded in 1972. During his 30 year tenure at BEA and CSAM, he developed the firm into a well-recognized investment manager with over $100 billion under management. Bill is the author of several published articles and papers on investing and finance, including the books, The Financial Reality of Pension Funding Under ERISA and the more recent, Free Cash Flow and Shareholder Yield: New Priorities for the Global Investor which details the underpinnings of our investment approach, published by John Wiley & Sons. He holds the Chartered Financial Analyst designation, is a former CPA and a graduate of Duke University and the University of Pennsylvania Wharton Graduate School of Business. He is a Director of Globe Wireless, InfraRedX and a member of the Council on Foreign Relations.

Global Low Volatility Equity Fund

Portfolio Manager	Business Experience During Last 5 Years
Jean Masson, Ph.D., Portfolio Manager, TDAM	Jean Masson joined TDAM in 1997, after spending 10 years teaching Finance and conducting research at the University of Ottawa and Washington University in St. Louis. His areas of specialization included econometric methods, derivatives, and market microstructure. Jean leads TDAM’s quantitative research and development efforts and manages our team of research professionals. He is involved in the modeling and research of various quantitative strategies including Low Volatility Equities, Enhanced Equities as well as Market Neutral Hedge Funds. Jean holds M.S. and Ph.D. degrees in Finance from the University of Rochester and B.A. and M.A. degrees in Economics from Simon Fraser University.
Wilcox Chan, CFA, Portfolio Manager, TDAM	Wilcox Chan joined TDAM in November 2003. He is currently involved in the management of the quantitative equity portfolios which include low volatility equity, enhanced equity and equity market neutral funds. Previously he was responsible for quantifying the risk associated with TDAM's products and investment processes, with a primary focus on enhanced equity and alternative investment strategies. Wilcox holds a Master of Engineering degree from the University of London, UK and a Masters of Business Administration degree in Finance from York University. Wilcox is a CFA charterholder. He also holds the Chartered Alternative Investment AnalystSM designation.
Yuriy Bodjov, M.Sc., CFA, Portfolio Manager, TDAM	Yuriy Bodjov joined TDAM in January 2008. He works on the research and development of low volatility and absolute return strategies and is also responsible for the design of quantitative risk models. Prior to joining TDAM, Yuriy worked as a director and portfolio manager at a large public pension fund where he managed tactical asset allocation strategies. He had previously worked as a portfolio manager of U.S. and international equities and as a fixed income portfolio manager. Prior to that he was a senior consultant at a financial risk consulting firm. Yuriy is a CFA charterholder and has Master’s degrees in Economics from the Université du Québec à Montréal and the University of National and World Economy, Sofia, Bulgaria.

Global All Cap Fund

Portfolio Manager	Business Experience During Last 5 Years
William W. Priest, CFA, Chief Executive Officer, Co-Chief Investment Officer, Epoch	William W. Priest co-founded Epoch in 2004 where he is Chief Executive Officer and Co-Chief Investment Officer. Bill is a portfolio manager for Epoch’s global equity investment strategies and leads the Investment Policy Group, a forum for analyzing broader secular and cyclical trends that Epoch believes will influence investment opportunities. Prior to co-founding Epoch, Bill was a co-managing partner and portfolio manager at Steinberg Priest & Sloane Capital Management, LLC for three years. Before joining Steinberg Priest, he was a Member of the Global Executive Committee of Credit Suisse Asset Management (“CSAM”), Chairman and Chief Executive Officer of Credit Suisse Asset Management Americas and CEO and portfolio manager of its predecessor firm BEA Associates, which he co-founded in 1972. During his 30 year tenure at BEA and CSAM, he developed the firm into a well-recognized investment manager with over $100 billion under management. Bill is the author of several published articles and papers on investing and finance, including the books, The Financial Reality of Pension Funding Under ERISA and the more recent, Free Cash Flow and Shareholder Yield: New Priorities for the Global Investor which details the underpinnings of our investment approach, published by John Wiley & Sons. He holds the Chartered Financial Analyst designation, is a former CPA and a graduate of Duke University and the University of Pennsylvania Wharton Graduate School of Business. He is a Director of Globe Wireless, InfraRedX and a member of the Council on Foreign Relations. He is a CFA charterholder and a graduate of Duke University and the University of Pennsylvania’s Wharton Graduate School of Business.
David N. Pearl, Executive Vice-President, Co-Chief Investment Officer, Epoch	David N. Pearl co-founded Epoch in 2004 where he is Executive Vice President and Co-Chief Investment Officer. He is a portfolio manager for Epoch’s U.S. investment strategies. Prior to co-founding Epoch, David was a Managing Director and portfolio manager at Steinberg Priest & Sloane Capital Management, LLC where he was responsible for both institutional and private client assets. Previously, he held senior portfolio management positions at ING, Furman Selz Asset Management and Citibank Global Asset Management where he managed mutual funds and institutional accounts. Prior to Citibank, David was an officer and senior analyst of BEA Associates, predecessor to Credit Suisse Asset Management — Americas. David holds a BS in Mechanical Engineering from the University of Pennsylvania and an MBA from The Stanford University Graduate School of Business.

Portfolio Manager	Business Experience During Last 5 Years
Michael A. Welhoelter, CFA, Managing Director, Epoch	Michael A. Welhoelter joined Epoch in 2005 and is a Managing Director, portfolio manager and head of quantitative research and risk management. Mike is Epoch’s Chief Risk Officer and is also a portfolio manager on all of Epoch’s strategies. He is responsible for integrating risk management into the investment process. Prior to joining Epoch, Mike was a Director and portfolio manager in the Quantitative Strategies Group at Columbia Management Group, Inc. In this role, he managed over $5 billion in mutual funds and separately managed portfolios. Prior to joining Columbia Management Group, he was at Credit Suisse Asset Management Group (“CSAM”), where he was a portfolio manager in the Structured Equity group, overseeing long/short market neutral and large cap core products. Before joining CSAM, he was a portfolio manager and quantitative research analyst at Chancellor/LGT Asset Management. Mike holds a BA degree in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts, the Society of Quantitative Analysts and holds the Chartered Financial Analyst designation.
William J. Booth, CFA, Managing Director, Epoch	William J. Booth joined Epoch in 2009 and is a Managing Director, director of non-U.S. research, portfolio manager and senior research analyst. Prior to joining Epoch, Bill was a consumer and retail analyst with PioneerPath Capital, a long/short equity hedge fund. Prior to PioneerPath, he was a senior analyst at Level Global where he focused on the consumer and industrial sectors. He also held an equity research position at Louis Dreyfus Commodities and was a credit analyst with Citigroup. Bill holds a BS in Chemical Engineering from Yale University and an MBA from New York University’s Leonard N. Stern School of Business. He holds the Chartered Financial Analyst designation.

Target Return Fund

Portfolio Manager	Business Experience During Last 5 Years
Anish Chopra, CA, CFA, Portfolio Manager, TDAM	Anish Chopra joined TDAM in 1998. He has lead management responsibilities on the Canadian Value and Target Return strategies for both TD Mutual Funds and TD Waterhouse Private Investment Counsel and is the lead manager for several institutional hedge fund strategies. He is also a member of the TD Wealth Asset Allocation Committee and was the 2010 recipient of the Canadian Institute of Chartered Business Valuators Top Chartered Business Valuator Under 40 Award.
Anish has over 11 years experience managing proprietary funds within TDAM, with knowledge in Canadian, U.S. and global equities as well as numerous absolute return strategies. Anish holds a Masters of Accounting (Gold Medalist) from the University of Waterloo, is a Chartered Accountant as well as a CFA charterholder, holds the Chartered Alternative Investment AnalystSM designation and is a Chartered Business Valuator (Canadian Gold Medalist).

Portfolio Manager	Business Experience During Last 5 Years
Jonathan Shui, CFA, Portfolio Manager, TDAM	Jonathan Shui joined TDAM in June 2003. He has primary analyst responsibilities for the technology and industrials sectors of the Canadian equities market. Since 2003, Jonathan has supported the Canadian Value mandates through fundamental analysis and portfolio management responsibilities. Currently, he supports the Canadian Value, Hedge Fund and Target Return mandates. Jonathan graduated from the University of Waterloo in 2003 with a B.A. Sc. degree in Mechanical Engineering along with a Minor in Economics. He was awarded the CFA designation in 2006 and completed the Columbia Business School Executive Education Program in Value Investing in 2007.

Additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of shares of the Funds is available in the Funds’ SAI.

Administrator

As administrator, TDAM provides certain services to the Funds. For its services as administrator, TDAM is entitled to receive from each Fund an annual fee, payable monthly, of 0.05% of each Fund’s average daily net assets. TDAM has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Funds. TDAM pays Citi’s fees for providing these services.

Distributor

SEI Investments Distribution Co. (“SIDCO”) acts as distributor of the Funds’ shares.

Shareholder Services and Distribution (12b-1) Plan and Other Distribution Arrangements

Each Fund’s Shareholder Services and Distribution Plan under Rule 12b-1 under the Investment Company Act of 1940, as amended (the “12b-1 Plan”) permits the Advisor Class of each Fund to pay from its assets a service and distribution fee at an annual rate not exceeding 0.25% of the average daily net asset value of the Advisor Class (“12b-1 Fees”) to one or more principal underwriters, broker-dealers, other financial intermediaries, financial institutions (which may include banks), and others (collectively, “Servicing Parties”) that enter into distribution, underwriting, sub-distribution, selling or service agreements complying with Rule 12b-1 that have been approved by the Board (“Rule 12b-1 Agreements”). The 12b-1 Fees paid by the Advisor Class of each Fund are computed and accrued daily and are paid by the Advisor Class in amount equal to the amount owing a Servicing Party pursuant to the terms of the Rule 12b-1 Agreements. Because the 12b-1 Fees are paid out of the assets of the Advisor Class of each Fund on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

TDAM, as the investment adviser and administrator to each Fund, or any successor investment adviser or administrator, or an affiliate of the foregoing, may use its management or administration fee revenues, past profits or its resources from any other source, to make payments to a Servicing Party or any other entity with respect to any expenses incurred in connection with the distribution or marketing and sales of a Fund’s shares, and other distribution-related services or shareholder servicing activities. Any payments made by TDAM (or any successor investment adviser or administrator) for such purpose shall not reduce any 12b-1 Fees paid or payable pursuant to the 12b-1 Plan as described above.

FINANCIAL HIGHLIGHTS

Because the Funds had not commenced operations as of the date of this Prospectus, financial highlights are not yet available.

FOR MORE INFORMATION

More information on the Funds is available upon request, including the following:

Shareholder Reports. Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

Statement of Additional Information (SAI). The SAI includes more information about the Funds and their policies. The SAI is on file with the SEC and is incorporated by reference into (is legally considered a part of) this Prospectus.

You may request free copies of these materials, along with other information about the Funds, and make shareholder inquiries by contacting your financial intermediary or the Funds at the address or telephone number below or by visiting the website provided below:

TD Asset Management USA Funds Inc.
P.O. Box 182300
Columbus, Ohio 43218-2300
Phone: 866.416.4031

Internet site: http://www.tdamusa.com

Text-only versions of the Funds’ Prospectus can be viewed online or downloaded from TDAM (http://www.tdamusa.com). The Funds’ Prospectus and other documents pertaining to the Funds also can be viewed online or downloaded from the SEC (http://www.sec.gov).

You can also review and copy information about each Fund, including the SAI, at the SEC’s public reference room in Washington, DC. For a duplicating fee, you may obtain copies of this information by writing to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-551-8090.

The Funds are series of TD Asset Management USA Funds Inc. whose investment company registration number is 811-9086.

TD Asset Management

STATEMENT OF ADDITIONAL INFORMATION
March [  ], 2013

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund Institutional Class (TDBFX) Advisor Class (TDCBX)	TDAM Global Equity Income Fund Institutional Class (TDGEX) Advisor Class (TDGIX)
TDAM High Yield Bond Fund Institutional Class (TDHBX) Advisor Class (TDHYX)	TDAM Global Low Volatility Equity Fund Institutional Class (TDLVX) Advisor Class (TDGVX)
TDAM U.S. Equity Income Fund Institutional Class (TDUIX) Advisor Class (TDUEX)	TDAM Global All Cap Fund Institutional Class (TDGCX) Advisor Class (TDGAX)
TDAM U.S. Large Cap Core Equity Fund Institutional Class (TDCEX) Advisor Class (TDLCX)	TDAM Target Return Fund Institutional Class (TDTFX) Advisor Class (TDTRX)

31 West 52nd Street
New York, New York 10019
(866) 416-4031

This Statement of Additional Information (the “SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated March [  ], 2013 (the “Prospectus”) for the TDAM Core Bond Fund, the TDAM High Yield Bond Fund, the TDAM U.S. Equity Income Fund, the TDAM U.S. Large Cap Core Equity Fund, the TDAM Global Equity Income Fund, the TDAM Global Low Volatility Equity Fund, the TDAM Global All Cap Fund and the TDAM Target Return Fund (each, a “Fund” and collectively, the “Funds”), each a series of TD Asset Management USA Funds Inc. (the “Company”). The Prospectus is incorporated by reference into this SAI.

There are no financial statements for the Funds because as of the date of this SAI the Funds had not commenced operations.

To obtain a free copy of the Prospectus, please write to the Company at P.O. Box 182300, Columbus, Ohio 43218-2300, call (866) 416-4031, or visit the following website: http://www.tdamusa.com.

®/The TD Logo and other trade-marks are the property of The Toronto-Dominion Bank or a wholly owned subsidiary, in Canada and/or other countries.

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TD ASSET MANAGEMENT USA FUNDS INC.

TDAM CORE BOND FUND
TDAM HIGH YIELD BOND FUND
TDAM U.S. EQUITY INCOME FUND
TDAM U.S. LARGE CAP CORE EQUITY FUND
TDAM GLOBAL EQUITY INCOME FUND
TDAM GLOBAL LOW VOLATILITY EQUITY FUND
TDAM GLOBAL ALL CAP FUND
TDAM TARGET RETURN FUND

GENERAL INFORMATION ABOUT THE COMPANY

TD Asset Management USA Funds Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Company was organized as a corporation under Maryland law on August 16, 1995. The Company changed its name from Waterhouse Investors Family of Funds, Inc. to TD Waterhouse Family of Funds, Inc. on September 20, 1999, and from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Company is known as a “series company” because it offers multiple series. Each Fund offers two classes of shares. This SAI pertains to all classes of each of the TDAM Core Bond Fund (the “Core Bond Fund”), the TDAM High Yield Bond Fund (the “High Yield Bond Fund”), the TDAM U.S. Equity Income Fund (the “U.S. Equity Income Fund”), the TDAM U.S. Large Cap Core Equity Fund (the “U.S. Large Cap Core Equity Fund”), the TDAM Global Equity Income Fund (the “Global Equity Income Fund”), the TDAM Global Low Volatility Equity Fund (the “Global Low Volatility Equity Fund”), the TDAM Global All Cap Fund (the “Global All Cap Fund”) and the TDAM Target Return Fund (the “Target Return Fund”).

Each of the Funds is “diversified” as that term is defined in the Investment Company Act.

The investment manager of the Funds is TDAM USA Inc. (“TDAM” or the “Investment Manager”). The investment subadviser of certain of the Funds is Epoch Investment Partners, Inc. (“Epoch” or the “Subadviser”).

INVESTMENT POLICIES AND RESTRICTIONS

Each Fund’s investment policies and restrictions that are designated as fundamental may not be changed without approval by holders of a “majority of the outstanding voting securities” of the Fund. Except as otherwise indicated, however, each Fund’s investment policies and restrictions are not designated as fundamental and may be changed without shareholder approval. As defined in the Investment Company Act, and as used herein, the term “majority of the outstanding voting securities” of the Company, or of a particular Fund or class means, respectively, the vote of the holders of the lesser of (i) 67% of the shares of the Company or such Fund or class present or represented by proxy at a meeting where more than 50% of the outstanding shares of the Company or such Fund or class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Company or such Fund or class.

The Prospectus identifies and summarizes the individual types of securities in which each Fund invests as part of its principal investment strategies and the principal risks associated with such investments. The investments, investment policies and investment restrictions set out below supplement those set forth in the Prospectus. Each Fund’s investments must be consistent with its investment objective and policies. Accordingly, not all of the types of securities discussed below are eligible investments for each of the Funds. The table below identifies the investment policies or types of securities in which each Fund is permitted to engage or invest, including certain types of securities that are described in the Prospectus.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other assets, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and restrictions.

The Investment Manager has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) with respect to each Fund. Accordingly, the Investment Manager is not required to register with the Commodity Futures Trading Commission (“CFTC”) as a CPO or to comply with the CFTC’s disclosure, reporting and recordkeeping requirements generally applicable to registered CPOs. In order to rely on the exclusion, each Fund is limited in its ability

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to engage in commodity interest transactions (which generally include transactions in futures, options on futures and swaps), whether directly or indirectly through investments in other investment vehicles. With respect to transactions in commodity interests entered into by a Fund for other than “bona fide hedging” purposes (as defined in the CFTC rules), either: (1) the aggregate initial margin and premiums required to establish such positions may not exceed 5% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such positions, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to the requirement that each Fund meet one or the other of the foregoing trading limitations at all times, no Fund may market itself as a commodity pool or otherwise as a vehicle for trading in the futures, options or swaps markets.

Descriptions in this SAI of a particular investment practice or technique in which a Fund may engage or a financial instrument which a Fund may purchase are meant to describe the spectrum of investments that the Investment Manager or the Subadviser, as the case may be, in its discretion, might, but is not required to, use in managing the Fund’s portfolio assets. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not, in the judgment of the Investment Manager or Subadviser, as applicable, be available, permissible, economically feasible or effective for their intended purposes in some or all markets, in which case the Fund would not use them. Certain practices, techniques or instruments may not be principal activities of a Fund but, to the extent employed, could from time to time have a material impact on the Fund’s performance.

	Core Bond Fund	High Yield Bond Fund	U.S. Equity Income Fund	U.S. Large Cap Core Equity Fund	Global Equity Income Fund	Global Low Volatility Equity Fund	Global All Cap Fund	Target Return Fund
Asset-Backed Securities	•	•						•
Bank Obligations	•	•	•	•	•	•	•	•
Below Investment Grade Debt Securities		•			•			•
Borrowing	•	•	•	•	•	•	•	•
Brady Bonds		•			•			•
Cash Management	•	•	•	•	•	•	•	•
Certificates of Participation	•	•	•	•	•	•	•	•
Collateralized Debt Obligations	•	•						•
Commercial Paper and Similar Securities	•	•	•	•	•	•	•	•
Common Stock		•	•	•	•	•	•	•
Convertible Securities	•	•	•	•	•		•	•
Depositary Receipts			•	•	•	•	•	•
Derivatives	•	•	•	•	•	•	•	•
Options			•	•	•	•	•	•
Futures Contracts and Options on Futures Contracts	•					•		•
Interest Rate Futures Contracts and Options on Interest Rate Futures Contracts	•							•
Risks Associated with Futures Contracts and Related Options	•					•		•
Swaps	•	•						•
Credit Default Swap Agreements	•	•						•
Dollar Roll Transactions	•	•	•		•	•		•
Foreign Investments	•	•	•	•	•	•	•	•
Forward Foreign Currency Exchange Transactions		•	•	•	•	•	•	•
Illiquid Securities	•	•	•	•	•		•	•
Inflation-Indexed Bonds	•							•
Investment Company Securities	•	•	•	•	•	•	•	•
Exchange-Traded Funds	•	•	•	•	•	•	•	•
Investment-Grade Debt Securities	•	•	•	•	•			•
Master Limited Partnerships			•	•	•	•	•	•
Mortgage-Backed Securities	•	•						•
Collateralized Mortgage Obligations	•							•

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	Core Bond Fund	High Yield Bond Fund	U.S. Equity Income Fund	U.S. Large Cap Core Equity Fund	Global Equity Income Fund	Global Low Volatility Equity Fund	Global All Cap Fund	Target Return Fund
Municipal Securities	•	•						•
Preferred Stock		•	•	•	•	•	•	•
Put Features	•	•	•	•	•	•		•
Real Estate Investment Trusts			•	•	•	•	•	•
Repurchase Agreements	•	•	•	•	•	•		•
Reverse Repurchase Agreements	•	•	•	•	•	•		•
Rule 144A Securities	•	•	•	•	•	•	•	•
Section 4(2) Paper	•	•	•	•	•	•	•	•
Securities Lending	•	•	•	•	•	•	•	•
Senior Loans		•						•
Stripped Securities	•	•	•	•	•	•	•	•
Short-Term Instruments and Temporary Investments	•	•	•	•	•	•	•	•
Tender Option Bonds	•							•
U.S. Government Securities	•	•	•	•	•	•	•	•
Variable or Floating Rate Obligations	•	•	•	•	•	•	•	•
Warrants and Rights		•	•	•	•	•	•	•
When-Issued and Delayed Delivery Basis Securities	•	•	•	•	•	•	•	•
Zero-Coupon Bonds	•	•	•		•			•

Asset-Backed Securities

Asset-backed securities are securities backed by pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.

Bank Obligations

Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers’ acceptances of U.S. banks and their branches located outside of the United States, U.S. savings and loan institutions, U.S. branches of foreign banks, and foreign branches of foreign banks.

Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by a Fund but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation and could reduce the Fund’s yield. Although fixed-time deposits do not in all cases have a secondary market, there are no contractual restrictions on a Fund’s right to transfer a beneficial interest in the deposits to third parties. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities. A Fund’s investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office. Investments in foreign bank obligations are limited to banks and branches located in countries that the Investment Manager or Subadviser, as applicable, believes do not present undue risk.

Investments in foreign bank obligations are subject to the additional risks associated with foreign securities.

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Below Investment Grade Debt Securities

Investment in fixed income securities rated below investment grade (lower than BBB- by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”) or lower than Baa3 by Moody’s Investors Services, Inc. (“Moody’s”)) and comparable unrated securities involves substantial risk. Below investment grade and comparable unrated securities (commonly referred to as “junk bonds”) (i) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. Issuers of such securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Investors should be aware that ratings are relative and subjective and are not absolute standards of quality.

To the extent a secondary trading market for below investment grade securities does exist, it generally is not as liquid as the secondary market for investment grade securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and a Fund’s ability to dispose of particular issues when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund and calculating its net asset value.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of such securities by the Fund, although the Investment Manager or Subadviser, as applicable, will consider such event in its determination of whether the Fund should continue to hold the securities.

The market value of securities rated below investment grade is more volatile than that of investment grade securities. Factors adversely impacting the market value of these securities will adversely impact a Fund’s net asset value. Each Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities.

For a description of ratings issued by Moody’s and S&P, see “Annex A — Ratings of Investments.”

Borrowing

Borrowing may exaggerate the effect on a Fund’s net asset value of any increase or decrease in the value of the Fund’s portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of a Fund’s borrowings will be fixed, the Fund’s assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk. As a matter of fundamental policy, each Fund will not borrow money except as permitted by (i) the Investment Company Act or interpretations or modifications by the Securities and Exchange Commission (“SEC”), SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority. The Investment Company Act generally permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. Certain trading practices and investments, such as reverse repurchase agreements, dollar rolls and certain derivatives, may be considered to be borrowing and thus subject to the Investment Company Act restrictions. On the other hand, certain practices and investments may involve leverage but are not considered to be borrowing.

Brady Bonds

A Fund’s emerging market debt securities may include emerging market governmental debt obligations commonly referred to as Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings

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have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults, investments in Brady Bonds are considered speculative. There can be no assurance that Brady Bonds in which a Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Cash Management

A Fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Certificates of Participation

Certificates of participation may be variable rate or fixed rate with remaining maturities of one year or less. A certificate of participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the municipal security supporting the payment of principal and interest on the certificate of participation. Payments of principal and interest would be dependent upon the underlying municipal security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issuer of certificates of participation is based primarily upon the rating of the municipal security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Investment Manager or Subadviser, as applicable, considers these factors as well as others, such as any quality ratings issued by rating services, in reviewing the credit risk presented by a certificate of participation and in determining whether the certificate of participation is appropriate for investment by a Fund. It is anticipated by the Investment Manager and the Subadviser that for most publicly offered certificates of participation, there will be a liquid secondary market or there may be demand features enabling a Fund to readily sell its certificates of participation prior to maturity to the issuer or third party. As to those instruments with demand features, a Fund would exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the municipal security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

Collateralized Debt Obligations

Collateralized debt obligations (“CDOs”) include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create “synthetic” exposure to assets rather than holding

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such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.

For both CBOs and CLOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Commercial Paper and Similar Securities

Corporate debt securities include corporate bonds and notes and short-term investments, such as commercial paper. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliates’ current obligations and is frequently unsecured. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

A Fund will invest only in commercial paper rated in one of the two highest rating categories by a NRSRO, commercial paper or notes of issuers with a debt issue (which is comparable in priority and security with the commercial paper or notes) rated in one of the two highest rating categories for short-term debt obligations by an NRSRO, unrated commercial paper or notes of comparable quality as determined by the Investment Manager or Subadviser, as applicable, or commercial paper secured by a letter of credit issued by a domestic or foreign bank rated in the highest rating category by an NRSRO.

Common Stock

Shares of common stock represent a proportionate ownership interest in a company. As a result, the value of common stock typically rises and falls with a company’s success or failure. The market value of common stock can fluctuate significantly. Shares of common stock usually carry voting rights and earn dividends. Unlike preferred stock, which is described below, dividends on common stock are not fixed but are declared at the discretion of a company’s board.

Convertible Securities

Convertible securities include debt securities (such as corporate bonds, notes and debentures) and other securities (preferred stock) that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity security,

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however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As fixed income securities, convertible securities may provide a stream of current income. Like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities.

Depositary Receipts

The securities of foreign issuers in which a Fund may invest include sponsored and unsponsored American Depositary Receipts and American Depositary Shares (“ADRs”), Global Depositary Receipts and Global Depositary Shares (“GDRs”) and related depositary instruments. ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a U.S. or foreign corporation. GDRs are receipts typically issued by a non-U.S. bank or trust company evidencing a similar arrangement. ADRs are publicly traded on exchanges or over-the-counter (“OTC”) in the United States. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depositary instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

Derivatives

Derivatives are financial instruments that derive their value, at least in part, from the price of another security or asset, or the level of an index, or a rate. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Options and futures contracts are also considered types of derivative securities, and are described more fully below under the headings “Options” and “Futures Contracts and Options on Futures Contracts,” respectively. Other common types of derivatives include forward foreign currency exchange contracts (which are described more fully below under the heading “Foreign Investments — Foreign Currency Exchange Transactions”), forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements, and swaptions.

A Fund may use derivatives, (i) to gain exposure to securities without actually investing in them directly (including when owning the derivative investment is more efficient or less costly than owning the security itself); (ii) to reduce risk, including the risk associated with currency fluctuations as described below; (iii) to enhance income; or (iv) to provide downside risk protection for one or more securities.

While derivative instruments are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative and the other investments in a Fund’s portfolio does not follow the Investment Manager’s or Subadviser’s expectations. If the Investment Manager’s or Subadviser’s expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of a Fund’s investments, but the Fund may also lose money on the derivative itself. Derivatives and their underlying instruments may experience

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periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or the Fund could be forced to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer’s credit provider may be greater for structured and derivative instruments than for other types of instruments. As new types of derivatives are developed and offered to investors, the Investment Manager or Subadviser will, consistent with a Fund’s investment objective, policies and restrictions, consider making investments in such new types of derivatives.

Additional risks of derivatives include, but are not limited to, the risk of disruption of a Fund’s ability to trade in derivatives because of regulatory compliance problems or regulatory changes, credit risk of counterparties to derivative contracts, and market risk (i.e., exposure to adverse price changes).

The Investment Manager and the Subadviser each uses a variety of internal risk management procedures to ensure that derivatives are closely monitored and that their use is consistent with each Fund’s investment objective, policies and restrictions, and does not expose the Fund to undue risk.

The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of the Investment Manager’s and Subadviser’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when the Fund may wish to terminate or sell them. OTC instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies, there is the risk that a Fund may not be able to find a suitable counterparty for the derivative transaction, and therefore may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Options. A Fund may purchase or write certain types of options. A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

If the writer of a U.S. exchange-traded option wishes to terminate the obligation, the writer may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer’s position will be canceled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a “closing sale transaction.” This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date. Closing purchase transactions are not available for OTC transactions. In order to terminate an obligation in an OTC transaction, a Fund would need to negotiate directly with the counterparty.

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A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by that Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that a Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for federal income tax purposes. Net short-term capital gains, when distributed by each Fund, are taxable as ordinary income.

A Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by that Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund’s holding period for the option.

Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by each Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee. When a Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the “counterparty”) to make delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction. Accordingly, the Investment Manager or the Subadviser will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of a U.S. option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. Transfer of an OTC option is usually prohibited absent the consent of the original counterparty. There is no assurance that a Fund will be able to close out an OTC option position at a favorable price prior to its expiration. An OTC counterparty may fail to deliver or to pay, as the case may be. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, a Fund may experience losses in some cases as a result of such inability.

When conducted outside the United States, options transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in each Fund’s ability to act

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upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lower trading volume and liquidity.

Each Fund’s options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions.

Each Fund’s success in using options techniques depends, among other things, on the Investment Manager’s or Subadviser’s ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, timing of use and duration of options.

Futures Contracts and Options on Futures Contracts. A Fund may enter into futures contracts and options on futures contracts for any number of reasons as indicated in the Prospectus, including as a means of enhancing returns or to hedge against fluctuating interest rates or other risks associated with its investments in fixed income securities. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by a Fund, that Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or liquid securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures position.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

When purchasing a futures contract, a Fund will segregate (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited as margin, are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund, or, if lower, may cover the difference with cash or short-term securities.

When selling a futures contract, a Fund will segregate (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

When selling a call option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying

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the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or covering the difference if the price is higher.

When selling a put option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or, if lower, the Fund may hold securities to cover the difference.

Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts. A Fund may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. A Fund may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or on the degree of correlation between price movements in the options on interest rate futures or price movements in a Fund’s securities which are the subject of the transactions.

Risks Associated with Futures Contracts and Related Options. There can be no guarantee that there will be a correlation between price movements in the futures contract or option and in the securities to which these instruments relate, which may result in a strategy employing these instruments not achieving its objective. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedging strategy may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. A Fund’s success in using futures and options for hedging depends, among other things, on the Investment Manager’s or Subadviser’s ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of the hedging instrument. The skills necessary for successful use of hedging instruments are different from those used in the selection of individual stocks.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, a Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

Swaps. A Fund may enter into interest-rate swaps, index swaps and total return swaps in pursuit of its investment objective. Interest-rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. Total return swaps involve the exchange of obligations to pay an amount equal to the total return on securities, indices or other referenced assets. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Fund receiving or

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paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap on a net basis, it will segregate cash or other liquid securities at least equal to the net amount (i.e., the excess of the Fund’s obligations over its entitlements with respect to each swap) accrued on a daily basis. The Fund will segregate cash or other liquid securities with respect to its total obligations under any swaps that are not entered into on a net basis. If there is a default by the other party to a swap transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the Fund may not receive the net amount of payments that the Fund contractually is entitled to receive.

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements either as a buyer or a seller. A Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. A Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

The “buyer” in a credit default swap is obligated to pay the “seller” an upfront payment or a periodic stream of payments over the term of the agreement, provided that no credit event on an underlying reference obligation has occurred. If a credit event occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. As a result of counterparty risk, certain credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly.

If a Fund is a buyer and no credit event occurs, the cost to the Fund is the premium paid with respect to the agreement. If a credit event occurs, however, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. On the other hand, the value of any deliverable obligations paid by the Fund to the seller, coupled with the up front or periodic payments previously received by the seller, may be less than the full notional value the seller pays to the Fund, resulting in a loss of value to the Fund.

If a Fund is a seller and no credit event occurs, the Fund would generally receive an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years. If a credit event occurs, however, generally the Fund would have to pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. When a Fund acts as a seller of a credit default swap agreement it is exposed to speculative exposure risk since, if a credit event occurs, the Fund may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations of the reference entity. As a result, the Fund bears the entire risk of loss due to a decline in value of a referenced security on a credit default swap it has sold if there is a credit event with respect to the security. The Fund bears the same risk as a buyer of fixed income securities directly. A Fund will sell a credit derivative only with respect to securities in which it would be authorized to invest.

Certain credit default swap agreements may not have liquidity beyond the counterparty to the agreement and may be considered illiquid. Other credit default swap agreements, however, may be considered liquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. A Fund will enter into swap agreements as a buyer only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. As the seller of a credit default swap, a Fund would be subject to investment exposure on the notional amount of the swap. Accordingly, the Fund will segregate liquid investments in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis.

When a Fund buys or sells a credit derivative, the underlying issuer(s) or obligor(s) as well as the counterparty to the transaction will be treated as an issuer for purposes of complying with the Fund’s issuer diversification and industry

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concentration policies, absent regulatory guidance to the contrary. A Fund may, but is not required to, use credit swaps or any other credit derivative. There is no assurance that credit derivatives will be available at any time or, if used, that the derivatives will be used successfully.

Regulatory Risk. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements (such as the currency and interest rate transactions, credit default swaps and options described herein), may limit or prevent a Fund from using such instruments as part of its investment strategy, which could negatively impact a Fund. For example, some legislative and regulatory proposals, such as those in the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010), would, following the compliance dates, impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity. Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose capital, margin, business conduct, reporting and disclosure requirements on dealers, recordkeeping on counterparties such as the Fund, and require banks to move some derivatives trading units to a non-guaranteed (but capitalized) affiliate separate from the deposit-taking bank or divest them altogether. While some provisions of the Dodd-Frank Act have either already been adopted through rulemaking or must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon a Fund, it is possible that, when compliance with these rules is required, they could potentially limit or completely restrict the ability of the Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

Asset Coverage Requirements for Certain Derivative Transactions. Each Fund will comply with guidelines established by the SEC with respect to coverage of various derivative transactions. These guidelines may, in certain instances, require segregation by the Fund of cash or liquid securities with its custodian or a designated subcustodian to the extent the Fund’s obligations with respect to these strategies are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them.

For example, a call option written by a Fund on securities may require the Fund to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by a Fund on an index may require the Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund may require the Fund to segregate assets (as described above) equal to the exercise price. The Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. If a Fund holds a futures or forward contract, the Fund could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. A Fund may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

Dollar Roll Transactions

Dollar roll transactions are transactions wherein a Fund sells fixed-income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund’s use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to

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enforce the Fund’s obligation to repurchase the securities. A Fund will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

Foreign Investments

Typically, foreign securities are considered to be equity or debt securities issued by entities organized, domiciled, or with a principal executive office outside the United States, such as foreign corporations and governments. The securities of foreign issuers in which the Funds may invest include non-U.S. and U.S. dollar-denominated securities issued, assumed or guaranteed by foreign corporations or other business organizations, foreign governments or political subdivisions or instrumentalities thereof, and U.S. dollar-denominated bank obligations of the foreign branches of U.S. banks and their non-U.S. branches (Eurodollar obligations), U.S. branches of foreign banks (Yankee dollar obligations) and foreign branches of foreign banks.

Securities issued by certain companies organized outside the United States may not be deemed to be foreign securities if the company’s principal operations are conducted from the United States or when the company’s equity securities trade principally on a U.S. stock exchange. Foreign securities may trade in U.S. or foreign securities markets. The Fund may make foreign investments either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities. (See “Depositary Receipts.”) Direct investments in foreign securities may be made either on foreign securities exchanges or in the OTC markets.

To the extent that such investments are consistent with its investment objective, a Fund may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

Foreign security investment involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money. These risks are heightened for investments in developing countries. In particular, a Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount a Fund can earn on its investments.

The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain of those economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions, such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer a Fund’s assets or income back into the United States or otherwise adversely affect a Fund’s operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Other countries may not have laws to protect investors the way that the United States’ securities laws do. For example, some foreign countries may have no laws or rules against insider trading (this is when a person buys or sells a company’s securities based on “inside,” non-public information about that company). Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign

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issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a Fund’s trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the Fund.

The Funds generally hold the foreign securities and cash in which they invest outside the United States in foreign banks and securities depositories. Certain of such foreign banks and securities depositories may be recently organized or new to the foreign custody business and/or may have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it can be expected that it will be more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense to invest in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than investment companies invested only in the United States.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and foreign countries, including emerging market countries, may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Foreign bond markets have different clearance and settlement procedures, and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. It may be more difficult for a Fund’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investment in foreign securities usually will involve currencies of foreign countries. Moreover, a Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although a Fund’s custodian values the Fund’s assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

Because certain Funds normally will be invested in both U.S. and foreign securities markets, changes in those Funds’ share prices may have low correlations with movements in U.S. markets. A Fund’s share price will reflect the movements of the different stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of a Fund’s investment performance. U.S. and foreign securities markets do not always move in step

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with each other, and the total returns from different markets may vary significantly. Foreign currencies in which a Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

Forward Foreign Currency Exchange Transactions. A Fund may, but is not obligated to, enter into foreign currency futures contracts and foreign currency forward contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. Futures contracts are discussed above under the heading “Derivatives — Futures Contracts and Options on Futures Contracts.” A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize currency risk — the risk of loss due to a decline in the value of the hedged currencies — at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

While a Fund may enter into futures contracts and forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and futures contracts or forward contracts entered into by that Fund. An imperfect correlation of this type may prevent a particular hedging strategy from achieving its objective or expose the Fund to the risk of currency exchange loss.

A Fund may purchase currency futures and forwards and combine such purchases with sufficient cash or short-term securities to create unleveraged substitutes for investments in foreign markets when deemed advantageous. A Fund may also combine the foregoing with bond futures or interest rate futures contracts to create the economic equivalent of an unhedged foreign bond position.

A Fund also may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which the Fund expects to have portfolio exposure.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transactions costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Illiquid Securities

A Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often “restricted securities” or “not readily marketable” (i.e., they cannot be sold to the public without registration under the Securities Act of 1933, as amended (the “Securities Act”), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale). This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Fund. It is each Fund’s policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund’s net assets. If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity, which may include disposing of illiquid assets. If a Fund decides to sell illiquid securities, such

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sale might be at a disadvantageous time or at a disadvantageous price. The Company’s Board of Directors (the “Board”) has approved guidelines for use in determining whether a security is illiquid.

Generally speaking, restricted securities may be sold: (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund’s decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. A Fund may be deemed to be an “underwriter” for purposes of the Securities Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Investment Manager or Subadviser will monitor such restricted securities. Among the factors the Investment Manager and Subadviser may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the unregistered nature of the security; (2) the frequency of trades and quotations for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) the willingness of dealers to undertake to make a market in the security; (5) the trading and markets for the security; and (6) the nature of the security and the nature of trading in the marketplace, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The Investment Manager or Subadviser monitors the liquidity of the securities in each Fund’s portfolio and reports periodically on such decisions to the Board.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities the principal value of which is periodically adjusted according to the rate of inflation. Inflation-indexed bonds are issued by governments, their agencies or instrumentalities and corporations. Two structures are common: The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon. The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore, the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the risk of changes in their yields. In certain jurisdictions outside the United States, the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements in the Consumer Price Index.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Investment Company Securities

A Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund’s investment objectives and policies and are permissible under the Investment Company Act. Under the Investment Company Act, a Fund’s investment in investment companies is limited to, subject to certain exceptions: (i)

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3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund’s total assets with respect to any one investment company; and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate.

In addition, a Fund will limit its investments in other investment companies in accordance with the diversification and quality requirements of such Fund. To the extent allowed by law or regulation, a Fund may invest its assets in securities of investment companies that are money market funds, including those advised by the Investment Manager (“Affiliated Money Market Funds”), in excess of the limits discussed above. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

The Investment Manager will voluntarily waive advisory fees payable by the Fund in an amount equal to 100% of the advisory fee the Investment Manager receives from an Affiliated Money Market Fund as a result of the Fund’s investment in the Affiliated Money Market Fund.

Exchange-Traded Funds. Other investment companies may include exchange-traded funds (“ETFs”), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, the Fund’s investments in certain ETFs may exceed certain of the limits described above.

Investment-Grade Debt Securities

Bonds rated Aaa by Moody’s and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a higher susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered by Moody’s to be “medium grade” obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics).

Master Limited Partnerships

Master limited partnerships (“MLPs”) are publicly-traded limited partnerships that are operated under the supervision of one or more managing general partners. The ownership interests or “units” of an MLP are listed and publicly traded on U.S. securities exchanges or in the over-the-counter market. The risks of investing in a MLP are generally those inherent in investing in a partnership. For example, unit holders of MLPs may have limited control and limited voting rights on matters affecting the partnership and are not involved in the day-to-day management of the partnership. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP. In addition, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer corporate protections afforded investors in a MLP than investors in a corporation. Holders of units issued by an MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of MLP unit holders to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the MLP’s partnership agreement would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state.

Due to their federal income tax treatment as partnerships, MLPs generally do not pay income taxes at the partnership level, but holders of units issued by MLPs are generally subject to tax on their shares of the MLPs’ income and gains. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a

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corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and any such distributions to a Fund would generally be taxed as dividend income, which would materially reduce the Fund’s cash flow from such MLP unit investment. Thus, if any of the MLPs owned by a Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of an investment in the Fund and lower income.

To qualify as an MLP for U.S. federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources, such as income and gain from certain mineral or natural resources activities and from the transportation or storage of certain fuels. In order to so qualify, most MLPs operate in the energy, natural resources, or real estate sectors. To a lesser extent, MLPs operate in a variety of businesses including coal, timber, other minerals, real estate, and some miscellaneous businesses. MLPs often own several properties or businesses (or directly own interests) that are related one or more industries (e.g., real estate development or oil and gas), but they also may finance other projects (e.g., motion pictures, or research and development).

A Fund’s investments in MLPs will focus on MLPs operating in the energy sector and energy-related industries (“Energy MLPs”). The performance of a Fund’s investments in Energy MLPs will largely depend on the overall condition of the energy sector. Energy MLPs are susceptible to economic, political and regulatory risks or other occurrences affecting the energy sector, and may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. Stock prices of Energy MLPs are also affected by supply and demand both for their specific product or service and for energy products in general. For example, MLPs operating in the natural gas industry are subject to fluctuations in the supply and demand and uneven pricing of natural gas.

Mortgage-Backed Securities

Mortgage-backed securities may be classified as private, governmental or government related, depending on the issuer or guarantor. Private mortgage-backed securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage-backed securities are backed by the full faith and credit of the United States. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the principal U.S. guarantor of such securities, is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, which guarantee is not backed by the full faith and credit of the U.S. Government. The Federal Home Loan Mortgage Corporation (“FHLMC”) is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and ultimate, but generally not timely, collection of principal by FHLMC. The obligations of the FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government.

It is anticipated that private and governmental entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may make investments in those new types of securities.

The average maturity of pass-through pools of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from two to ten years for pools of fixed rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

Because prepayments of principal generally occur when interest rates are declining, it is likely that a Fund will have to reinvest the proceeds of prepayments at lower interest rates than those at which the assets were previously invested. If

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this occurs, the Fund’s yield will correspondingly decline. Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that a Fund purchases mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

Collateralized Mortgage Obligations. Collateralized Mortgage Obligations (“CMOs”) are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and principal are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or Fannie Mae, and their income streams. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (“REMIC”). All future references to CMOs also include REMICs.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

Municipal Securities

Municipal securities include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds or other private activity bonds that are backed only by the assets and revenues of the non-governmental user (such as manufacturing enterprises, hospitals, colleges or other entities).

Municipal securities include municipal bonds, notes and leases. Municipal securities may be zero-coupon securities. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal security markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities historically have not been subject to registration with the SEC, although there have been proposals that would require registration in the future.

The Investment Manager or Subadviser, as applicable, relies on the opinion of the issuer’s counsel, which is rendered at the time the security is issued, to determine whether the security is appropriate, with respect to its tax status, to be purchased by a Fund.

Preferred Stock

Preferred stock is subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred stock may be subject to more fluctuations in market value, due to changes in market participants’ perceptions of the issuer’s ability to continue to pay dividends, than debt of the same issuer.

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Put Features

Put features entitle the holder to sell a security (including a repurchase agreement) back to the issuer or a third party at any time or at specific intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from domestic or foreign banks. The Investment Manager or Subadviser may rely on its evaluation of a bank’s credit in determining whether to purchase a security supported by a letter of credit. In evaluating a foreign bank’s credit, the Investment Manager or Subadviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect the bank’s ability to honor its credit commitment. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investor’s capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, failing to maintain their exemptions from registration under the Investment Company Act, failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws and other factors beyond the control of the issuers of the REITs. In addition, distributions received by a Fund from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher rate of dividends (on a pre-tax basis) than operating companies, to the extent application of the Fund’s investment strategy results in the Fund investing in REIT shares, the percentage of the Fund’s dividend income received from REIT shares will likely exceed the percentage of the Fund’s portfolio which is comprised of REIT shares. Generally, dividends received by a Fund from REIT shares and distributed to the Fund’s shareholders will not constitute “qualified dividend income” eligible for the reduced tax rate applicable to qualified dividend income; therefore, that portion of the dividend income attributable to REIT shares held by the Fund that shareholders of the Fund receive will be treated as ordinary income and taxed at a higher rate than dividends eligible for the reduced tax rate applicable to qualified dividend income.

REITs are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.

Repurchase Agreements

A Fund may enter into repurchase agreements, which are instruments under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase that security from the Fund at a mutually agreed upon time and price (which resale price is higher than the purchase price). Repurchase agreements are, in effect, loans collateralized by the underlying securities. Maturity of the securities subject to repurchase may exceed one year. It is each Fund’s current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the Investment Manager or Subadviser, as applicable; however, it does not presently appear possible to eliminate all risks from these transactions. In the event of a bankruptcy or other default of a seller of

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a repurchase agreement, a Fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

Reverse Repurchase Agreements

Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed-upon price on an agreed-upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

While a reverse repurchase agreement is outstanding, a Fund will segregate appropriate liquid assets to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Investment Manager or Subadviser, as applicable.

Rule 144A Securities

Rule 144A securities are securities that are not registered under the Securities Act but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. Any such security will not be considered illiquid so long as it is determined by the Board or the Investment Manager or the Subadviser, acting under guidelines approved and monitored by the Board that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Section 4(2) Paper

Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as a Fund, who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like a Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. The Investment Manager and the Subadviser each consider legally restricted, but readily saleable Section 4(2) paper to be liquid. However, pursuant to procedures adopted by the Board, if an investment in Section 4(2) paper is not determined by the Investment Manager or Subadviser, as applicable, to be liquid, that investment will be included within the 15% limitation on illiquid securities. The Investment Manager or Subadviser will monitor the liquidity of a Fund’s investments in Section 4(2) paper on a continuous basis.

Securities Lending

A Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of the Fund’s total assets and loans of portfolio securities must be fully collateralized based on values that are marked-to-market daily. A Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. In determining whether to lend a security to a particular broker, dealer or financial institution, the size, creditworthiness and reputation of the broker, dealer or financial institution, as well as any other relevant factors will be considered. The principal risk of portfolio securities lending is potential default or insolvency of the borrower. In either of these cases, the Fund could lose all or part of the value of the loaned securities if the value of the collateral falls (including the value of investments made with cash collateral) and is not sufficient to cover the buy-back of loaned securities and the Fund could also experience delays in recovering securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

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Any securities that a Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.

Senior Loans

Senior secured floating rate loans (“senior loans”) are loans made to corporations and other non-governmental entities and issuers. Senior loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. The proceeds of senior loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior loans typically have rates of interest that are determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread. Base lending rates in common usage today are primarily the London Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major U.S. banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

The risks associated with senior loans of below investment grade quality are similar to the risks of bonds rated below investment grade, although senior loans are typically senior and secured in contrast to bonds rated below investment grade, which are generally subordinated and unsecured. Senior loans’ higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest payments are adjusted for changes in short-term interest rates, investments in senior loans generally have less interest rate risk than below-investment-grade rated bonds. A Fund’s investments in senior loans are expected to typically be below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund’s net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a debt obligation may lose significant value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Like other debt instruments, senior loans are subject to the risk of non-payment of scheduled interest or principal. Such nonpayment would result in a reduction of income to a Fund, a reduction in the value of the investment and a potential decrease in the net asset value per share of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. Senior loans are also subject to heightened prepayment risk, as they usually have mandatory and optional prepayment provisions. In the event of bankruptcy of a borrower, a Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan. The collateral securing a senior loan may lose all or substantially all of its value in the event of bankruptcy of a borrower. In the event of default, a Fund may have difficulty collecting on any collateral. Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of senior loans including, in certain circumstances, invalidating such senior loans or causing interest previously paid to be refunded to the borrower. Due to the above factors, a collateralized senior loan may not be fully collateralized and may decline significantly in value. If interest were required to be refunded, it could negatively affect a Fund’s performance.

A Fund may purchase and retain in its portfolio senior loans where the borrowers have experienced, or may be perceived to be likely to experience, credit problems, including default, involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. At times, in connection with the restructuring of a senior loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Fund may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a senior loan.

Senior loans may not be rated by a NRSRO, may not be registered with the SEC or any state securities commission, and may not be listed on any national securities exchange. The amount of public information available with respect to senior loans may be less extensive than available for registered or exchange-listed securities. In evaluating the creditworthiness of borrowers, the Investment Manager and the Subadviser will consider, and may rely in part, on analyses performed by others.

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Borrowers may have outstanding debt obligations that are rated below investment grade by a NRSRO. In the event senior loans are not rated, they are likely to be the equivalent of below investment grade quality. A Fund will rely on the judgment, analysis and experience of the Investment Manager or Subadviser in evaluating the creditworthiness of a borrower.

No active trading market may exist for some senior loans and some senior loans may be subject to restrictions on resale. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a decline in a Fund’s net asset value. During periods of limited demand and liquidity for senior loans, a Fund’s net asset value may be adversely affected.

Although changes in prevailing interest rates can be expected to cause some fluctuations in the value of senior loans (due to the fact that floating rates on senior loans only reset periodically), the value of senior loans tends to be substantially less sensitive to changes in market interest rates than fixed-rate instruments. Nevertheless, a sudden and significant increase in market interest rates may cause a decline in the value of these investments and an associated decline in a Fund’s net asset value.

Other factors (including, but not limited to, rating downgrades, credit deterioration, a large downward movement in stock prices, a disparity in supply and demand of certain investments or market conditions that reduce liquidity) can reduce the value of senior loans and other debt obligations, impairing a Fund’s net asset value.

A Fund may purchase senior loans by assignment from a participant in the original syndicate of lenders or from subsequent assignees of such interests, or can buy a participation in a loan. A Fund may also purchase participations in the original syndicate making senior loans. Loan participations typically represent indirect participations in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. A Fund will acquire participations only if the lender interpositioned between the Fund and the borrower is determined by the Investment Manager or Subadviser to be creditworthy. In circumstances where a Fund is a participant in a loan, it does not have any direct claim on the loan or any rights of set-off against the borrower and may not benefit directly from any collateral supporting the loan. In these situations, the Fund is subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices and cause a Fund’s net asset value per share to fall. The frequency and magnitude of such changes cannot be predicted.

Loans and other debt instruments are also subject to the risk of price declines due to increases in prevailing interest rates, although floating-rate debt instruments are less exposed to this risk than fixed-rate debt instruments. Interest rate changes may also increase prepayments of debt obligations and require a Fund to invest assets at lower yields. No active trading market may exist for certain loans, which may impair the ability of a Fund to realize full value in the event of the need to liquidate such assets.

Stripped Securities

Stripped securities are the separate income or principal components of a fixed income security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Short-Term Instruments and Temporary Investments

When market or business conditions warrant, each Fund may assume a temporary defensive position and invest without limit in investment-grade money market or short-term debt instruments. The Fund may also invest in certain money market instruments on an ongoing basis to provide liquidity or for temporary purposes in light of shareholder purchase or redemption activity. The instruments in which the Fund may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and

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that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation (the “FDIC”); (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P, or, if unrated, of comparable quality as determined by the Investment Manager or Subadviser ; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least “A” by Moody’s or S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of the Investment Manager or Subadviser are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. The Fund also may invest in money market mutual funds that invest in the above-described instruments. To the extent a Fund assumes a temporary defensive position, it may not be pursuing its investment objective.

Tender Option Bonds

Tender option bonds are created by coupling an intermediate- or long-term, fixed-rate, tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Subject to applicable regulatory requirements, a Fund may buy tender option bonds if the agreement gives the Fund the right to tender the bond to its sponsor no less frequently than once every 397 days. In selecting tender option bonds for a Fund, the Investment Manager or Subadviser will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on an interest payment.

U.S. Government Securities

U.S. government securities includes obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities, and repurchase agreements with respect to such obligations. Direct obligations are issued by the U.S. Treasury and include bills, certificates of indebtedness, notes and bonds. Obligations of U.S. government agencies and instrumentalities (“Agencies”) are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of Agencies are not debts of the U.S. Treasury, in some cases, payment of interest and principal on such obligations is guaranteed by the U.S. government, including, but not limited to, obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, GNMA, the General Services Administration and the Maritime Administration. In other cases, payment of interest and principal is not guaranteed, e.g., obligations of the Student Loan Marketing Association, Fannie Mae (Federal National Mortgage Association), Freddie Mac (Federal Mortgage Association Corp.), Tennessee Valley Authority, Federal Home Loan Bank, and the Federal Farm Credit Bank. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit. Fannie Mae and Freddie Mac historically were agencies sponsored by the U.S. government that were supported only by the credit of the issuing agencies and not backed by the full faith and credit of the U.S. government. However, in September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. Although, the U.S. government or its agencies currently provide additional financial support to such entities, no assurance can be given that they will always do so. A U.S. government guarantee of the securities owned by a Fund does not guarantee the net asset value of the Fund’s shares.

Variable or Floating Rate Obligations

A Fund may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from

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time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

Because floating- and variable-rate demand obligations are direct lending arrangements between the lender and borrower, these obligations generally are not traded, and there generally is no established secondary market for them, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies. The Fund may invest in obligations that are not so rated if the Investment Manager or Subadviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Investment Manager or Subadviser considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund’s portfolio. To the extent a demand obligation does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

Warrants and Rights

The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant. A Fund may only purchase warrants on securities in which the Fund may invest directly. Rights represent a preemptive right to stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

When-Issued and Delayed Delivery Basis Securities

When purchasing securities on a when-issued or delayed delivery basis, a Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. A security purchased on a when-issued basis is subject to changes in market value based upon changes in the level of interest rates and investors’ perceptions of the creditworthiness of the issuer. Generally, such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Because a Fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If a Fund remains substantially fully invested at a time when when-issued or delayed delivery purchases are outstanding, the purchases may result in a form of leverage. At the time of delivery of the securities, the value may be more or less than the purchase price and an increase in the percentage of the Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value.

When a Fund has sold a security on a delayed delivery basis, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity, or could suffer a loss. A Fund may renegotiate when-issued or delayed delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, a Fund will consider them to have been purchased on the date when it committed itself to the purchase. When when-issued or delayed delivery purchases are outstanding, a Fund will segregate appropriate liquid assets to cover its purchase obligations. A Fund will make commitments to purchase securities on a when-issued or delayed delivery basis only with the intention of actually acquiring or disposing of the securities, but the Fund reserves the right to sell these securities before the settlement date if deemed advisable.

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Zero Coupon Bonds

Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, a Fund takes into account as income a portion of the difference between a zero coupon bond’s purchase price and its face value.

Future Developments

Each Fund may invest in securities and in other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with such Fund’s investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws. The Prospectus and/or SAI will be amended or supplemented as appropriate to discuss any such new investments.

A Fund’s compliance with its investment restrictions and limitations is usually determined at the time of investment, except with respect to borrowing. If the credit rating on a security is downgraded or the credit quality deteriorates after purchase by the Fund, or if the maturity of a security is extended after purchase by the Fund, the Investment Manager or Subadviser will decide whether the security should be held or sold. From time to time, certain Funds that don’t primarily invest in equity securities may invest in or hold common stock and other equity and equity-related securities incidental to the purchase or ownership of fixed income instruments or in connection with a reorganization of a borrower. Investments in equity securities incidental to investment in debt securities entail certain risks in addition to those associated with investments in those debt securities.

The following are the Fundamental Investment Restrictions of each Fund. Each Fund (unless otherwise noted) may not:

(1) purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the Investment Company Act, and the rules and regulations promulgated thereunder, as each may be amended from time to time, except to the extent that the Fund may be permitted to do so by the Investment Company Act, and the rules and regulations promulgated thereunder, as each may be amended from time to time, exemptive order, SEC release, no-action letter or similar relief or interpretations;

(2) issue senior securities except as permitted by (i) the Investment Company Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority;

(3) borrow money, except as permitted by (i) the Investment Company Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority;

(4) engage in the business of underwriting the securities of other issuers except as permitted by (i) the Investment Company Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority, and except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities;

(5) invest more than 25% of its net assets in the securities of issuers in any particular industry or group of industries (excluding the U.S. government and its agencies and instrumentalities);

(6) purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein issued by companies that invest in real estate or interests therein;

(7) buy or sell commodities or commodity (futures) contracts, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time; and

(8) lend money or other assets except to the extent permitted by (i) the Investment Company Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or

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permission from the SEC, SEC staff or other authority. For purposes of this Fundamental Investment Restriction, the entry into repurchase agreements, lending securities and acquiring of debt securities shall not constitute loans by the Fund.

The following Investment Restriction is not fundamental and may be changed without shareholder approval.

Each Fund (unless noted otherwise) does not currently intend to: purchase or hold any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued, including repurchase agreements not entitling the holder to payment of principal and interest within seven days upon notice and securities restricted as to disposition under federal securities laws, except for commercial paper issued in reliance on the “private placement” exemption afforded by Section 4(2) of the Securities Act (Section 4(2) paper), securities eligible for resale pursuant to Rule 144A under the Securities Act (Rule 144A securities), and other securities, that are determined to be liquid pursuant to procedures adopted by the Board.

DISCLOSURE OF FUND HOLDINGS

The Board has adopted a Company policy, and related procedures, with respect to the disclosure of the portfolio holdings of the Funds (the “Policy”), which is designed to ensure that disclosure of portfolio holdings information is in the best interests of shareholders.

Generally, the Policy limits the dissemination of Fund portfolio holdings information (before the information is made publicly available) to fund service providers where the Company has a legitimate business purpose in doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. The Company’s Investment Manager, the Subadviser, fund accountant, custodian, distributor or any employee or agent of such persons (“Company Representative”) will (or may) have access to Fund portfolio holdings information on a regular basis. Company Representatives are required to keep all portfolio holdings information confidential and are prohibited from trading based on the information they receive. Neither the Company nor a Company Representative may disclose a Fund’s portfolio holdings information to any person other than in accordance with the Policy, and there are no ongoing arrangements to make portfolio information available to any person, except as described above, prior to publication on the TDAM website. In addition, neither the Company nor any Company Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. Consideration for this purpose includes any agreement by the recipient of information or its affiliate to maintain assets in the Company or in other investment companies or accounts managed by the Investment Manager or its affiliates.

In accordance with the Policy, each Fund’s complete portfolio holdings will be published on the Portfolio Holdings section of the TDAM website ( www.tdamusa.com ) as of the end of each quarter, generally subject to a 30-day lag between the date of the information and the date on which the information is disclosed. The Company also will publish on the TDAM website each Fund’s quarter-end top ten holdings, generally also with a 30-day lag time. The Company may disclose Fund holdings to any person commencing the day after the information is first published on the website, and the Company may publish complete portfolio holdings information more frequently than quarterly if it has a legitimate business purpose for doing so.

The Chief Compliance Officer (“CCO”) (or his or her designee) is the person who is authorized to disclose Fund portfolio holdings information. Company and Company Representative compliance with the Policy (including use of the portfolio holdings information) will be monitored by the CCO (or his or her designee) on a periodic basis. Pursuant to the Board approved procedures relating to the Policy, the adequacy and effectiveness of the Policy will be reviewed by the CCO on an annual basis and any related issues will be brought to the attention of the Board.

MANAGEMENT OF THE COMPANY

Directors and Executive Officers

Responsibility for overall management of the Company rests with its Board in accordance with Maryland law.

The following table contains certain information regarding the Company’s Directors and Executive Officers. Directors who are deemed to be “interested persons” of the Company are referred to as “Interested Directors.” Directors who are not “interested persons” of the Company as defined in the Investment Company Act are referred to as

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“Independent Directors.” “Fund Complex” includes the Funds, the TDAM U.S. Small-Mid Cap Equity Fund, the TDAM Money Market Portfolio, the TDAM U.S. Government Portfolio, the TDAM Municipal Portfolio, the TDAM California Municipal Money Market Portfolio, the TDAM New York Municipal Money Market Portfolio, the TDAM Institutional Money Market Fund, the TDAM Institutional Municipal Money Market Fund, the TDAM Institutional U.S. Government Fund, the TDAM Institutional Treasury Obligations Money Market Fund and the TDAM Short-Term Bond Fund, each a series of the Company.

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Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
PETER B. M. EBY	Director	Since 6/6/02	Retired	18	Director of Leon’s Furniture Limited since May 1977; Director of Sixty Split Corp. from March 2001 to May 2011; Director of George Weston Limited since May 2000.
c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019
Age: 75
LAWRENCE J. TOAL	Chairman and Director	Since 12/12/95	Retired	18	None
c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019
Age: 75
JAMES E. KELLY	Director and Chairman of the Audit Committee	Since: 12/18/08	Consultant and financial services attorney since June 2002; teacher at Empire State College from March 2008 through September 2010; senior advisor to New York State Banking Department during 2009; Consultant to the Health Care Chaplaincy from September 2005 through June 2006; Trustee of Albany Law School since 1998, Member of the Nominating Committee 2004 to 2011, Member of the Finance Committee and Chair of Long Range Planning Committee since 2010, and Member of the Dean Research Committee since 2011; Director from 2002 to 2009 and President from 2004 to 2008 of the Allen Bass Fund, Inc.	18	None
c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019
Age: 61

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Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
DONALD J. HERREMA	Director and Chairman of the Nominating/ Governance Committee	Since: 3/30/09	Executive Vice Chairman of Kennedy Wilson, International (real estate), since 2009; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private equity investment firm), 2004; Senior Advisor of Stone Point Capital (private equity investment firm) since 2008; Managing Director, Head of Private Wealth Management for Morgan Stanley, 2006 through 2008; Chairman and CEO of Loring Ward International, LTD (investment and business management) from 2005 through 2006; Chairman of Whittier College & Trustees since 1995; Member of the USC Marshall School of Business Board since 2010	18	Director of Lepercq, de Neuflize and Co. since 2009.
c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019
Age: 60
Interested Director
BARBARA F. PALK†††	Director	Since: 12/17/10	Senior Vice President – Wholesale Banking TD Bank Group and President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	18	Director of Ontario Teachers’ Pension Plan Board since 2012.
c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019
Age: 61

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of January 31, 2013.
†††	Ms. Palk is considered an ”interested person” because she owns shares of The Toronto-Dominion Bank.

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Qualifications of Directors

The Board has concluded, based on each Director’s experience, qualifications, attributes or skills, on an individual basis and in combination with those of the other Directors, that each Director is qualified to serve as a Director of the Company. Among the attributes common to all the Directors are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Directors, TDAM, the Subadviser, counsel, the independent registered public accounting firm and other service providers, and to exercise effective business judgment in the performance of their duties as Directors. A Director’s ability to perform his or her duties effectively may have been attained through the Director’s business, consulting, public service and/or academic positions, and through experience from service as a Director of the Company, other mutual funds, public companies, non-profit entities or other organizations. Each Director’s ability to perform his or her duties effectively also has been enhanced by his or her educational background or professional training, and/or other life experiences. In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Director.

Independent Directors

Peter B.M. Eby. Mr. Eby has been a Director since 2002. He also served as a board member of other open-end funds managed by TDAM that are no longer in operation. In addition, he has over 35 years of experience in the financial services industry, during which time he served in executive-level positions with a large Canadian investment firm. Mr. Eby has served as a director on the board of several public and private companies, including as lead director of a large food processing and distribution company.

Donald J. Herrema. Mr. Herrema has been a Director since 2009 and Chairman of the Nominating/Governance Committee since March 2011. In addition, he has over 25 years of executive-level experience in the asset management and private wealth segments of the financial services industry, including as chief executive officer of a large private wealth management company. Mr. Herrema has served as a director on the board of public and private companies as well as a trustee on the board of non-profit organizations.

James E. Kelly. Mr. Kelly has been a Director since 2008 and Chairman of the Audit Committee since March 2011. In addition, he has over 25 years of legal, executive management and consulting experience in the banking industry. Mr. Kelly is an attorney and has served in senior legal positions for a large retail bank. He has also served as a senior advisor on financial regulatory reform and banking issues, and has written on such topics. Mr. Kelly serves as a trustee on the board of several non-profit organizations.

Lawrence J. Toal. Mr. Toal has been a Director since 1995, Chairman of the Board since December 2010 and Chairman of the Audit Committee since 1995. He currently serves as the Audit Committee financial expert. He also served as a board member of other open-end funds managed by TDAM that are no longer in operation. In addition, he has over 30 years of experience in the banking industry. Mr. Toal gained executive-level experience as the president and chief executive officer of a large retail bank. He has served as a director on the board of a life insurance company as well as a trustee on the board of non-profit organizations.

Interested Director

Barbara F. Palk. Ms. Palk has 33 years of business experience in financial services. Of that, she has 22 years business experience with the Investment Manager including 18 years in an executive role. Ms. Palk also serves on the boards of directors of several not-for-profit companies.

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Specific details regarding each Director’s principal occupations during the past five years are included in the preceding table.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
KEVIN LEBLANC	President and Chief Executive Officer	Since: 12/6/11	Chief Operating Officer of TD Asset Management Inc. since September 2010; Vice Chair of TD Asset Management Inc. since 2007; Officer of the Investment Manager since April 2010 and Chief Operating Officer of the Investment Manager since December 2010.
c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019
Age: 49
MAYA GITTENS	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President & Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP; from May 2001 through May 2005, Securities Compliance Examiner, United States Securities and Exchange Commission.
c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019
Age: 48
ERIC KLEINSCHMIDT	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director of SEI Investments.
c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456
Age: 44
MARC ALMES	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.
c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456
Age: 41
CURTIS BARNES	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from May 1995 through September 2007, Vice President, Citi Fund Services Ohio, Inc.
c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110
Age: 59
MICHELE R. TEICHNER	Chief Compliance Officer, Vice President and Assistant Secretary	Since: 6/11/04 (Chief Compliance Officer) and 11/2/99	Since January 2006, Managing Director; Senior Vice President of Investment Manager from August 1996 to December 2005 and TD Waterhouse Investor Services, Inc. from June 1997 to December 2005.
c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019
Age: 53

†	The table shows the time period for which each individual has served as an Officer. There is no set term of office for Officers.

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Leadership Structure and Oversight Responsibilities

The Board has overall responsibility for oversight of the Company and the Funds. The Board, on behalf of the Company, has engaged TDAM to manage the Funds on a day-to-day basis. The Board is responsible for overseeing TDAM, the Subadviser and other service providers in the operations of the Funds in accordance with the provisions of the Investment Company Act, applicable provisions of Maryland law, other applicable laws and the Company’s charter. The Board is currently composed of five members, each of whom, other than Ms. Barbara Palk, is an Independent Director. The Board meets in-person at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established an Audit Committee, a Nominating/Governance Committee and a Pricing Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Directors have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Mr. Toal, to serve in the role of Chairman. The Directors have determined that Mr. Toal’s extensive executive, business and directorial experience, as well as his long service as a Director and former Chairman of the Audit Committee, make him well-suited to serve as Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with TDAM, the Subadviser, other service providers, counsel and other Directors generally between meetings. The Chairman serves as a key point person for dealings between management and the Directors. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over the matters under its purview, in addition to allocating areas of responsibility among committees of Directors and the full Board in a manner that enhances effective oversight. The Board, as part of its annual self-assessment, reviews matters related to its leadership and committee structure periodically.

The Company and the Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Consistent with its oversight responsibility of the Company and the Funds, the Board oversees the management of risks relating to the operation of the Company and the Funds. Day-to-day risk management functions are subsumed within the responsibilities of TDAM, its affiliates, the Subadviser and other service providers (depending on the nature of the risk), which carry out the Funds’ investment management and business affairs. TDAM, its affiliates, the Subadviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each of TDAM, the Subadviser and the other service providers has its own independent interest in risk management, and their policies and methods of risk management will depend on their functions and business models. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Company, the Board interacts with and reviews reports from, among others, TDAM, the Subadviser, the Company’s CCO, the Company’s independent registered public accounting firm and counsel, as appropriate, regarding risks faced by the Funds and applicable risk controls. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Committees of Board of Directors

The Board has three standing committees: Audit, Pricing and Nominating/Governance.

The primary responsibilities of the Audit Committee are: (i) to oversee the Company’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of key service providers; (ii) to review the results of the annual audits of the Company’s financial statements; and (iii) to interact with the Company’s independent registered public accounting firm on behalf of the full Board. The scope of the Audit Committee’s responsibilities includes the appointment, compensation and oversight of the Company’s independent registered public accounting firm. It is management’s responsibility to maintain appropriate systems for accounting and internal control, and the independent registered public accounting firm’s responsibility to plan and carry out a proper audit. The Audit Committee is composed solely of Independent Directors, Messrs. Eby, Herrema, Kelly and Toal. The Audit Committee met 4 times during the fiscal year ended January 31, 2013.

The Pricing Committee has responsibilities with respect to valuing or establishing a method for valuing securities or securities for which no market quotation is readily available. The Pricing Committee, which consists of any one Director, did not meet during the fiscal year ended January 31, 2013.

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The purpose of the Nominating/Governance Committee is to recommend qualified candidates to serve as Independent Directors in the event that a position is vacated or created. Another purpose of the Committee is to periodically review, as appropriate, and make recommendations to the Board regarding matters related to the governance of the Company. The Committee, on which Messrs. Eby, Herrema, Kelly and Toal currently serve, is composed solely of Independent Directors. The Nominating/Governance Committee will not normally consider nominees recommended by shareholders. The Nominating/Governance Committee did not meet during the fiscal year ended January 31, 2013.

Ownership of Shares by Directors

The dollar range of the shares in each Fund beneficially owned by each Director and the aggregate dollar range of shares beneficially owned by each Director in the Company as of December 31, 2012 are set forth in the table below. As of the date of this SAI, no Director beneficially owned shares of the Funds, since the Funds had not yet commenced operations.

Name of Director	Dollar Range of Equity Securities in Core Bond Fund	Dollar Range of Equity Securities in the High Yield Bond Fund	Dollar Range of Equity Securities in U.S. Equity Income Fund	Dollar Range of Equity Securities in U.S. Large Cap Core Equity Fund	Dollar Range of Equity Securities in Global Equity Income Fund	Dollar Range of Equity Securities in Global Low Volatility Equity Fund	Dollar Range of Equity Securities in Global All Cap Fund	Dollar Range of Equity Securities in Target Return Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Fund Complex
Independent Directors
Peter B. M. Eby	$0	$0	$0	$0	$0	$0	$0	$0	$0
James Kelly	$0	$0	$0	$0	$0	$0	$0	$0	$0
Lawrence J. Toal	$0	$0	$0	$0	$0	$0	$0	$0	$0
Donald J. Herrema	$0	$0	$0	$0	$0	$0	$0	$0	$0
Interested Director
Barbara F. Palk	$0	$0	$0	$0	$0	$0	$0	$0	$0

As of the date of this SAI, the officers and Directors of the Company, as a group, owned less than 1% of the outstanding shares of each Fund. As of December 31, 2013, none of the Independent Directors of the Company or their immediate family members owned beneficially or of record any securities of the Investment Manager, the Subadviser, or the distributor of the Funds or of a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Investment Manager, the Subadviser, or the distributor of the Funds.

Compensation of Directors

Officers and Directors who are “interested persons” of the Investment Manager, the Subadviser, SIDCO or SEI Investments receive no compensation from the Company. Each Independent Director receives, in the aggregate: (i) a base annual retainer of $45,000, payable quarterly, (ii) a meeting fee of $5,000 for each meeting attended in person, (iii) a meeting fee of $2,500 for each meeting attended by telephone, (iv) for committee meetings, other than audit committee meetings, taking place on days when there is no meeting of the full Board, a committee meeting fee of $2,500 for each such meeting attended, (v) a meeting fee of $5,000 for each special meeting attended in person, (vi) for audit committee meetings taking place on days when there is no meeting of the full Board, an audit committee meeting fee of $2,500 for each such meeting attended, (vii) retainer for the Chairman is $10,000 annually, payable quarterly; and (viii) retainer for Audit Committee Chair is $5,000 annually, payable quarterly. Independent Directors will also be reimbursed for their expenses by the Company. Interested Directors may be compensated by the Investment Manager or its affiliates for their services to the Company. Directors’ fees are allocated among the series of the Company.

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The amounts of compensation that the Company and Fund Complex paid to each Independent Director and Interested Director for the fiscal year ended January 31, 2013, are as follows:

Name of Board Member	Aggregate Compensation from the Company(1)	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Company and Fund Complex Paid to Directors(1)
Independent Directors
Peter B. M. Eby	$67,500	$0	$0	$67,500
Lawrence J. Toal	$77,500	$0	$0	$77,500
James Kelly	$72,500	$0	$0	$72,500
Donald J. Herrema	$67,500	$0	$0	$67,500
Interested Director
Barbara F. Palk	$0	$0	$0	$0

(1)	Amounts do not include reimbursed expenses for attending Board meetings or compensation paid to the Interested Director by the Investment Manager or its affiliates.
INVESTMENT MANAGEMENT, DISTRIBUTION AND OTHER SERVICES

Investment Manager

TDAM USA Inc., a Delaware corporation, is the investment manager of each Fund. Pursuant to an investment management agreement with the Company on behalf of each Fund (the “Investment Management Agreement”), the Investment Manager provides investment supervisory and business management services to the Funds, including monitoring the investment programs for the Funds, and selecting and supervising the investment subadviser for the Funds, if applicable. With respect to each of the High Yield Bond Fund, the Core Bond Fund, the Global Low Volatility Equity Fund and the Target Return Fund, the Investment Manager manages the Fund’s investments in accordance with its stated policies and restrictions, subject to oversight by the Board. The Subadviser is responsible for providing day-to-day investment management for the other Funds.

The Investment Manager is a direct, wholly-owned subsidiary of The Toronto-Dominion Bank (“TD Bank”). TD Bank, a Canadian chartered bank, is subject to the provisions of the Bank Act of Canada. TD Bank is a part of a worldwide group of banks and financial service companies (referred to as the “TD Bank Group”). As of January 31, 2013, the TD Bank Group had over $211 billion under management, including pension, endowment, foundation, segregated, corporate and private accounts and mutual and pooled funds. The Investment Manager also currently serves as investment manager to institutional accounts, high net worth individual accounts, and certain other accounts, and, as of January 31, 2013, had total assets under management of approximately $13.8 billion.

On December 6, 2012, TD Bank Group (“TDBG”), the parent company of The Toronto-Dominion Bank (“TD Bank”) and TD Bank’s wholly owned subsidiary, TDAM, announced that TDBG had entered into a definitive agreement with Epoch Holding Corporation (“EPHC”) under which agreement EPHC’s wholly-owned subsidiary, Epoch Investment Partners, Inc. (“Epoch”) will be acquired by TDBG, subject to the approval of EPHC stockholders (“the Acquisition”). The Acquisition is expected to close in the first half of 2013. EPHC conducts its operations through Epoch, a registered investment adviser under the Investment Advisers Act of 1940, as amended.

The Board approved the Investment Management Agreement for an initial period of two years. The Board is scheduled to consider the approval of the continuation of the Investment Management Agreement in March 2015.

The Investment Management Agreement will continue in effect, after its initial two-year term, only if such continuance is specifically approved at least annually by (i) a majority vote of the directors who are not parties to such agreement or interested persons of any such party except in their capacity as directors of the Company, cast in person at a meeting called for such purpose, and (ii) by the vote of a majority of the outstanding voting securities of each Fund, or by the Board. The Investment Management Agreement may be terminated as to any Fund at any time upon 60 days’ prior written notice, without penalty, by either party, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. The Investment Management Agreement was

36

approved by the Board, including a majority of the Independent Directors who have no direct or indirect financial interest in the Investment Management Agreement, and by the shareholders of each Fund.

The Investment Management Agreement provides that the Investment Manager will not be liable for any error of judgment or mistake of law, or for any loss suffered by a Fund in connection with the matters to which such agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the Investment Manager’s part in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under such agreement. The services of the Investment Manager to the Funds under the Investment Management Agreement are not exclusive and it is free to render similar services to others.

A discussion of the basis for the Board’s approval of the Investment Management Agreement will be available in the Funds’ semi-annual shareholder report for the fiscal period ending July 31, 2013.

For the investment management services furnished to each Fund, the Investment Manager is entitled to an investment management fee, accrued daily and payable monthly, at an annual rate based on a Fund’s average daily net assets equal to 0.40% with respect to the Core Bond Fund, 0.55% with respect to the High Yield Bond Fund, 0.65% with respect to the U.S. Equity Income Fund, 0.65% with respect to the U.S. Large Cap Core Equity Fund, 0.80% with respect to the Global Equity Income Fund, 0.70% with respect to the Global Low Volatility Equity Fund, 0.80% with respect to the Global All Cap Fund, and 0.55% with respect to the Target Return Fund. The Investment Manager, not the Funds, is responsible for compensating the Subadviser.

The Investment Manager has contractually agreed to reduce Fund and Class expenses (by paying certain expenses and/or waiving fees) (in each case, a “Contractual Waiver”) so that the annualized ratio of total operating expenses will not exceed 0.50% for the Institutional Class and 0.75% for the Advisor Class of the Core Bond Fund, 0.70% for the Institutional Class and 0.95% for the Advisor Class of the High Yield Bond Fund, 0.80% for the Institutional Class and 1.05% for the Advisor Class of the Equity Income Fund, 0.80% for the Institutional Class and 1.05% for the Advisor Class of the U.S. Large Cap Core Equity Fund, 1.00% for the Institutional Class and 1.25% for the Advisor Class of the Global Equity Income Fund, 0.90% for the Institutional Class and 1.15% for the Advisor Class of the Global Low Volatility Equity Fund, 1.00% for the Institutional Class and 1.25% for the Advisor Class of the Global All Cap Fund, and 0.70% for the Institutional Class and 0.95% for the Advisor Class of the Target Return Fund (each, an “Expense Cap”). With respect to each Class of each Fund, any fees waived or expenses reimbursed by the Investment Manager pursuant to a Contractual Waiver (a “Waived Amount”) shall be repaid to the Investment Manager by the respective Class within two years after the end of the fiscal year during which the Investment Manager waived or reimbursed such Waived Amount. A Class shall not repay any Waived Amount to the Investment Manager if such payment shall cause such Class’ total operating expenses (on an annualized basis) to exceed the Expense Cap applicable to such Class at the time the relevant Waived Amount was waived or reimbursed by the Investment Manager. No Waived Amount shall be repaid to the Investment Manager more than two years after the end of the fiscal year during which such Waived Amount was waived or reimbursed.

The Investment Manager and its affiliates may also, from time to time, voluntarily waive or reimburse all or a part of a Fund’s operating expenses. Expense reimbursements by the Investment Manager and its affiliates will increase a Fund’s total returns. Voluntary waivers and reimbursements may be changed or eliminated at any time.

The Investment Manager will voluntarily waive investment management fees payable by a Fund in an amount equal to 100% of the investment management fee the Investment Manager receives from an Affiliated Money Market Fund as a result of that Fund’s investment in the Affiliated Money Market Fund.

Subadviser

Epoch Investment Partners, Inc., 399 Park Avenue, New York, NY 10022, serves as investment subadviser to each of the U.S. Equity Income Fund, the U.S. Large Cap Core Equity Fund, the Global Equity Income Fund and the Global All Cap Fund. Pursuant to a Subadvisory Agreement with TDAM with respect to each such Fund, Epoch implements the investment program for each of these Funds. Epoch is a wholly-owned subsidiary of Epoch Holding Corporation, a public company. As of January 31, 2013, Epoch managed approximately $25.8 billion in assets. Following the closing of the Acquisition, Epoch will be an affiliate of TDAM.

The Board approved a Subadvisory Agreement to take effect upon effectiveness of the Funds’ registration statement with the SEC and, because such Subadvisory Agreement will terminate under the 1940 Act upon the closing of the

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Acquisition due to the change of control of Epoch, the Board also approved a Subadvisory Agreement to take effect upon the closing of the Acquisition. Each Subadvisory Agreement was approved by each applicable Fund’s initial shareholder. Each Subadvisory Agreement will have an initial term of two years, unless earlier terminated. The Board is scheduled to consider the approval of the continuation of the Subadvisory Agreement in March 2015.

The Subadvisory Agreement then in effect will continue in effect, after its initial two-year term, only if such continuance is specifically approved at least annually by (i) a majority vote of the directors who are not parties to such agreement or interested persons of any such party except in their capacity as directors of the Company, cast in person at a meeting called for such purpose, and (ii) by the vote of a majority of the outstanding voting securities of each Fund, or by the Board. Each Subadvisory Agreement may be terminated as to any Fund at any time upon 60 days’ prior written notice, without penalty, by either party, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. Each Subadvisory Agreement was approved by the Board, including a majority of the Independent Directors who have no direct or indirect financial interest in the Subadvisory Agreement, and by the shareholders of each Fund.

Each Subadvisory Agreement provides that the Subadviser will not be liable for any error of judgment or mistake of law, or for any loss suffered by a Fund or TDAM in connection with the matters to which such agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the Subadviser’s part in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under such agreement. The services of the Subadviser to the Funds under each Subadvisory Agreement are not exclusive and it is free to render similar services to others.

A discussion of the basis for the Board’s approval of the Subadvisory Agreements will be available in the Funds’ semi-annual shareholder report for the fiscal period ending July 31, 2013.

Under each Subadvisory Agreement, TDAM (not the Funds) will pay the Subadviser a fee, accrued daily and payable monthly, at an annual rate based on each Fund’s average daily net assets in accordance with the following schedule:

Fund	Average Daily Net Assets	Annual Fee Rate
TDAM U.S. Equity Income Fund	First $1 billion	0.50%
	Next $1 billion	0.45%
	Over $2 billion	0.40%
TDAM Global Equity Income Fund	First $1 billion	0.55%
	Next $1 billion	0.50%
	Over $2 billion	0.45%
TDAM Global All Cap Fund	First $1 billion	0.55%
	Next $1 billion	0.50%
	Over $2 billion	0.45%
TDAM U.S. Large Cap Core Equity Fund	First $1 billion	0.50%
	Next $1 billion	0.45%
	Over $2 billion	0.40%

Portfolio Managers

The Prospectus contains information about the individuals who are primarily responsible for the day-to-day management of the Funds (“portfolio managers”). The sections below contain certain additional information about the portfolio managers, their compensation, other accounts managed by them, and potential conflicts of interest. All information set forth below is as of January 31, 2013.

Other Accounts Managed, Portfolio Manager Compensation Structure, Fund Ownership, and Potential Conflicts of Interest

Management of Other Accounts. As of January 31, 2013, the Funds’ portfolio managers were also primarily responsible for the day-to-day management of other accounts, as set forth in the table on the following page.

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The table on the following page shows the number of other accounts managed by each portfolio manager and the total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

The following table provides information relating to other accounts managed by Glenn S. Davis:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed (includes all accounts including performance-based fee accounts)	5	0	0
Number of Accounts Managed with Performance-Based Fees	0	0	0
Assets Managed (includes all accounts including performance-based fee accounts)	$35,000,000	$0	$0
Assets Managed with Performance-Based Fees	$0	$0	$0

The following table provides information relating to other accounts managed by Dennis Woessner:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed (includes all accounts including performance-based fee accounts)	5	0	0
Number of Accounts Managed with Performance-Based Fees	0	0	0
Assets Managed (includes all accounts including performance-based fee accounts)	$35,000,000	$0	$0
Assets Managed with Performance-Based Fees	$0	$0	$0

The following table provides information relating to other accounts managed by Gregory Kocik:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed (includes all accounts including performance-based fee accounts)	0	4	0
Number of Accounts Managed with Performance-Based Fees	0	0	0
Assets Managed (includes all accounts including performance-based fee accounts)	$0	$1,791,245,899	$0
Assets Managed with Performance-Based Fees	$0	$0	$0

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The following table provides information relating to other accounts managed by Shawna Millman:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed (includes all accounts including performance-based fee accounts)	N/A	N/A	N/A
Number of Accounts Managed with Performance-Based Fees	N/A	N/A	N/A
Assets Managed (includes all accounts including performance-based fee accounts)	N/A	N/A	N/A
Assets Managed with Performance-Based Fees	N/A	N/A	N/A

The following table provides information relating to other accounts managed by Jean Masson:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed (includes all accounts including performance-based fee accounts)	0	4	0
Number of Accounts Managed with Performance-Based Fees	0	0	0
Assets Managed (includes all accounts including performance-based fee accounts)	$0	$2,986,717,425	$0
Assets Managed with Performance-Based Fees	$0	$0	$0

The following table provides information relating to other accounts managed by Wilcox Chan:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed (includes all accounts including performance-based fee accounts)	0	7	3
Number of Accounts Managed with Performance-Based Fees	0	0	0
Assets Managed (includes all accounts including performance-based fee accounts)	$0	$2,335,872,863	$311,432,738
Assets Managed with Performance-Based Fees	$0	$0	$0

The following table provides information relating to other accounts managed by Anish Chopra:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed (includes all accounts including performance-based fee accounts)	0	9	1
Number of Accounts Managed with Performance-Based Fees	0	0	0
Assets Managed (includes all accounts including performance-based fee accounts)	$0	$5,216,203,492	$20,168,359
Assets Managed with Performance-Based Fees	$0	$0	$0

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The following table provides information relating to other accounts managed by William J. Booth:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed (includes all accounts including performance-based fee accounts)	0	1	0
Number of Accounts Managed with Performance-Based Fees	0	0	0
Assets Managed (includes all accounts including performance-based fee accounts)	$0	$2,676,191	$0
Assets Managed with Performance-Based Fees	$0	$0	$0

The following table provides information relating to other accounts managed by David N. Pearl:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed (includes all accounts including performance-based fee accounts)	11	21	88
Number of Accounts Managed with Performance-Based Fees	0	2	14
Assets Managed (includes all accounts including performance-based fee accounts)	$2,336,957,499	$2,759,017,435	$8,274,189,447
Assets Managed with Performance-Based Fees	$0	$204,798,781	$1,905,501,869

The following table provides information relating to other accounts managed by William W. Priest:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed (includes all accounts including performance-based fee accounts)	16	33	159
Number of Accounts Managed with Performance-Based Fees	0	2	18
Assets Managed (includes all accounts including performance-based fee accounts)	$6,064,241,142	$4,700,575,335	$13,522,712,136
Assets Managed with Performance-Based Fees	$0	$204,798,781	$2,833,012,591

The following table provides information relating to other accounts managed by Eric Sappenfield:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed (includes all accounts including performance-based fee accounts)	7	10	19
Number of Accounts Managed with Performance-Based Fees	0	0	2
Assets Managed (includes all accounts including performance-based fee accounts)	$4,405,485,450	$2,177,741,071	$4,369,626,238
Assets Managed with Performance-Based Fees	$0	$0	$867,904,894

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The following table provides information relating to other accounts managed by Michael A. Welhoelter:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed (includes all accounts including performance-based fee accounts)	19	37	164
Number of Accounts Managed with Performance-Based Fees	0	2	18
Assets Managed (includes all accounts including performance-based fee accounts)	$6,886,750,556	$5,143,162,522	$13,773,022,296
Assets Managed with Performance-Based Fees	$0	$204,798,781	$2,833,012,591

The following table provides information relating to other accounts managed by John Tobin:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed (includes all accounts including performance-based fee accounts)	1	0	1
Number of Accounts Managed with Performance-Based Fees	0	0	0
Assets Managed (includes all accounts including performance-based fee accounts)	$16,059,468	$0	$2,182,034
Assets Managed with Performance-Based Fees	$0	$0	$0

The following table provides information relating to other accounts managed by Kera Van Valen:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed (includes all accounts including performance-based fee accounts)	1	0	1
Number of Accounts Managed with Performance-Based Fees	0	0	0
Assets Managed (includes all accounts including performance-based fee accounts)	$16,059,468	$0	$2,182,034
Assets Managed with Performance-Based Fees	$0	$0	$0

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Portfolio Manager Compensation Structure

TDAM

As a member of TD Bank Group (“TDBG”), the Investment Manager has the following major components in its compensation program for the portfolio managers of the Funds:

1 — Base Salary

2 —  Annual Incentive Program

3 — Long Term Incentive Plan

TDBG (including the Investment Manager) maintains competitive salaries for all employees, based on independent research of the investment management industry.

Each portfolio manager may be eligible to participate in the Long Term Incentive Plan. The purpose of this plan is to encourage employees to increase their interest in TDBG’s long term success by awarding them “Units” which will provide future compensation related to the price of the common shares of TD Bank at that future time.

The investment performance of products under management does not drive any variable components of compensation. Amounts paid under the Annual Incentive Program will vary. In the case of the Investment Manager, these amounts are based on how well the individual employee and TDAM performed over the course of the most recent fiscal year. Key factors affecting compensation under the Annual Incentive Program are the Investment Manager’s contribution to profit, the investment management affiliate’s contribution to profit, individual performance, teamwork and total compensation relative to the market.

Epoch

Epoch compensates its portfolio managers with a fixed annual salary plus a discretionary bonus determined by its Operating Committee, a portion of which is deferred and vests over time. Epoch’s portfolio managers do not receive compensation that is solely based upon the pre-tax or after-tax performance of the Funds, any other commingled accounts or any private accounts, or the value of the assets held by such entities. Epoch’s portfolio managers do not receive any special or additional compensation from Epoch for their services as portfolio managers.

Fund Ownership of Portfolio Managers. As of the date of this SAI, none of the portfolio managers listed above beneficially own shares of the Fund or Funds they manage.

Potential Conflicts of Interest. Since the Funds and the other accounts managed by each portfolio manager may have similar investment strategies, in theory it is possible that the portfolio manager could favor one or more of the other accounts over the Fund(s). However, the Investment Manager and the Subadviser have each established policies and procedures governing brokerage practice and the allocation of trades, which are designed to ensure that the purchase and sale of securities among accounts are fairly and equitably allocated.

Administration

Pursuant to an Administration Agreement with the Company, TDAM USA Inc. (the “Administrator”), as administrator to the Funds, provides administrative services to each of the Funds. Administrative services furnished by the Administrator include, among other services, maintaining and preserving the records of the Company, including financial and corporate records, computing net asset value, dividends, performance data and financial information regarding the Company, preparing reports, overseeing the preparation and filing with the SEC and state securities regulators of registration statements, notices, reports and other material required to be filed under applicable laws, developing and implementing procedures for monitoring compliance with regulatory requirements, providing routine accounting services, providing office facilities and clerical support as well as providing general oversight of other service providers. For its services as Administrator, the Administrator is entitled to receive from each Fund an annual fee, payable monthly, of 0.05% of average daily net assets of such Fund. The fee is accrued daily as an expense of each Fund.

The Administrator has entered into a sub-administration agreement with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi performs certain of the foregoing administrative services for the Company (the “Sub-Administration Agreement”). Under this Sub-administration Agreement, the Administrator pays Citi’s fees for providing such services. In addition, the Administrator may enter into sub-administration agreements with other persons to perform such services from time to time.

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The Administration Agreement will continue in effect, after its initial two-year term, only if such continuance is specifically approved at least annually by a vote of the Board, including a majority of Independent Directors who have no direct or indirect financial interest in the Administration Agreement. The Administration Agreement was approved by the Board, including a majority of the Independent Directors of the Company who have no direct or indirect financial interest in the Administration Agreement. Each Fund or the Administrator may terminate the Administration Agreement on 60 days’ prior written notice without penalty. Termination by a Fund may be by vote of the Board, or by a majority of the outstanding voting securities of such Fund. The Administration Agreement terminates automatically in the event of its “assignment” as defined in the Investment Company Act.

The Administration Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law, or for any loss arising out of any act or omission by the Administrator in the performance of its duties thereunder, except a loss resulting from willful misfeasance, bad faith or gross negligence on the Administrator’s part in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under such Agreement.

Distribution

The distributor of the Company is SEI Investments Distribution Co. (“SIDCO”), 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Pursuant to a distribution agreement between the Company and SIDCO (the “Distribution Agreement”), SIDCO has the exclusive right to distribute shares of the Company. SIDCO has entered and may in the future enter into dealer or agency agreements with affiliates of the Investment Manager and other firms for the sale of Company shares. As the Institutional Classes of the Funds do not have a distribution plan pursuant to Rule 12b-1 under the Investment Company Act that permits the payment of fees to the Distributor for its services provided under the Distribution Agreement, pursuant to a Reimbursement Agreement between the Investment Manager and SIDCO, the Investment Manager has agreed to pay the Distributor a fee of $25,000 for such services.

The Distribution Agreement will continue in effect, after its initial two-year term, only if such continuance is specifically approved at least annually by a vote of the Board, including a majority of Independent Directors who have no direct or indirect financial interest in the Distribution Agreement. The Distribution Agreement was approved by the Board, including a majority of Independent Directors who have no direct or indirect financial interest in the Distribution Agreement. Each Fund or the Distributor may terminate the Distribution Agreement on 60 days’ prior written notice without penalty. Termination by a Fund may be by vote of a majority of the Independent Directors, or by a majority of the outstanding voting securities of such Fund. The Distribution Agreement terminates automatically in the event of its “assignment” as defined in the Investment Company Act.

The Directors have adopted a Shareholder Services and Distribution Plan under Rule 12b-1 under the Investment Company Act (the “12b-1 Plan”) with respect to the Advisor Class of each Fund. The 12b-1 Plan permits the Advisor Class of each Fund to pay from its assets a service and distribution fee at an annual rate not exceeding 0.25% of the average daily net asset value of such Class (“12b-1 Fees”) to one or more principal underwriters, broker-dealers, other financial intermediaries, financial institutions (which may include banks), and others (collectively, “Servicing Parties”) that enter into distribution, underwriting, sub-distribution, selling or service agreements complying with Rule 12b-1 that have been approved by the Board (“Rule 12b-1 Agreements”). The 12b-1 Fees paid by the Advisor Class of each Fund are computed and accrued daily and are paid by the Advisor Class in amount equal to the amount owing a Servicing Party pursuant to the terms of the Rule 12b-1 Agreements.

The Funds have entered into a Rule 12b-1 Agreement with SIDCO, pursuant to which the Advisor Class of each Fund pays from its assets 12b-1 Fees at an annual rate of 0.25% of its average daily net assets. The 12b-1 Plan also provides that TDAM, as the investment adviser and administrator to each Fund, or any successor investment adviser or administrator, or an affiliate of the foregoing, may use its management or administration fee revenues, past profits or its resources from any other source, to make payment to a Servicing Party or any other entity with respect to any expenses incurred in connection with the distribution or marketing and sales of a Fund’s shares, and other distribution-related services or shareholder servicing activities, including, but not limited to advertising, marketing or other promotional activity, and payments for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. Any payments made by TDAM (or any successor investment adviser or administrator) for such purpose shall not reduce any 12b-1 Fees paid or payable pursuant to the 12b-1 Plan as described above.

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Quarterly in each year that the 12b-1 Plan remains in effect, the Board will be furnished with a written report, complying with the requirements of Rule 12b-1, setting out the amounts expended under the 12b-1 Plan and the purposes for which such expenditures were made. The 12b-1 Plan will remain in effect for a period of one year from its adoption date and may be continued thereafter if the 12b-1 Plan and any Rule 12b-1 Agreements are approved at least annually by a majority vote of the Board, including a majority of Independent Directors who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any Rule 12b-1 Agreements (“12b-1 Directors”), cast in person at a meeting called for the purpose of voting on such 12b-1 Plan and Rule 12b-1 Agreement. The 12b-1 Plan may not be amended to increase materially the 12b-1 Fee with respect to a Fund’s Advisor Class without the approval of the lesser of: (i) more than 50% of the outstanding shares of the Class, or (ii) 67% or more of the shares of the Class present or represented at a stockholders’ meeting, if more than 50% of the outstanding shares of such Class are present or represented by proxy (a “Majority Stockholder Vote”). All material amendments to the 12b-1 Plan must be approved by a vote of the Board, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on such amendments. The 12b-1 Plan may be terminated at any time as to a Fund’s Advisor Class by: (a) a majority vote of the 12b-1 Directors, or (b) a Majority Stockholder Vote.

Transfer Agent and Custodian

Citi Fund Services Ohio, Inc. (the “Transfer Agent”), 3435 Stelzer Road, Columbus, OH 42319 serves as transfer agent for each Fund. For the services provided under the Transfer Agency Agreement, which include furnishing periodic statements to shareholders and confirmations of purchases and sales, processing shareholder purchase and redemption orders, maintaining shareholder records, sending tax withholding reports to the Internal Revenue Service (the “IRS”) and providing anti-money laundering services.

The Transfer Agent is permitted, with prior written consent of the Company or a Fund, to delegate some or all of its obligations under this Agreement to one or more third parties that, after reasonable inquiry, the Transfer Agent deems to be competent to assume such obligation. The Transfer Agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Funds to the Transfer Agent.

Pursuant to a Custodian Agreement, The Bank of New York Mellon (the “Custodian”), One Wall Street, New York, NY 10286, acts as the custodian of each Fund’s assets. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for the Fund upon purchase and upon sale or maturity, collects all income and other payments and distributions with respect to the assets of the Fund, and pays expenses of the Fund.

SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

The Board has delegated proxy voting responsibility to the Investment Manager and approved the Investment Manager’s proxy voting policies and procedures (the “Proxy Voting Policy”). The Investment Manager may delegate responsibility for performing certain proxy voting activities to service providers (as discussed below). In all such cases, however, the Investment Manager shall retain the final authority over all proxy voting and the fiduciary duties with respect to such voting and the right to make all final decisions.

Each Fund’s proxy voting record for the 12-month period ending June 30th will be available, without charge, online at www.tdamusa.com. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The objective of the Proxy Voting Policy is to ensure that proxies are voted in the best interests of each Fund. Pursuant to the Proxy Voting Policy, voting decisions are made based on the particular facts and circumstances of each matter. The guidelines discussed below are not intended to be inflexible or all encompassing and may not be applied if their application would not be in the best interests of a Fund. The Investment Manager will abstain from voting shares of issuers affiliated with the Investment Manager and may abstain from voting from time to time where it determines that to do so is in the best interests of a Fund (i.e. where adequate notice is not provided or where the estimated costs associated with voting on a particular matter outweighs the expected benefits).

The Proxy Voting Policy provides the following list of general principles (“General Principles”) relating to corporate governance to be generally considered when determining how to vote on a particular matter: (a) corporate management must be accountable to the board of directors. The board of directors is responsible for supervising management. The board of directors reports to shareholders. The board of directors should reinforce these concepts in

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making its appointments and by appropriately defining the separate roles of board members and management; (b) ownership rights should not be subordinated. Minority shareholders should not be treated differently from controlling shareholders. All shareholders should be treated equally and all shares should have equal voting rights based upon the principle of “one share, one vote”; (c) all shareholders have a right to receive proper notice of corporate actions and to vote on issues that have a material impact upon their investments; and (d) the proxy vote is an important asset of a shareholder. Ownership and voting rights should be used to support ethical conduct but not any particular external, social or political agenda at the expense of long-term returns. Fiduciaries are obliged to exercise their ownership rights in order to optimize the long-term value of their investments.

In general, the Investment Manager supports management on the following issues that are generally treated as routine matters: approval of the corporation’s independent registered public accounting firm; standard compensation plans; standard changes in capital or corporate structure; and other standard matters which do not raise issues of principle with respect to corporate governance.

The table on the following pages shows the list of issues, contained in the Proxy Voting Policy, which are grouped into six major categories and are to be used as general guidelines for analysis in reaching an appropriate decision on how to vote in respect of a particular matter. Issues not specifically covered are resolved by the application of the General Principles to the guidelines and/or upon the advice of the proxy voting committee (as defined below) and such appropriately qualified, third party service provider as the Investment Manager may engage. The Investment Manager has retained Institutional Shareholder Services (“ISS”) to vote proxies in accordance with the Proxy Voting Policy.

1. GOVERNANCE

Board of Directors, Majority Independent	If the majority of nominees are not independent (e.g., do not have a direct relationship, other than a non-majority shareholders’ relationship, with the Corporation), the Investment Manager generally opposes the entire slate of nominees or, if possible, selectively opposes directors who are not independent.
Green Mail	Oppose entire slate of nominees, or specific nominees, if possible, who previously authorized Green Mail.
Excessive Compensation (“Golden Parachutes”)	Typically, the Investment Manager recommends opposing Boards or specific nominees, if possible, who previously authorized Golden Parachutes or other excessive compensation/severance.
Management Entrenchment	Boards or specific nominees, where applicable, should be opposed if they are found to have adopted an excessive number of defensive measures designed to entrench management.
Appointment of Interim Directors	Resolutions which would allow directors to appoint interim directors between annual meetings in order to replace those who resign or are otherwise removed between such meetings should typically be supported. Resolutions which would permit the appointment of interim directors for any other purpose should generally be opposed.

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Attendance of Directors	If possible to withhold or oppose individual nominees, nominees who have attended less than 75% of Board meetings or less than 75% of applicable Board Committee meetings for two consecutive years should generally be opposed.
Resolution Implementation	The Investment Manager prefers opposing the slate of nominees or specific nominees, where possible, if they failed to implement the resolution of a shareholder, which received a favorable vote from the majority of shareholders.
Separation of Chairman and CEO	Separating the positions of Chairman and CEO is preferred except where the Board has a strong Corporate Governance Committee, comprised solely of independent directors or where the Board has an independent lead director (a non-management, independent board member who leads the independent board members and acts as a chair of board meetings where management is not present). Note: If selective opposition is available, oppose the nominee who is both Chairman and CEO. If selective opposition is not available, do not oppose the entire Board.
Size of Board	A Board with a maximum of 16 members is preferred, but priority is given to a competent Board comprised of a majority of independent directors.
Auditors	The Investment Manager prefers an audit committee comprised solely of independent directors. Auditors are generally expected to be reputable with routine rotation.
Classified Board	The annual election of directors is generally supported. Staggered/classified boards are typically opposed. If a staggered/classified board has been approved by shareholders, generally support those directors in conformity with the other guidelines.
Cumulative Voting	Cumulative voting, which allows all votes to be cast for a single candidate or for any two or more of them, should generally be opposed.
Liability and Indemnification	Generally, support proposals to limit directors’ liability and provide indemnification.
Continuance/Exporting Jurisdictions	Resolutions approving the continuance or export of a corporation into another jurisdiction are generally supported when management can demonstrate sound financial or business reasons for the move and opposed when they appear to be part of an anti- takeover defense or solely to limit directors’ liability. Consideration should be given to the effect on shareholders’ rights resulting from the change in jurisdiction.
Supermajority	The Investment Manager will generally oppose resolutions where management seeks to increase the number of votes required on an issue above the level provided for in local law.
Linked Proposals	Proposals which seek to link two elements (e.g., fair price and super majority or governance issue and dividend/right) should generally be opposed except where the two issues being linked are both beneficial to shareholders.

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2. REORGANIZATIONS, MERGERS AND ANTI-TAKEOVER DEFENSES

Mergers	A merger is generally defined as the combining of two or more entities into one through a purchase, acquisition, amalgamation or a pooling of interests. In each case, consideration will be exchanged in the transaction. In some cases, a shareholder will be offered a choice of the type of consideration he/she wishes to receive (i.e., stock, cash or a combination of the two). Where shareholders are offered a choice of consideration, it would be rare for the voting decision to make reference to the type of consideration desired. Generally speaking, the voting decision involves voting for or against the merger. In general, the Investment Manager will vote in the following manner: (a) for mergers where there is only one type of consideration offered, the Investment Manager will support the merger if the Company’s board of directors supports the merger and if it appears the board is acting in the best interests of shareholders; (b) for mergers where the shareholder is offered a choice of consideration, the Investment Manager will support the merger and, if required, elect the Consideration that maximizes value after consultation with the appropriate business unit.
Fair Price Proposals	Generally support proposals which require a bidder to pay every shareholder a fair price for their shares providing: (a) they apply only to two-tier offers; (b) fair price is highest price paid at the time of voting decision; (c) the fair price is not linked to any anti-takeover provisions, provisions restricting shareholder’s rights, or any Supermajority amendments; (d) fair price provisions are not applicable if tender offer has been approved by target’s board; and (e) fair price test is two-thirds of outstanding shares voted in favor of “fair price.”
Crown Jewels	Crown Jewel Defenses (when a company sells its most valuable assets to a friendly third party in order to frustrate a take-over attempt) are generally opposed. All takeover offers must nonetheless be analyzed on a case-by-case basis in order to assess the best interests of the shareholders.
Leveraged Buyouts	Generally support leveraged buyouts by management when it appears management has pursued the best interests of shareholders to seek maximum value. Relevant factors in determining whether management has pursued the best interests of shareholders include: (a) whether other bidders were allowed to make competing bids; (b) whether management used a “lock-up” device to prevent fairness in the bidding process; (c) whether management with control will match or exceed competing offers; and (d) whether a fairness opinion was issued and under what conditions.
Lock-ups	Lock-up agreements (e.g., in the context of a take-over bid, an arrangement which prevents competing bids for the offeree corporation’s shares) or similar arrangements must be closely scrutinized and should generally be opposed.
Green Mail	Payments from corporate funds of a premium price to selected shareholders without all shareholders being allowed to participate should be opposed. Proposals to prevent such payments of Green Mail should be supported.

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Poison Pills (Shareholder Rights Plans)	Proposals to adopt Poison Pills must be closely scrutinized to ensure they are not intended to entrench management or unduly hinder a takeover offer. Where a Poison Pill appears to entrench management or hinder further offers, the Investment Manager will generally oppose a resolution adopting it. Poison Pills implemented through a plan that meets the following set of allowable criteria will usually be supported by the Investment Manager: (a) the acquiring person must acquire at least 20% of the outstanding shares before a Poison Pill can be triggered; the acquiring person should exclude employee benefit plans, institutional money managers and should exclude or grandfather existing ownership positions; (b) the bid should remain open for a minimum of 45 days and a maximum of 90 days; (c) the plan should contain a sunset clause; reconfirmation by shareholders must occur after no more than five years, preferably three; (d) a board of directors should be required to consider all bids that meet the requirements of permitted bids. The Board should not have the ability to disregard a bid; (e) the plan should not exclude partial bids as long as the partial bid means that the acquirer will own at least 50% of the outstanding voting shares; and (f) the plan should generally contain an exemption for lock-up agreements.

3. STOCK AND COMPENSATION PLANS

Option Dilution	The Investment Manager believes that the dilution caused by the excessive issuance of stock options is not in the best interests of Clients. Generally stock option plans should be opposed if dilution exceeds greater of 10% or 2% per annum over life of options. Exceptions may occur in highly competitive labor markets. Note that potential dilution is assessed with reference to all of a company’s existing and proposed stock option plans.
Option under Market	The Investment Manager generally opposes the grant of options or the implementation of stock option plans where the exercise price is less than 100% of the fair market value at the date of grant. The Investment Manager may support grants or plans with pre-determined formulas for determining exercise prices based on a weighted average trading price or an average of daily high and low trading prices for a short period of time prior to the time of the grant, provided there are no discounts.
Omnibus Plan	The Investment Manager prefers option plans that include a shareholder-approved, results driven formula. The Investment Manager will generally oppose omnibus plans that include 3 or more types of awards in one plan where the grant or exercise of awards is not linked to performance.
Director Compensation	Generally, resolutions approving bonuses/options should be opposed where there is a change of control.
Option Price Change	The Investment Manager generally opposes share option plans which allow directors or management to lower the exercise price of existing options or resolutions which seek to reduce the exercise price of outstanding options. Proposals to cancel and reissue options which appear to be an attempt to otherwise lower the exercise price of options should also generally be opposed.
Extension of Option Exercise Periods	The Investment Manager opposes proposals to extend the exercise period for existing options.
Employee Loans	Generally vote against proposals permitting a corporation to make loans to employees to buy stock/options with a note or loan from that corporation, unless lending is considered a regular part of the granting corporation’s business.

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Pay for Performance	Incentive compensation plans, including restricted stock grants or options which are not related to corporate and/or individual performance, should generally be opposed.
Employee Stock Purchase Plans	The Investment Manager believes that employee stock purchase plans are desirable because they can lead to greater alignment of interests and commitment from employees. The Investment Manager will typically approve employee stock purchase plans where: (a) shares available under the plan are purchased on the open market; and (b) the voting power of shares available under the plan does not exceed 10% of the aggregate outstanding voting power of shares. Employee stock purchase plans with any of the following characteristics should generally be opposed: (a) a corporate loan is required to enable the purchase of shares, unless lending is considered a regular part of the granting corporation’s business; (b) shares available under the plan are being issued from treasury and may be purchased by employees for less than fair market value; or (c) the voting power of shares available under the plan dilutes aggregate voting power by greater than 10%.
Compensation for Outside Directors	In most cases the Investment Manager supports approving automatic granting of (unrestricted) stock as part of outside directors’ Compensation in lieu of cash. The granting of options as part of outside directors’ compensation should be closely scrutinized. Generally oppose a grant of options to outside directors if there is no shareholder-approved formula or a capping of the options or options granted on a change of control of the corporation or if issued from treasury.
Golden Parachutes	Proposals involving excessive compensation, including excessive golden parachutes for officers, employees or directors, which are contingent upon the merger/acquisition of the corporation with a resulting change in control, should generally be opposed. Support should be given to shareholder proposals seeking shareholder ratification of golden parachutes.
Option/Compensation Plans	The Investment Manager normally opposes option/compensation plans when full plan text is not included in the circular.
Amendments to Plans	Proposed amendments to existing stock option, share purchase or other compensation plans require only a review of the particular amendments, not the entire plan. The restatement or renewal of such a plan is akin to the adoption of a new plan; therefore, all aspects of the plan must be reviewed.

4. CAPITALIZATION

Dual Class	The creation of any new class of shares with voting rights unequal to other series in the class of shares or unequal to those of another class of shares creates concerns regarding management entrenchment and violates the principle of “one share, one vote.” The Investment Manager will normally oppose the creation or issuance of dual class voting stock.
Share Authorization	The Investment Manager supports proposals for the authorization of additional common shares, provided the amount requested is necessary for sound business reasons. Proposals which seek a 100% or more increase in authorized shares when management does not demonstrate a specific need should be closely scrutinized and opposed if not in the best interest of a Fund. In carefully scrutinizing such proposals, consideration should be given to factors, such as the size of the company, the nature of its industry, the number of authorized shares remaining available for issuance, and any anti-takeover effects.
Blank Cheque Preferreds	The Investment Manager generally opposes the authorization or increase of blank cheque preferred shares.

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Private Placements	Ordinarily support resolutions authorizing the corporation to issue over 25% of the issued and outstanding shares by way of private placements if the following criteria are met: (a) the subscription price for any securities issued must be set at market price; and (b) management has provided sound business reasons.
Tracking Stocks	Proposals to create tracking stock will be determined on a case-by- case basis. Consideration shall be given to the following factors in addition to any other relevant factors: (a) corporate governance changes — whether management bundling the proposal with other changes that are negative; (b) method of distribution — whether it is by stock dividend or IPO; (c) dilution of voting rights; (d) whether management has provided sound business reasons; and (e) whether management has evaluated other alternatives, such as a spin-off.

5. SHAREHOLDER PROPOSALS

Shareholder Proposals Generally	As a general policy, where a proposal seeks to alter or constrict the responsibility of directors to supervise management, or to mandate considerations which the directors or management must take into account in making business decisions, the Investment Manager will oppose the proposal unless management is in favour of it.
Shareholder Proposal Regarding Voting Procedures	The merits of proposals to change voting procedures (i.e. Confidentiality) must be considered on a case by case basis.
Shareholder Proposals Regarding the Expensing of Stock Options	Shareholder proposals recommending a policy of expensing the cost of all future stock option grants on the company’s income statement are generally supported by the Investment Manager, unless management discloses the cost of option grants in notes to the financial statements and provides sound reasons for not expensing stock options.
Shareholder Proposals Regarding Environmental, Social or Ethical Issues	The Investment Manager is of the view that directors and management of a company are in a good position to consider whether the environmental, social or ethical issues raised in a proposal present material risks, liabilities and/or opportunities in the context of the company’s business. If, after considering all relevant factors, TDAM concludes that adopting a proposal will produce a net financial benefit for its clients, the Investment Manager will support the proposal.

6. OTHER ISSUES

Conflicts of Interest	Abstain from voting of shares of The Toronto-Dominion Bank, or related issuers (see above).
Other Business	The issue of voting on proposals relating to other business involves a balancing of two competing concerns. First, is the right of all shareholders to receive notice and disclosure of all matters brought before the meeting, and second, is the ability of companies to conduct efficient meetings and to deal with non-substantive issues that may arise. Since it is impossible to evaluate issues that may arise at the shareholders meeting, the Investment Manager recommends abstaining, where possible, on proposals relating to other business.

To ensure that the Investment Manager resolves all material conflicts of interest between each Fund and the Investment Manager and its affiliates and/or individuals making proxy voting decisions, the Proxy Voting Policy requires that all voting decisions are made by individuals who are insulated from the business conducted by the Investment Manager and its affiliates, properly trained to identify conflicts of interests and properly instructed on appropriate action in the event a conflict of interest is identified. The Investment Manager has employed the services of ISS to vote proxies generally in accordance with the Proxy Voting Policy. A proxy voting committee, composed of employees of or persons providing services to, the Investment Manager (the “Committee”) will oversee the actions of ISS and the proxy voting process generally. In the event ISS has identified a conflict of interest or is unable to furnish a reasonable recommendation based on the Proxy Voting Policy (an “Exception”), the chairman of the Committee will review the matter using such information as he deems appropriate. In certain circumstances, including an Exception, the chairman

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of the Committee shall refer matters to the Committee for consideration. The Committee will review the matter and determine what action is appropriate under the circumstances and in furtherance of the foregoing may consult another outside service provider for advice.

Other Expenses

Each Fund pays the expenses of its operations, including the costs of shareholder and Board meetings, the fees and expenses of blue sky and pricing services, independent registered public accounting firm, counsel, the Custodian and the Transfer Agent, reports and notices to shareholders, the costs of calculating net asset value, brokerage commissions or transaction costs, taxes, interest, insurance premiums, Investment Company Institute dues and the fees and expenses of qualifying the Fund and its shares for distribution under federal and state securities laws. In addition, each Fund pays for typesetting, printing and mailing proxy material, prospectuses, statements of additional information, notices and reports to existing shareholders, and the fees of the Independent Directors. Each Fund is also liable for such nonrecurring expenses as may arise, including costs of any litigation to which the Company may be a party, and any obligation it may have to indemnify the Company’s officers and Directors with respect to any litigation. The Company’s expenses generally are allocated among its series, as applicable, on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular series are charged to that series.

Codes of Ethics

The Company, the Investment Manager, the Subadviser and the Distributor have each adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act with respect to certain of its personnel. The Investment Manager, the Subadviser and the Distributor have each adopted a code of ethics pursuant to Rule 204A-1 under the Investment Advisers Act of 1940 with respect to certain of its personnel. These codes are designed to protect the interests of Fund shareholders. While each code contains provisions reasonably necessary to prevent personnel subject to the code from engaging in unlawful conduct, it does not prohibit such personnel from investing in securities, including securities that may be purchased or held by the Funds, so long as such investments are made pursuant to the code’s requirements. Each code is on file with the SEC and is available through the SEC’s EDGAR system.

BROKERAGE ALLOCATION AND PORTFOLIO TRANSACTIONS

The Investment Manager and Subadviser place orders for the purchase and sale of assets with brokers and dealers selected by and in their discretion. In placing orders for the Fund’s portfolio transactions, the Investment Manager and Subadviser seek “best execution.” Consistent with the policy of “best execution,” orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of the firms’ professional services which include the price, speed of execution, certainty of execution and overall cost of transaction. In selecting among the firms believed to meet the criteria for handling a particular transaction, the Investment Manager and Subadviser may give consideration to those firms that provide market, statistical and other research and order execution services to the Company, the Investment Manager and the Subadviser and who may charge a commission in excess of that charged by other broker-dealers if the Investment Manager or Subadviser determines in good faith the commission is reasonable in relation to the services utilized by the Investment Manager or Subadviser. Any research benefits derived from such services are available for all clients of the Investment Manager or Subadviser and may not be used in connection with the Funds. Because statistical and other research information is only supplementary to the Investment Manager’s and Subadviser’s research efforts and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to significantly reduce its expenses. In no event will a broker-dealer that is affiliated with the Investment Manager or Subadviser receive brokerage commissions in recognition of research services provided to the Investment Manager or Subadviser.

The Investment Manager and Subadviser may employ broker-dealer affiliates of the Investment Manager or Subadviser (collectively, “Affiliated Brokers”) to effect portfolio transactions for the Funds, provided certain conditions are satisfied. Payment of brokerage commissions to Affiliated Brokers is subject to Section 17(e) of the Investment Company Act and Rule 17e-1 thereunder, which require, among other things, that commissions for transactions on securities exchanges paid by a registered investment company to a broker that is an affiliated person of such investment company, or an affiliated person of another person so affiliated, not exceed the usual and customary brokers’ commissions for such transactions. The Board of Directors, including a majority of the Independent Directors, has adopted procedures to ensure that commissions paid to Affiliated Brokers by the Funds satisfy the standards of Section 17(e) and Rule 17e-1. Certain transactions may be effected for a Fund by an Affiliated Broker at no net cost to the Fund; however, the

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broker-dealer may be compensated by another broker-dealer in connection with such transaction for the order flow to the second broker-dealer. Receipt of such compensation will be subject to the Fund’s procedures pursuant to Section 17(e) and Rule 17e-1.

The investment decisions for each Fund will be reached independently from those for each other and for other accounts, if any, managed by the Investment Manager and Subadviser. On occasions when the Investment Manager or Subadviser deems the purchase or sale of securities to be in the best interest of one or more Funds as well as other clients of the Investment Manager or Subadviser, the Investment Manager or Subadviser, to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be so sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Manager or Subadviser in accordance with its policy for aggregation of orders, as in effect from time to time. In some cases, this procedure may affect the size or price of the position obtainable for a Fund.

Purchases and sales of equity securities on exchanges are generally effected through brokers who charge commissions. In transactions on stock exchanges in the United States, these commissions generally are negotiated. In all cases, a Fund will attempt to negotiate best execution. Purchases and sales of fixed income securities are generally effected as principal transactions. Fixed income securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and ask prices. In the case of securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

DIVIDENDS AND TAXES

Dividends and Distributions

Each Fund intends to distribute substantially all of its net investment income to shareholders in the form of dividends. Dividends from such net investment income are paid as set forth in each Fund’s Prospectus.

Dividends and other distributions by a Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

If a Fund realizes any net capital gain, such gain will be distributed at least once during the year as determined by the Board. Unless a shareholder elects payment in cash, all net investment income and capital gains distributions of each Fund are automatically reinvested in additional full and fractional shares of the Fund at the NAV per share as of the payment date of the distribution. A shareholder should contact the applicable Fund or Financial Intermediary in order to elect to receive distributions in cash.

Short-term capital gain distributions by a Fund are taxable to shareholders as ordinary income, not as capital gain. Long-term capital gains (including dividend income classified as “qualified dividend income”) are taxed at 15% for individuals with incomes below $400,000 ($450,000 if married filing jointly), 20% for individuals with any income above those amounts that is long-term capital gain and 0% at certain income levels. All other dividend income is taxable to shareholders as ordinary income. Any realized capital loss to the extent not offset by realized capital gain may be carried forward.

Tax Status of the Funds

Each Fund is treated as a separate entity from the other investment portfolios of the Company for federal income tax purposes. Each Fund intends to elect to be treated and to qualify each year to be taxed as a regulated investment company under Subchapter M of the Code, by complying with all applicable requirements of the Code, including, among other things, requirements as to the sources of each Fund’s income (described below) and the timely distribution of all its investment company taxable income (as defined below), net tax-exempt income and net capital gain, if any, to

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shareholders. Accordingly, it is not anticipated that any Fund will be liable for federal income or excise taxes. Qualification as a regulated investment company does not involve governmental supervision of management or investment practices or policies.

To qualify as a regulated investment company, each Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (ii) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which 20% or more of the voting securities are held by the Fund and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

As a regulated investment company, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

Certain of a Fund’s investments in MLPs may be considered qualified publicly traded partnerships and, therefore, the extent to which the Fund may invest in MLPs is limited by the Fund’s intention to qualify as a regulated investment company under the Code. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. A Fund’s investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

The Code imposes a 4% nondeductible excise tax on a Fund to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98.2% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year. The Funds anticipate that they will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as dividend income. However, such dividends will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and other non-corporate shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the

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aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a regulated investment company in a subsequent year.

Beginning in 2013, a 3.8 percent Medicare contribution tax is imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

State and Local Tax Issues. Shareholders are urged to consult with their tax advisers as to whether any dividends paid by the Funds are exempt from state and local taxation. The exemption from state and local income taxation does not preclude states from assessing other taxes with respect to the ownership of U.S. government securities whether such securities are held directly or through the Company.

Cost Basis Reporting of Shareholder Proceeds. The Company (or its administrative agent) is required to report to shareholders and the IRS cost basis information for all shares purchased on or after January 1, 2012 and sold or exchanged on or after that date, and to report whether a gain or loss from such a sale is short-term (shares held for one year or less) or long-term (shares held for more than one year). Cost basis is the original value of an asset for tax purposes (usually the gross purchase price), adjusted for stock splits, reinvested dividends, and return of capital distributions. This value is used to determine the capital gain (or loss), which is the difference between the cost basis of the shares and the gross proceeds when the shares are sold. For each sale of shares, the Company will permit shareholder to elect from among several cost basis methods accepted by the IRS. If a shareholder does not elect an accepted cost basis method, the Company will use a default cost basis method of average cost. If a shareholder changes its cost basis method prior to the first redemption, the new cost basis method will apply to all shares in the shareholder’s account. If, however, a shareholder changes its cost basis method after the first redemption, the new cost basis method will apply only to shares acquired on or after the date of change. Shareholders should consult with their own tax advisors to determine the best cost basis method for their tax situation.

Other Tax Information

Each of the Funds may invest in obligations, such as zero coupon bonds, issued with original issue discount (“OID”) for federal income tax purposes. Accrued OID constitutes income subject to the distribution requirements applicable to regulated investment companies, although such income may not be represented by receipt of any cash payment. Accordingly, it may be necessary for a Fund to dispose of other assets in order to satisfy such distribution requirements.

A Fund’s transactions in zero coupon securities, foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies), to the extent permitted, will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (i) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (ii) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

A Fund’s investments in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing

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transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the fund has been a party to the swap for more than one year). The Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (i) mark-to-market, constructive sale or rules applicable to certain options, futures or forward contracts, or “appreciated financial positions”; or (ii) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the fund’s investments (including through depositary receipts) in issuers in such country; or (iii) tax rules applicable to debt obligations acquired with “original issue discount, including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. The Fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

In general, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Income received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The Fund will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits or deductions for such taxes on their own tax returns. Foreign taxes paid by the Fund will reduce the return from the Fund’s investments.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise.

Certain types of income received by a Fund from real estate investment trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause such Fund to report some or all of its distributions as “excess inclusion income.”

To Fund shareholders such excess inclusion income may (i) constitute taxable income as “unrelated business taxable income” (“UBTI”) for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset against net operating losses for tax purposes; (iii) not be eligible for reduced US withholding for non-US shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of

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the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares and then within 90 days and prior to January 31 of the following calendar year acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The Transfer Agent will send each shareholder a notice in January of each year describing the tax status of dividend and capital gain distributions (where applicable) for the prior year.

Each Fund is currently required by law to withhold 28% (“back-up withholding”) of certain taxable dividends, distributions of capital gains and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number and, in the case of entities, an employer identification number) and in certain other circumstances. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the shareholder of the account, and generally may be claimed as a credit or a refund on such shareholder’s federal income tax return. Shareholders should consult their own tax advisors regarding the withholding requirement.

Dividends from investment company taxable income (which includes any short-term capital gains and market discount) paid to foreign investors generally will be subject to a 30% (or lower treaty rate) withholding tax. If a Fund holds (directly or indirectly) one or more “tax credit bonds” (defined below) on one or more specified dates during the Fund’s taxable year, and the Fund satisfies the minimum distribution requirement, the Fund may elect for U.S. federal income tax purposes to pass through to shareholders tax credits otherwise allowable to the Fund for that year with respect to such bonds. A tax credit bond is defined in the Code as a “qualified tax credit bond” (which includes a qualified forestry conservation bond, a new clean renewable energy bond, a qualified energy conservation bond, or a qualified zone academy bond, each of which must meet certain requirements specified in the Code), a “build America bond” or certain other specified bonds. If the Fund were to make an election, a shareholder of the Fund would be required to include in income and would be entitled to claim as a tax credit an amount equal to a proportionate share of such credits. Certain limitations may apply on the extent to which the credit may be claimed.

In general, United States federal withholding tax will not apply to any gain or income realized by a foreign shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund.

For taxable years beginning before January 1, 2014, properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this

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exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

A 30% withholding tax will be imposed on dividends paid after December 31, 2013, and redemption proceeds paid after December 31, 2016, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders, or (ii) in the event that an intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply or agree to provide certain information to other revenue authorities for transmission to the IRS.

The information above, together with the information set forth in the Prospectus and this SAI, is only a summary of some of the federal income tax consequences generally affecting each Fund and its shareholders, and no attempt has been made to present a detailed explanation of the tax treatment of each Fund or to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on Company distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a Fund is suitable to their particular tax situation.

Foreign shareholders should consult their tax advisors regarding foreign tax consequences applicable to their purchase of Company shares.

Independent Registered Public Accounting Firm

The Company’s independent registered public accounting firm, Ernst & Young LLP, One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, audits and reports on the Company’s annual financial statements, reviews certain regulatory reports, prepares the Company’s federal income tax returns, and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Company. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

SHARE PRICE CALCULATION

The price of each Fund’s shares on any given day is its net asset value (“NAV”) per share. NAV is calculated by the Company for each Fund as of the close of regular trading on the New York Stock Exchange (the “NYSE”), generally 4:00 p.m. (Eastern Time), on each day on which the NYSE is open. The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. (Eastern time). Currently, the NYSE is closed on weekends and New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition to these holidays, the Custodian is generally closed on Veteran’s Day and Columbus Day.

Securities and assets for which market quotations are readily available or which can be accurately valued within the Company’s established pricing procedures are valued at current market value. Securities and assets for which market quotations are readily available or which can be accurately valued within the Company’s established pricing procedures are valued at current market value. Each Fund values its securities using various methods depending on the primary market or exchange on which the securities trade. An equity security listed or traded on a foreign or domestic exchange, (except for The Nasdaq Stock Market, Inc. (“Nasdaq”)), is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded. An equity security listed or traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, the security will be valued at the last sale price on the Nasdaq prior to the calculation of the Fund’s net asset value. If no sale price is shown on Nasdaq, the security will

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be valued at the mean of the last bid and asked prices. Lacking any such sales on the primary exchange on the day of valuation, the security is valued at the mean of the last bid and asked prices. All other equity securities for which over-the-counter market quotations are readily available generally are valued at the mean of the current bid and asked prices. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities’ most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets.

When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. Many of the securities in which certain Funds may invest are traded in markets that close before the close of regular trading on the NYSE. Normally, developments that could affect the values of portfolio securities that occur between the close of a foreign market and the close of regular trading on the NYSE will not be reflected in a Fund’s NAV. Accordingly, each Fund employs a valuation policy that monitors for significant events in foreign markets using various benchmarks and techniques in order to determine when it is appropriate to adjust previous closing prices and apply fair valuation in accordance with the Fair Value Procedures.

As necessary, a Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. As a means of evaluating its fair value process, each Fund will periodically compare closing market prices, the next day’s opening prices in the same markets, and adjusted prices. The use of fair value pricing is expected to result in the use of prices that are more reflective of the actual market value of portfolio securities than would be the case if a Fund used closing prices, thereby reducing opportunities for profit from excessive short-term trading or market timing in a Fund’s shares.

Because certain of the Funds may invest in securities that are listed on foreign exchanges that may trade on weekends or other days when those Funds do not price their shares, those Funds’ share value may change on days when shareholders will not be able to purchase or redeem those Funds’ shares.

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ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

For additional information regarding purchasing and selling shares of the Funds, see “How to Buy and Sell Shares” in the Prospectus.

Shares of each Fund are sold on a continuous basis by the Distributor.

For shareholders wishing to purchase shares directly from the Fund, there is an initial purchase and minimum account balance requirement of $1,000,000 per shareholder. The initial purchase and minimum account balance requirement may be less if you purchase shares through a financial intermediary. Minimum requirements may be imposed or changed at any time. Due to the cost of maintaining smaller accounts, the Fund reserves the right to redeem, upon not less than 30 days’ written notice, all shares in a shareholder’s account that falls below the minimum account balance due to redemptions.

To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a Fund’s NAV may be affected on days when investors do not have access to the Company to purchase or redeem shares. In addition, trading in some of a Fund’s securities may not occur on days when the Fund is open for business.

If the Board determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a Fund’s NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. An in-kind distribution of portfolio securities will be less liquid than cash. The shareholder may have difficulty in finding a buyer for portfolio securities received in payment for redeemed shares. Fund securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in kind of a Fund’s portfolio securities could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund’s portfolio.

The Company may suspend redemption rights and postpone payments at times when trading on the NYSE is restricted, the NYSE is closed for any reason other than its customary weekend or holiday closings, emergency circumstances as determined by the SEC exist, or for such other circumstances as the SEC may permit.

SHAREHOLDER INFORMATION

Each Fund issues shares of common stock in the Company. The Board may increase the number of authorized shares or create additional series or classes of Company or Fund shares without shareholder approval. Shares are fully paid and non-assessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Shares of the Company have equal rights with respect to voting, except that the holders of shares of a series will have the exclusive right to vote on matters affecting only the rights of the holders of that series. For example, shareholders of a series will have the exclusive right to vote on any investment management agreement or investment restriction that relates only to that series. Shareholders of the series of the Company do not have cumulative voting rights, and, therefore, the holders of more than 50% of the outstanding shares of the Company voting together for the election of Directors may elect all of the members of the Board of Directors. In such event, the remaining holders cannot elect any members of the Board of Directors.

The Board may authorize the issuance of additional shares, and may, from time to time, classify or reclassify issued or any unissued shares to create one or more new classes or series in addition to those already authorized by setting or changing in any one or more respects the designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares; provided, however, that any such classification or reclassification shall not substantially adversely affect the rights of holders of issued shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act.

The Articles of Incorporation currently permit the Directors to issue the following number of full and fractional shares, par value $.0001 with respect to the Funds: 1.3 billion shares of the Core Bond Fund with 1 billion shares designated to the Institutional Class and 300 million shares designated to the Advisor Class, 1.2 billion shares of the High Yield Bond Fund with 1 billion shares designated to the Institutional Class and 200 million shares designated to the Advisor Class, 1.2 billion shares of the U.S. Equity Income Fund with 1 billion shares designated to the Institutional Class and 200 million shares designated to the Advisor Class, 1.2 billion shares of the U.S. Large Cap Core Equity Fund with 1 billion shares designated to the Institutional Class and 200 million shares designated to the Advisor Class, 1.2 billion shares of the Global Equity Income Fund with 1 billion shares designated to the Institutional Class and 200 million shares

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designated to the Advisor Class, 1.2 billion shares of the Global Low Volatility Equity Fund with 1 billion shares designated to the Institutional Class and 200 million shares designated to the Advisor Class, 1.2 billion shares of the Global All Cap Fund with 1 billion shares designated to the Institutional Class and 200 million shares designated to the Advisor Class, and 1.2 billion shares of the Target Return Fund with 1 billion shares designated to the Institutional Class and 200 million shares designated to the Advisor Class. Each share of a Fund is entitled to participate pro rata in the dividends and distributions from that Fund.

The Company will not normally hold annual shareholders’ meetings. Under Maryland law and the Company’s By-laws, an annual meeting is not required to be held in any year in which the election of Directors is not required to be acted upon under the Investment Company Act. The Company’s By-Laws provide that special meetings of shareholders, unless otherwise provided by law or by the Articles of Incorporation, may be called for any purpose or purposes by a majority of the Board, the Chairman of the Board, the President, or the written request of the holders of at least 10% of the outstanding shares of capital stock of the Company entitled to be voted at such meeting to the extent permitted by Maryland law.

Each Director serves until the next election of Directors and until the election and qualification of his successor or until such Director sooner dies, resigns, retires or is removed by the affirmative vote of a majority of the outstanding voting securities of the Company. In accordance with the Investment Company Act (i) the Company will hold a shareholder meeting for the election of Directors at such time as less than a majority of the Directors have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board, less than two-thirds of the Directors have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Share Ownership

As of the date of this SAI, no person owned beneficially or of record 5% or more of the outstanding shares of a Fund or Class.

Shareholders owning 25% or more of outstanding shares may be able to greatly affect or determine the outcome of a shareholder vote.

Conflicts of Interest of Affiliate as Shareholder

It is anticipated that TDAM or its affiliate will either own all or substantially all of the Funds’ shares upon the commencement of the Funds’ operations. TDAM or its affiliate will likely sell the Fund shares it holds as additional Fund shares are purchased by other investors. As a majority shareholder, TDAM or its affiliate will hold a substantial amount of the Fund’s voting securities, and may be able to exercise a controlling influence in matters submitted to a vote of shareholders, including, but not limited to, the election of Directors, approval or renewal of advisory contracts, and any vote relating to a reorganization or merger of each Fund. The ability to exercise a controlling influence over the Funds may result in conflicts of interest because, among other things, TDAM is the investment manager of the Funds.

FINANCIAL STATEMENTS

Since the Funds have not commenced operations as of the date of this SAI, no financial statements are available at this time. Shareholders of the Funds will be informed of the Funds’ progress through periodic reports when those reports become available. Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

61

ANNEX A — RATINGS OF INVESTMENTS

STANDARD AND POOR’S AND MOODY’S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

Commercial paper rated by Standard & Poor’s (“S&P”) has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated “A” or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer’s commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody’s Investors Service (“Moody’s”). Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated Prime-1, -2 or -3.

FITCH COMMERCIAL PAPER RATINGS

When assigning ratings, the agency considers the historical and prospective financial condition, quality of management, and operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue’s relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer’s financial strength and credit quality. In the case of a structured financing, the quality of its underlying assets and the integrity of its legal structure are considered. In the case of banks, for which sector there is a history of rescue by sovereign “lenders of last resort” or by major shareholders, the potential strength of any such support is also taken into account in the ratings.

MIG-1 AND MIG-2 MUNICIPAL NOTES

A S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in 3 years or less will likely receive a note rating. Notes with an original maturity of more than 3 years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations: amortized schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note. Note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay and interest.

Ratings of Moody’s for state and municipal notes and other short-term loans will be designated Moody’s Investment Grade (“MIG”). This distinction is in recognition of the differences between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

62

STANDARD & POOR’S BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions.

MOODY’S INVESTORS SERVICE BOND RATINGS

Aaa. Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa. Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A. Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa. Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

FITCH BOND RATINGS

AAA. Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA. Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A. High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB. Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

DBRS BOND RATINGS

AAA. Long-term debt rated AAA is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standard that DBRS has set for this category, few entities are able to achieve a AAA rating.

AA. Long-term debt rated AA is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated AAA only to a small degree. Given the extremely restrictive definition DBRS has for the AAA category, entities rated AA are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

A. Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

BBB. Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

63

PART C

OTHER INFORMATION

TD ASSET MANAGEMENT USA FUNDS INC.

Item 28. Exhibits.

(a)	(1)	Articles of Incorporation dated August 16, 1995 (see Note B)
	(2)	Articles of Amendment to Articles of Incorporation dated December 18, 1997 (see Note D)
	(3)	Articles of Amendment to Articles of Incorporation dated March 12, 1998 (see Note E)
	(4)	Articles of Amendment to Articles of Incorporation dated July 22, 1998 (see Note F)
	(5)	Articles of Amendment to Articles of Incorporation dated March 29, 1999 (see Note F)
	(6)	Articles of Amendment to Articles of Incorporation dated September 20, 1999 (see Note F)
	(7)	Articles of Amendment to Articles of Incorporation dated November 8, 1999 (see Note G)
	(8)	Articles of Amendment to Articles of Incorporation dated November 4, 2005 (see Note L)
	(9)	Articles Supplementary to Articles of Incorporation dated November 4, 2005 (see Note L)
	(10)	Articles of Amendment to Articles of Incorporation dated October 3, 2006 (see Note N)
	(11)	Articles Supplementary to Articles of Incorporation dated October 3, 2006 (see Note N)
	(12)	Articles of Amendment to Articles of Incorporation dated December 15, 2006 (see Note O)
	(13)	Articles Supplementary to Articles of Incorporation dated December 15, 2006 (see Note Q)
	(14)	Articles Supplementary to Articles of Incorporation dated September 24, 2007 (see Note R)
	(15)	Articles Supplementary to Articles of Incorporation dated June 17, 2008 (see Note S)
	(16)	Articles Supplementary to Articles of Incorporation dated December 4, 2008 (see Note U)
	(17)	Articles Supplementary to Articles of Incorporation dated January 9, 2009 (see Note U)
	(18)	Articles Supplementary to Articles of Incorporation dated June 29, 2009 (see Note W)
	(19)	Articles Supplementary to Articles of Incorporation dated April 12, 2012 (see Note DD)
	(20)	Articles Supplementary to Articles of Incorporation dated July 17, 2012 (see Note DD)
	(21)	Articles Supplementary to Articles of Incorporation dated January 22, 2013 (see Note EE)
	(22)	Articles of Amendment to Articles of Incorporation dated January 22, 2013 (see Note EE)
	(23)	Articles Supplementary to Articles of Incorporation dated March 8, 2013 (filed herewith)
	(24)	Articles of Amendment to Articles of Incorporation dated March 8, 2013 (filed herewith)
(b)	By-Laws, as amended to date (see Note O)
(c)	Instruments Defining Shareholder Rights (incorporated by reference to Exhibits (a) and (b) to the Registration Statement, as incorporated herein)
(d)	(1)	Investment Management Agreement between Registrant and Waterhouse Asset Management, Inc., on behalf of Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio, dated October 15, 1996 (see Note C)
	(2)	Amendment to Investment Management Agreement between Registrant and TD Waterhouse Asset Management, Inc., relating to the provision of services to California Municipal Money Market Portfolio and New York Municipal Money Market Portfolio, dated August 31, 2000 (see Note H)
	(3)	Amendment to Investment Management Agreement, reflecting name changes, dated June 1, 2005 (see Note M)
	(4)	Amendment to Investment Management Agreement, reflecting fee reduction (see Note M)
	(5)	Amendment to Investment Management Agreement relating to the provision of services to TDAM Institutional Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Short-Term Investment Fund and TDAM Short-Term Bond Fund, dated September 18, 2006 (see Note O)

	(6)	Amendment to Investment Management Agreement, reflecting fee changes, dated February 1, 2006 (see Note R)
	(7)	Amendment to Investment Management Agreement relating to the provision of services to TDAM Institutional Treasury Fund, dated June 17, 2008 (see Note T)
	(8)	Amendment to Investment Management Agreement relating to the provision of services to TDAM Global Sustainability Fund, dated March 10, 2009 (see Note V)
	(9)	Amendment to Investment Management Agreement relating to the provision of services to TDAM Institutional Municipal Fund, dated June 29, 2009 (see Note W)
	(10)	Amended and Restated Fee Waiver and Expense Reimbursement Recoupment Agreement, dated September 22, 2009 between TD Asset Management USA Funds, Inc. and TDAM USA Inc. (see Note Y)
	(11)	Amended and Restated Investment Management Agreement relating to the provision of services to TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio, TDAM New York Municipal Money Market Portfolio, TDAM Institutional Money Market Fund, TDAM Institutional Municipal Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Institutional Treasury Obligations Money Market Fund, TDAM Short-Term Investment Fund and TDAM Short-Term Bond Fund, dated April 4, 2012 (see Note DD)
	(12)	Investment Management Agreement relating to the provision of services to TDAM Core Bond Fund, TDAM High Yield Bond Fund, TDAM U.S. Large Cap Core Equity Fund, TDAM U.S. Equity Income Fund, TDAM Global Low Volatility Equity Fund, TDAM Global Equity Income Fund, TDAM Global All Cap Fund, TDAM Target Return Fund and TDAM U.S. Small-Mid Cap Equity Fund, dated March 8, 2013 (filed herewith)
	(13)	Subadvisory Agreement with Epoch Investment Partners, Inc. relating to the provision of services to TDAM U.S. Large Cap Core Equity Fund, TDAM U.S. Equity Income Fund, TDAM Global Equity Income Fund and TDAM Global All Cap Fund, TDAM Target Return Fund and TDAM U.S. Small-Mid Cap Equity Fund, dated March 8, 2013 (filed herewith)
	(14)	Expense Limitation Agreement relating to the provision of services to TDAM Core Bond Fund, TDAM High Yield Bond Fund, TDAM U.S. Large Cap Core Equity Fund, TDAM U.S. Equity Income Fund, TDAM Global Low Volatility Equity Fund, TDAM Global Equity Income Fund, TDAM Global All Cap Fund, TDAM Target Return Fund and TDAM U.S. Small-Mid Cap Equity Fund, dated March 8, 2013 (filed herewith)
(e)	(1)	Distribution Agreement between Registrant and SEI Investments Distribution Company on behalf of TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio, TDAM New York Municipal Money Market Portfolio, TDAM Institutional Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Short-Term Investment Fund and TDAM Short-Term Bond Fund, dated July 27, 2007 (see Note R)
	(2)	Amendment to Distribution Agreement relating to the provision of services to TDAM Institutional Treasury Fund, dated June 17, 2008 (see Note V)
	(3)	Amendment to Distribution Agreement relating to the provision of services to TDAM Global Sustainability Fund, dated March 10, 2009 (see Note V)
	(4)	Amendment to Distribution Agreement relating to the provision of services to TDAM Institutional Municipal Fund, dated June 29, 2009 (see Note X)
(5)	Amendment to Distribution Agreement relating to the provision of services to TDAM Core Bond Fund, TDAM High Yield Bond Fund, TDAM U.S. Large Cap Core Equity Fund, TDAM U.S. Equity Income Fund, TDAM Global Low Volatility Equity Fund, TDAM Global Equity Income Fund, TDAM Global All Cap Fund, TDAM Target Return Fund and TDAM U.S. Small-Mid Cap Equity Fund (to be filed by amendment)

	(6)	Form of Sub-Distribution Agreement (see Note AA)

(f)	Inapplicable
(g)	(1)	Custody Agreement between Registrant and The Bank of New York Mellon, on behalf of TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio, TDAM New York Municipal Money Market Portfolio, TDAM Institutional Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Institutional Treasury Fund, TDAM Short-Term Investment Fund, TDAM Short-Term Bond Fund and TDAM Global Sustainability Fund, dated March 24, 2009 (see Note V)
	(2)	Amended Schedule II to the Custody Agreement between Registrant and The Bank of New York Mellon, dated June 29, 2009 (see Note W)
	(3)	Amended Schedule II to the Custody Agreement between Registrant and The Bank of New York Mellon, dated March 8, 2013 (to be filed by amendment)
	(4)	Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon, dated March 24, 2009 (see Note V)
(h)	(1)	Transfer Agency Agreement between Registrant and TD AMERITRADE Clearing, Inc., on behalf of TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio, dated May 9, 2007 (see Note R)
	(2)	Amendment to Transfer Agreement between Registrant and TD Ameritrade Clearing, Inc., dated August 31, 2007 (see Note DD)
	(3)	Amended Schedule A to Transfer Agency Agreement between Registrant and TD AMERITRADE Clearing, Inc., dated September 24, 2007 (see Note R)
	(4)	Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. relating to the provision of services to TDAM Short-Term Investment Fund, TDAM Short-Term Bond Fund, TDAM Institutional Money Market Fund and TDAM Institutional U.S. Government Fund, dated December 18, 2006 (see Note R)
	(5)	Amendment to Transfer Agency Agreement between Registrant and Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.), dated December 11, 2007 (see Note S)
	(6)	Amended Schedule A to Transfer Agency Agreement between Registrant and Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.), dated March 12, 2009 (see Note V)
	(7)	Amendment No. 2 to Transfer Agency Agreement between Registrant and Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.), dated June 29, 2009 (see Note W)
	(8)	Amended Schedule A to Transfer Agency Agreement between Registrant and Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.) (to be filed by amendment)
	(9)	Shareholder Servicing Plan (see Note V)
	(10)	Form of Shareholder Services Agreement (see Note V)
	(11)	Shareholder Services Agreement for TD Ameritrade, Inc. dated May 9, 2007 (see Note V)
	(12)	Amendment to Shareholder Services Agreement for TD Ameritrade, Inc. dated December 4, 2008 (see Note V)
	(13)	Amendment to Shareholder Services Agreement for TD Ameritrade, Inc. dated September 24, 2009 (see Note Y)
	(14)	Amendment to Shareholder Services Agreement for TD Ameritrade, Inc. dated February 25, 2010 (see Note Z)
	(15)	Shareholder Services Agreement for TD Banknorth dated December 5, 2006 (see Note P)
	(16)	Amended Schedule A to Shareholder Services Agreement for TD Bank, N.A. (formerly TD Banknorth N.A.) dated June 29, 2009 (see Note X)

(17)	Form of Amendment to Shareholder Services Agreement for TD Bank, N.A. (formerly TD Banknorth N.A.) (see Note T)
(18)	Shareholder Services Agreement for Commerce Capital Markets, Inc., dated March 13, 2009 (see Note V)
(19)	Amended Schedule A to Shareholder Services Agreement for TD Wealth Management Services Inc. (formerly Commerce Capital Markets, Inc.) (see Note W)
(20)	Administration Agreement between Registrant and TD Asset Management USA Inc., dated June 1, 2005 (see Note M)
(21)	Form of Amendment to Administration Agreement between Registrant and TD Asset Management USA Inc., reflecting elimination of fees (see Note M)
(22)	Amendment to Administration Agreement between Registrant and TD Asset Management USA Funds Inc., dated September 18, 2006 (see Note O)
(23)	Amendment to Administration Agreement relating to the provision of services to TDAM Institutional Treasury Fund, dated June 17, 2008 (see Note T)
(24)	Amendment to Administration Agreement relating to the provision of services to TDAM Global Sustainability Fund, dated March 10, 2009 (see Note V)
(25)	Amendment to Administration Agreement relating to the provision of services to TDAM Institutional Municipal Fund, dated June 29, 2009 (see Note W)
(26)	Amendment to Administration Agreement relating to the provision of services to TDAM Global Sustainability Fund, dated April 4, 2012 (see Note DD)
(27)	Amended and Restated Administration Agreement relating to the provision of services to TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio, TDAM New York Municipal Money Market Portfolio, TDAM Institutional Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Institutional Treasury Fund, TDAM Institutional Municipal Money Market Fund, TDAM Short-Term Bond Fund, TDAM Core Bond Fund, TDAM High Yield Bond Fund, TDAM U.S. Large Cap Core Equity Fund, TDAM U.S. Equity Income Fund, TDAM Global Low Volatility Equity Fund, TDAM Global Equity Income Fund, TDAM Global All Cap Fund, TDAM Target Return Fund and TDAM U.S. Small-Mid Cap Equity Fund, dated March 8, 2013 (filed herewith)
(28)	Sub-Administration Agreement between the Administrator and BISYS Fund Services Ohio, Inc. dated March 22, 2007 (see Note R)
(29)	Amended Schedule A to Sub-Administration Agreement dated June 29, 2009 (see Note W)
(30)	Amendment to Sub-Administration Agreement dated December 6, 2012 (see Note EE)
(31)	Amended Schedule A to Sub-Administration Agreement (to be filed by amendment)
(32)	State Registration Services Agreement between Registrant and Clear Sky Corporation dated November 27, 1995 (see Note B)
(33)	Amendment to State Registration Services Agreement dated September 18, 2006 (see Note O)
(34)	Amendment to State Registration Services Agreement dated July 11, 2008 (see Note T)
(35)	Amendment to State Registration Services Agreement dated March 10, 2009 (see Note V)
(36)	Amendment to State Registration Services Agreement dated June 29, 2009 (see Note X)
(37)	Amendment to State Registration Services Agreement (to be filed by amendment)
(38)	Accounting Services Agreement between TD Waterhouse Investor Services, Inc. and SEI Investments Mutual Funds Services dated September 1, 2000 (see Note H)
(39)	Amendment to Accounting Services Agreement dated May 31, 2005 (see Note M)
(40)	Amendment to Accounting Services Agreement dated August 31, 2005 (see Note M)
(41)	Amendment to Accounting Services Agreement dated August 31, 2007 (see Note R)

	(42)	Amendment to Accounting Services Agreement, dated June 17, 2008 (see Note V)
	(43)	Amendment to Accounting Services Agreement, dated March 10, 2009 (see Note V)
	(44)	Amendment to Accounting Services Agreement, dated June 29, 2009 (see Note W)
	(45)	Amendment to Accounting Services Agreement (to be filed by amendment)
	(46)	Compliance Services Agreement between Registrant and Citi Fund Services Ohio, Inc. dated June 1, 2007 (see Note U)
	(47)	Amendment to Compliance Services Agreement dated December 4, 2008 (see Note V)
	(48)	Amendment to Compliance Services Agreement dated March 10, 2009 (see Note V)
	(49)	Amendment to Compliance Services Agreement dated June 29, 2009 (see Note W)
	(50)	Amendment to Compliance Services Agreement (to be filed by amendment)
(i)	(1)	Opinion and Consent of Venable LLP as to legality of the securities being registered — TDAM Short-Term Investment Fund, TDAM Short-Term Bond Fund, TDAM Institutional Money Market Fund, TDAM Institutional U.S. Government Fund (see Note N)
	(2)	Opinion and Consent of Venable LLP as to legality of the securities being registered — TDAM California Municipal Money Market Portfolio, TDAM New York Municipal Money Market Portfolio, TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio (see Note M2)
	(3)	Opinion and Consent of Venable LLP as to legality of the securities being registered — TDAM Core Bond Fund, TDAM High Yield Bond Fund, TDAM U.S. Large Cap Core Equity Fund, TDAM U.S. Equity Income Fund, TDAM Global Low Volatility Equity Fund, TDAM Global Equity Income Fund, TDAM Global All Cap Fund and TDAM Target Return Fund (filed herewith)
(j)	Inapplicable
(k)	Inapplicable
(l)	(1)	Subscription Agreement between Registrant and FDI Distribution Services, Inc. dated December 12, 1995 (see Note A)
	(2)	Subscription Agreement between Registrant and FDI Distribution Services, Inc., on behalf of California Municipal Money Market Portfolio and New York Municipal Money Market Portfolio, dated August 31, 2000 (see Note I)
(m)	(1)	Registrant’s Distribution Plan relating to TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio (see Note L)
	(2)	Amended Exhibit A to the Distribution Plan relating to TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio (see Note Q)
	(3)	Registrant’s Amended and Restated Distribution Plan relating solely to the Commercial Class of each of TDAM Institutional Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Institutional Treasury Fund and TDAM Institutional Municipal Fund (see Note X)
	(4)	Registrant’s Distribution Plan relating to the Commercial Class of each of TDAM Institutional Money Market Fund, TDAM Institutional U.S. Government Fund, and TDAM Institutional Treasury Obligations Money Market Fund, dated March 29, 2012 (see Note DD)
	(5)	Registrant’s Shareholder Services and Distribution Plan relating to the Advisor Class of each of the TDAM Core Bond Fund, TDAM High Yield Fund, TDAM U.S. Equity Income Fund, TDAM U.S. Large Cap Core Equity Fund, TDAM Global Equity Income Fund, TDAM Global Low Volatility Equity Fund, TDAM Global All Cap Fund, TDAM Target Return Fund, TDAM U.S. Small-Mid Cap Equity Fund and TDAM Short-Term Bond Fund, dated March 8, 2013 (filed herewith)

(n)	(1)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 for Registrant dated March 29, 2012 (see Note DD)
	(2)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 for Registrant dated March 8, 2013 (filed herewith)
(o)	Reserved
(p)	(1)	Code of Ethics of Registrant approved June 17, 2010 (see Note BB )
	(2)	Code of Ethics of the Investment Manager dated June 2005 (see Note M)
	(3)	Amended Code of Ethics of Investment Manager dated June 2005, revised as of July 28, 2005 (see Note M)
	(4)	Amended Code of Ethics of Investment Manager dated November 1, 2006 (see Note O)
	(5)	Amended Code of Ethics of Investment Manager dated November 1, 2006 revised July 17, 2008 (see Note T)
	(6)	Amended Code of Ethics of Investment Manager dated January 2010 (see Note BB)
	(7)	SEI Investments Global Funds Services and SEI Investments Funds Management Code of Ethics (see Note K)
	(8)	Code of Ethics of SEI Investments Distribution Co., dated January 11, 2010 (see Note AA)
	(9)	Code of Ethics of Epoch Investment Partners, Inc. dated October 2012 (filed herewith)

Other Exhibits:

Power of Attorney for Peter B.M. Eby, James E. Kelly, Donald J. Herrema, Barbara Palk and Lawrence Toal as of December 17, 2012 (see Note DD)

Note A:	Filed as an exhibit to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 12, 1995, and incorporated herein by reference.
Note B:	Filed as an exhibit to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on June 20, 1996, and incorporated herein by reference.
Note C:	Filed as an exhibit to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on February 28, 1997, and incorporated herein by reference.
Note D:	Filed as an exhibit to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 19, 1997, and incorporated herein by reference.
Note E:	Filed as an exhibit to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on October 13, 1998, and incorporated herein by reference.
Note F:	Filed as an exhibit to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on October 15, 1999, and incorporated herein by reference.
Note G:	Filed as an exhibit to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 23, 1999, and incorporated herein by reference.
Note H:	Filed as an exhibit to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 28, 2000, and incorporated herein by reference.
Note I:	Filed as an exhibit to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 26, 2001, and incorporated herein by reference.
Note J:	Filed as an exhibit to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 31, 2003, and incorporated herein by reference.
Note K:	Filed as an exhibit to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 30, 2004, and incorporated herein by reference.
Note L:	Filed as an exhibit to Registrant’s Registration Statement on Form N-14, File Nos. 33-96132; 811-9086, on November 8, 2005, and incorporated herein by reference.
Note M:	Filed as an exhibit to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 23, 2005, and incorporated herein by reference.
Note M2:	Filed as an exhibit to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on February 21, 2006, and incorporated herein by reference.
Note N:	Filed as an exhibit to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on October 4, 2006, and incorporated herein by reference.
Note O:	Filed as an exhibit to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 18, 2006, and incorporated herein by reference.
Note P:	Filed as an exhibit to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 18, 2006, and incorporated herein by reference.
Note Q:	Filed as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 20, 2006, and incorporated herein by reference.
Note R:	Filed as an exhibit to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on February 28, 2008, and incorporated herein by reference.
Note S:	Filed as an exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on March 6, 2008, and incorporated herein by reference.

Note T:	Filed as an exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on August 20, 2008 and incorporated herein by reference.
Note U:	Filed as an exhibit to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on January 9, 2009 and incorporated herein by reference.
Note V:	Filed as an exhibit to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on March 25, 2009 and incorporated herein by reference.
Note W:	Filed as an exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on July 10, 2009 and incorporated herein by reference.
Note X:	Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on July 24, 2009 and incorporated herein by reference.
Note Y:	Filed as an exhibit to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 16, 2009 and incorporated herein by reference.
Note Z:	Filed as an exhibit to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086 on February 26, 2010 and incorporated herein by reference.
Note AA:	Filed as an exhibit to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086 on December 30, 2010 and incorporated herein by reference.
Note BB:	Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086 on February 28, 2011 and incorporated herein by reference.
Note CC:	Filed as an exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086 on February 28, 2012 and incorporated herein by reference.
Note DD:	Filed as an exhibit to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086 on December 17, 2012 and incorporated herein by reference.
Note EE:	Filed as an exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086 on February 28, 2013 and incorporated herein by reference.
Item 29. Persons Controlled by or under Common Control with Registrant.

 Not applicable.

Item 30. Indemnification.

Section 2-418 of the General Corporation Law of the State of Maryland, Article IX of the Registrant’s Articles of Incorporation, as referenced herein, Article V of the Registrant’s By-Laws, as referenced herein, and the Investment Management Agreement, as referenced herein, provide for indemnification.

The Articles of Incorporation and By-Laws provide that to the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Registrant shall have any liability to the Registrant or to its shareholders for damages.

The Articles of Incorporation and By-Laws further provide that the Registrant shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law and the Investment Company Act; that the Registrant shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with applicable law. The Board of Directors may, through by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law. However, nothing in the Articles of Incorporation or By-Laws protects any director or officer of the Registrant against any liability to the Registrant or to its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Section 2-418 of the General Corporation Law of the State of Maryland provides that a corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that (i) the act or omission of the director was material to the matter giving rise to the proceeding; and (a) was committed in bad faith;

or (b) was the result of active and deliberate dishonesty; or (ii) the director actually received an improper personal benefit in money, property, or services; or (iii) in the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. Section 2-418 permits indemnification to be made against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding; however, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation. A director may not be indemnified under Section 2-418 in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director’s official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

Unless limited by the Registrant’s charter, a director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to above shall be indemnified against any reasonable expenses incurred by the director in connection with the proceeding. Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding upon receipt by the corporation of (i) a written affirmation by the director of the director’s good faith belief that the standard of conduct necessary for indemnification by the corporation has been met; and (ii) a written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

The indemnification and advancement of expenses provided or authorized by Section 2-418 may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

Under Section 2-418, a corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors and a corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

Under Section 2-418, a corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person’s position, whether or not the corporation would have the power to indemnify against liability under the provisions of such Section. A corporation also may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with the foregoing. The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser.

The following persons are the directors and officers of the Investment Manager:

KEVIN LEBLANC**, Chief Operating Officer of TD Asset Management Inc. since September 2010; Vice Chair of TD Asset Management Inc. since 2007; Officer of the Investment Manager since April 2010 and Chief Operating Officer of the Investment Manager since December 2010.

JAMES SIMMONDS*, Associate Vice President of TD Bank Group since December 2012 and Chief Compliance Officer of the Investment Manager since December 2012.

MAYA GITTENS**, Secretary of the Investment Manager since July 2008 and Vice President and Director of the Investment Manager since July 2008.

ROBIN LACEY*, Vice Chair of TD Asset Management Inc., since 2009, Managing Director since 2004, and Officer of the Investment Manager since April 2010.

TIMOTHY WIGGAN*, Managing Director of TD Securities since 2011; Chairman and Executive Officer of the Investment Manager since February 2013; and Chairman and Executive Officer of TD Asset Management Inc. since February 2013.

KENNETH MINER*, Vice Chair of TD Asset Management Inc. since December 2003 and Vice Chair of the Investment Manager since June 2005.

SATISH RAI*, Senior Vice President of TD Bank Financial Group since May 2000 and Vice Chair of the Investment Manager since June 2005.

ANDREW CAMPBELL*, Associate Vice President of TD Bank Group since May 2010 and Chief Financial Officer of the Investment Manager since September 2012.

MICHELE R. TEICHNER**, Managing Director of the Investment Manager since January 2006; and Chief Compliance Officer of the Registrant since June 2004.

RODNEY MICHAEL THORFINNSON*, Chief Risk Officer of the Investment Manager since 2002; Director of the Investment Manager since 2005 and Chief Administrative Officer of the Investment Manager since December 2010.

*	Address: 161 Bay Street, 35th Floor, Toronto, Ontario, Canada M5J 2T2
**	Address: 31 W. 52nd Street, 21st Floor, NY, NY 10019

Epoch Investment Partners, Inc. (“Epoch”) acts as the subadviser for certain series of the Registrant.

The list of officers and directors of Epoch, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Epoch (SEC File No: 801-63118). The principal business address for each officer and director of Epoch is: 399 Park Avenue, New York, NY 10022.

Item 32. Principal Underwriters:
(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
CNI Charter Funds	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
ProShares Trust	November 14, 2005
Community Reinvestment Act Qualified Investment Fund	January 8, 2007
SEI Alpha Strategy Portfolio, LP	June 29, 2007
TD Asset Management USA Funds	July 25, 2007
Wilshire Mutual Funds	July 14, 2008
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Variable Income Trust	July 12, 2008
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
River Park Funds	September 8, 2010
Adviser Managed Trust Fund	December 10, 2010
Huntington Strategy Shares	July 26, 2011
New Covenant Funds	March 30, 2012
Cambria ETF Trust	August 30, 2012
Pyxis Funds I	September 25, 2012
KKR Series Trust	October 3, 2012
KKR Alternative Corporate Opportunities Fund	October 3, 2012
KKR Alternative Corporate Opportunities Fund P	October 3, 2012
KraneShares Trust	December 8, 2012

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	—
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Kevin P. Barr	President & Chief Executive Officer	—
Maxine J. Chou	Chief Financial Officer & Treasurer, Chief Operating Officer	—
John C. Munch	General Counsel & Secretary	—
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
Mark J. Held	Senior Vice President	—
Lori L. White	Vice President & Assistant Secretary	—
John P. Coary	Vice President & Assistant Secretary	—
John J. Cronin	Vice President	—
Robert Silvestri	Vice President	—
Item 33. Location of Accounts and Records.

All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act and the Rules thereunder are maintained at the offices of the Registrant, the offices of the Registrant’s Investment Manager and Administrator, TDAM USA Inc., 31 West 52nd Street, 21st Floor, New York, New York 10019 and the offices of TD Asset Management, 161 Bay Street, 35th Floor, CT Tower, Toronto, Ontario, Canada M5J 2T2, or (i) in the case of records concerning custodial functions, at the offices of the Registrant’s Custodian, The Bank of New York Mellon, One Wall Street, New York, New York 10286; (ii) in the case of records concerning transfer agency functions, at the offices of the Registrant’s Transfer Agent and Dividend Disbursing Agent, Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219; or TD AMERITRADE Clearing, Inc., 100 North Ameritrade Place, Bellevue, NE 68005; (iii) in the case of records concerning administration and certain other functions, at the offices of the Fund’s Sub-Administrator, Citi Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, Massachusetts 02110; (iv) in the case of the Funds’ Distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456 -1100 and (iv) in the case of records concerning fund accounting functions, at the offices of the Fund’s fund accountant, SEI Investments Global Fund Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456-1100.

Item 34. Management Services.

 Not applicable.

Item 35. Undertakings.

 Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 11th day of March, 2013.

TD Asset Management USA Funds Inc.

Registrant

By:	/s/ Kevin LeBlanc Kevin LeBlanc President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registration Statement has been signed below by or on behalf of the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Kevin LeBlanc Kevin LeBlanc	President and Chief Executive Officer	March 11, 2013
/s/ Eric Kleinschmidt Eric Kleinschmidt	Treasurer and Chief Financial Officer	March 11, 2013
Barbara Palk*	Director	March 11, 2013
Donald J. Herrema*	Director	March 11, 2013
Peter B.M. Eby*	Director	March 11, 2013
James E. Kelly*	Director	March 11, 2013
Lawrence J. Toal*	Chairman of the Board and Director	March 11, 2013

*By /s/ Michele Teichner Michele Teichner Attorney-in-Fact pursuant to a power of attorney previously filed	March 11, 2013

Exhibit Index

Exhibit	Document
(a)(23)	Articles Supplementary to Articles of Incorporation dated March 8, 2013
(a)(24)	Articles of Amendment to Articles of Incorporation dated March 8, 2013
(d)(12)	Investment Management Agreement relating to the provision of services to TDAM Core Bond Fund, TDAM High Yield Bond Fund, TDAM U.S. Large Cap Core Equity Fund, TDAM U.S. Equity Income Fund, TDAM Global Low Volatility Equity Fund, TDAM Global Equity Income Fund, TDAM Global All Cap Fund, TDAM Target Return Fund and TDAM U.S. Small-Mid Cap Equity Fund, dated March 8, 2013
(d)(13)	Subadvisory Agreement with Epoch Investment Partners, Inc. relating to the provision of services to TDAM U.S. Large Cap Core Equity Fund, TDAM U.S. Equity Income Fund, TDAM Global Equity Income Fund and TDAM Global All Cap Fund, TDAM Target Return Fund and TDAM U.S. Small-Mid Cap Equity Fund, dated March 8, 2013.
(d)(14)	Expense Limitation Agreement relating to the provision of services to TDAM Core Bond Fund, TDAM High Yield Bond Fund, TDAM U.S. Large Cap Core Equity Fund, TDAM U.S. Equity Income Fund, TDAM Global Low Volatility Equity Fund, TDAM Global Equity Income Fund, TDAM Global All Cap Fund, TDAM Target Return Fund and TDAM U.S. Small-Mid Cap Equity Fund, dated March 8, 2013
(h)(27)	Amended and Restated Administration Agreement relating to the provision of services to TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio, TDAM New York Municipal Money Market Portfolio, TDAM Institutional Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Institutional Treasury Fund, TDAM Institutional Municipal Money Market Fund, TDAM Short-Term Bond Fund, TDAM Core Bond Fund, TDAM High Yield Bond Fund, TDAM U.S. Large Cap Core Equity Fund, TDAM U.S. Equity Income Fund, TDAM Global Low Volatility Equity Fund, TDAM Global Equity Income Fund, TDAM Global All Cap Fund, TDAM Target Return Fund and TDAM U.S. Small-Mid Cap Equity Fund, dated March 8, 2013
(i)(3)	Opinion and Consent of Venable LLP as to legality of the securities being registered – TDAM Core Bond Fund, TDAM High Yield Bond Fund, TDAM U.S. Large Cap Core Equity Fund, TDAM U.S. Equity Income Fund, TDAM Global Low Volatility Equity Fund, TDAM Global Equity Income Fund, TDAM Global All Cap Fund and TDAM Target Return Fund
(m)(5)	Registrant’s Shareholder Services and Distribution Plan relating to the Advisor Class of each of the TDAM Core Bond Fund, TDAM High Yield Fund, TDAM U.S. Equity Income Fund, TDAM U.S. Large Cap Core Equity Fund, TDAM Global Equity Income Fund, TDAM Global Low Volatility Equity Fund, TDAM Global All Cap Fund, TDAM Target Return Fund, TDAM U.S. Small-Mid Cap Equity Fund and TDAM Short-Term Bond Fund, dated March 8, 2013
(n)(2)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 for Registrant dated March 8, 2013
(p)(9)	Code of Ethics of Epoch Investment Partners, Inc. dated October 2012